Shareholder Report		12 Months Ended
		Jul. 31, 2026 USD ($) Holding	Jul. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		iShares Trust
Entity Central Index Key		0001100663
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000157303
Shareholder Report [Line Items]
Fund Name		iShares Currency Hedged MSCI ACWI ex U.S. ETF
Trading Symbol		HAWX
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$3Footnote Reference(a)	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[1]	$ 3
Expense Ratio, Percent	[1]	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 30.38%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI ACWI ex USA 100% Hedged to USD Index (Net) returned 31.48%.

What contributed to performance?

Taiwanese equities were the primary contributor to the Fund’s return during the reporting period, as the information technology sector benefited from the artificial intelligence (“AI”) boom. Semiconductors and semiconductor equipment stocks were driven by soaring demand for advanced chips used for high-performance computing and AI applications. South Korea’s information technology sector was also supported by the AI boom, due to surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for its leading chipmakers. In Japan, bank stocks rallied over the reporting period as the Bank of Japan exited its ultra-low interest rate policy and multiple rate hikes lifted borrowing margins and boosted profitability. Japanese information technology stocks contributed, as firms in the semiconductors and semiconductor equipment segment benefited from increased AI spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI ACWI ex USA 100% Hedged to USD Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,142	$10,063	$10,135
Sep 16	$10,224	$10,187	$10,179
Oct 16	$10,283	$10,041	$10,286
Nov 16	$10,375	$9,809	$10,336
Dec 16	$10,655	$10,060	$10,678
Jan 17	$10,780	$10,416	$10,794
Feb 17	$10,964	$10,582	$10,999
Mar 17	$11,236	$10,850	$11,247
Apr 17	$11,416	$11,082	$11,427
May 17	$11,646	$11,442	$11,657
Jun 17	$11,655	$11,477	$11,637
Jul 17	$11,818	$11,901	$11,836
Aug 17	$11,878	$11,963	$11,904
Sep 17	$12,187	$12,185	$12,171
Oct 17	$12,579	$12,415	$12,561
Nov 17	$12,495	$12,515	$12,501
Dec 17	$12,644	$12,795	$12,702
Jan 18	$12,970	$13,508	$13,025
Feb 18	$12,479	$12,871	$12,596
Mar 18	$12,361	$12,643	$12,337
Apr 18	$12,682	$12,845	$12,791
May 18	$12,649	$12,549	$12,702
Jun 18	$12,531	$12,313	$12,626
Jul 18	$12,887	$12,607	$12,934
Aug 18	$12,720	$12,344	$12,771
Sep 18	$12,791	$12,400	$12,865
Oct 18	$11,976	$11,391	$12,017
Nov 18	$12,130	$11,499	$12,115
Dec 18	$11,484	$10,979	$11,526
Jan 19	$12,248	$11,808	$12,257
Feb 19	$12,558	$12,039	$12,615
Mar 19	$12,780	$12,111	$12,797
Apr 19	$13,201	$12,431	$13,220
May 19	$12,514	$11,763	$12,573
Jun 19	$13,085	$12,472	$13,130
Jul 19	$13,113	$12,321	$13,172
Aug 19	$12,877	$11,940	$12,890
Sep 19	$13,266	$12,247	$13,274
Oct 19	$13,472	$12,675	$13,536
Nov 19	$13,738	$12,787	$13,789
Dec 19	$14,064	$13,340	$14,146
Jan 20	$13,744	$12,982	$13,932
Feb 20	$12,959	$11,956	$13,011
Mar 20	$11,260	$10,225	$11,389
Apr 20	$11,945	$10,999	$12,159
May 20	$12,454	$11,359	$12,527
Jun 20	$12,899	$11,873	$12,996
Jul 20	$13,066	$12,402	$13,181
Aug 20	$13,481	$12,933	$13,634
Sep 20	$13,380	$12,615	$13,464
Oct 20	$13,092	$12,344	$13,159
Nov 20	$14,513	$14,004	$14,675
Dec 20	$15,038	$14,761	$15,204
Jan 21	$15,196	$14,793	$15,340
Feb 21	$15,564	$15,086	$15,683
Mar 21	$16,100	$15,277	$16,183
Apr 21	$16,268	$15,727	$16,417
May 21	$16,605	$16,219	$16,765
Jun 21	$16,830	$16,113	$16,952
Jul 21	$16,563	$15,848	$16,680
Aug 21	$16,851	$16,149	$17,042
Sep 21	$16,501	$15,632	$16,735
Oct 21	$16,949	$16,005	$17,074
Nov 21	$16,480	$15,284	$16,627
Dec 21	$16,993	$15,916	$17,199
Jan 22	$16,683	$15,330	$16,715
Feb 22	$16,148	$15,026	$16,376
Mar 22	$16,300	$15,050	$16,512
Apr 22	$15,853	$14,105	$16,148
May 22	$15,978	$14,206	$16,128
Jun 22	$15,171	$12,984	$15,195
Jul 22	$15,730	$13,429	$15,755
Aug 22	$15,331	$12,997	$15,575
Sep 22	$14,364	$11,698	$14,538
Oct 22	$14,875	$12,048	$14,995
Nov 22	$16,187	$13,470	$16,227
Dec 22	$15,573	$13,369	$15,776
Jan 23	$16,766	$14,453	$16,830
Feb 23	$16,480	$13,946	$16,669
Mar 23	$16,732	$14,287	$16,842
Apr 23	$17,033	$14,535	$17,125
May 23	$16,705	$14,006	$16,863
Jun 23	$17,383	$14,635	$17,488
Jul 23	$17,901	$15,230	$18,002
Aug 23	$17,394	$14,542	$17,564
Sep 23	$17,135	$14,083	$17,340
Oct 23	$16,717	$13,502	$16,779
Nov 23	$17,689	$14,717	$17,829
Dec 23	$18,230	$15,457	$18,403
Jan 24	$18,316	$15,303	$18,559
Feb 24	$19,019	$15,691	$19,233
Mar 24	$19,768	$16,181	$19,942
Apr 24	$19,629	$15,891	$19,938
May 24	$20,206	$16,352	$20,352
Jun 24	$20,329	$16,336	$20,526
Jul 24	$20,519	$16,714	$20,783
Aug 24	$20,695	$17,190	$20,919
Sep 24	$21,080	$17,654	$21,279
Oct 24	$20,736	$16,787	$20,947
Nov 24	$20,934	$16,636	$20,993
Dec 24	$20,905	$16,312	$21,092
Jan 25	$21,625	$16,969	$21,906
Feb 25	$22,046	$17,205	$22,104
Mar 25	$21,735	$17,166	$21,717
Apr 25	$21,579	$17,786	$21,707
May 25	$22,452	$18,600	$22,665
Jun 25	$22,959	$19,232	$23,100
Jul 25	$23,355	$19,176	$23,592
Aug 25	$24,005	$19,842	$24,133
Sep 25	$24,921	$20,557	$25,040
Oct 25	$25,839	$20,972	$25,955
Nov 25	$25,959	$20,967	$26,023
Dec 25	$26,427	$21,595	$26,631
Jan 26	$27,630	$22,887	$27,907
Feb 26	$29,099	$24,036	$29,442
Mar 26	$27,452	$21,443	$27,071
Apr 26	$29,080	$23,512	$29,183
May 26	$30,397	$24,696	$30,810
Jun 26	$31,197	$24,551	$31,266
Jul 26	$30,438	$24,635	$31,018

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
30.38%	12.94%	11.77%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI ACWI ex USA 100% Hedged to USD Index (Net)...
31.48	13.21	11.99

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2025
AssetsNet		$ 346,191,227
Holdings Count | Holding		385
Advisory Fees Paid, Amount		$ 88,854
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$346,191,227
Number of Portfolio Holdings...
385
Net Investment Advisory Fees...
$88,854
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.1%
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.4)
Other Assets Less Liabilities...
1.3
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Financials...
25.8%
Information Technology...
19.5
Industrials...
14.2
Consumer Discretionary...
8.0
Health Care...
6.9
Materials...
6.5
Consumer Staples...
5.3
Energy...
4.9
Communication Services...
4.5
Utilities...
3.1
Real Estate...
1.3
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI ACWI ex U.S. ETF.
Footnote(b)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000133231
Shareholder Report [Line Items]
Fund Name		iShares Currency Hedged MSCI EAFE ETF
Trading Symbol		HEFA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE ETF	$3Footnote Reference(a)	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[2]	$ 3
Expense Ratio, Percent	[2]	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 27.04%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE 100% Hedged to USD Index (Net)  returned 27.22%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. As the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins, and boosted profitability for banking stocks in the financials sector. Japanese information technology stocks also contributed, supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence chip supply chain. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Also contributing was a Dutch supplier of chipmaking machines. The company is currently the sole manufacturer of advanced lithography equipment needed to produce the most powerful chips, and surging demand for these technologies has prompted chipmakers to sharply increase orders and capital spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE 100% Hedged to USD Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,140	$10,063	$10,102
Sep 16	$10,214	$10,187	$10,144
Oct 16	$10,296	$10,041	$10,273
Nov 16	$10,465	$9,809	$10,400
Dec 16	$10,885	$10,060	$10,880
Jan 17	$10,943	$10,416	$10,904
Feb 17	$11,177	$10,582	$11,144
Mar 17	$11,481	$10,850	$11,426
Apr 17	$11,631	$11,082	$11,601
May 17	$11,898	$11,442	$11,860
Jun 17	$11,848	$11,477	$11,780
Jul 17	$11,897	$11,901	$11,874
Aug 17	$11,914	$11,963	$11,886
Sep 17	$12,257	$12,185	$12,220
Oct 17	$12,651	$12,415	$12,593
Nov 17	$12,583	$12,515	$12,540
Dec 17	$12,702	$12,795	$12,712
Jan 18	$12,890	$13,508	$12,886
Feb 18	$12,428	$12,871	$12,488
Mar 18	$12,287	$12,643	$12,212
Apr 18	$12,753	$12,845	$12,793
May 18	$12,736	$12,549	$12,730
Jun 18	$12,668	$12,313	$12,716
Jul 18	$13,079	$12,607	$13,075
Aug 18	$12,879	$12,344	$12,880
Sep 18	$13,071	$12,400	$13,086
Oct 18	$12,232	$11,391	$12,271
Nov 18	$12,302	$11,499	$12,268
Dec 18	$11,528	$10,979	$11,573
Jan 19	$12,238	$11,808	$12,235
Feb 19	$12,676	$12,039	$12,680
Mar 19	$12,895	$12,111	$12,876
Apr 19	$13,354	$12,431	$13,336
May 19	$12,703	$11,763	$12,748
Jun 19	$13,323	$12,472	$13,328
Jul 19	$13,400	$12,321	$13,447
Aug 19	$13,145	$11,940	$13,149
Sep 19	$13,655	$12,247	$13,635
Oct 19	$13,874	$12,675	$13,893
Nov 19	$14,188	$12,787	$14,203
Dec 19	$14,379	$13,340	$14,425
Jan 20	$14,101	$12,982	$14,270
Feb 20	$13,125	$11,956	$13,152
Mar 20	$11,410	$10,225	$11,552
Apr 20	$12,046	$10,999	$12,198
May 20	$12,668	$11,359	$12,700
Jun 20	$13,008	$11,873	$13,043
Jul 20	$12,765	$12,402	$12,807
Aug 20	$13,219	$12,933	$13,339
Sep 20	$13,157	$12,615	$13,217
Oct 20	$12,703	$12,344	$12,706
Nov 20	$14,279	$14,004	$14,413
Dec 20	$14,683	$14,761	$14,785
Jan 21	$14,683	$14,793	$14,737
Feb 21	$15,107	$15,086	$15,127
Mar 21	$15,892	$15,277	$15,913
Apr 21	$16,080	$15,727	$16,123
May 21	$16,480	$16,219	$16,578
Jun 21	$16,678	$16,113	$16,699
Jul 21	$16,750	$15,848	$16,773
Aug 21	$17,082	$16,149	$17,155
Sep 21	$16,804	$15,632	$16,945
Oct 21	$17,317	$16,005	$17,325
Nov 21	$16,809	$15,284	$16,905
Dec 21	$17,528	$15,916	$17,658
Jan 22	$17,091	$15,330	$17,033
Feb 22	$16,482	$15,026	$16,668
Mar 22	$16,896	$15,050	$17,039
Apr 22	$16,599	$14,105	$16,831
May 22	$16,758	$14,206	$16,812
Jun 22	$15,820	$12,984	$15,799
Jul 22	$16,701	$13,429	$16,643
Aug 22	$16,171	$12,997	$16,299
Sep 22	$15,243	$11,698	$15,354
Oct 22	$16,166	$12,048	$16,204
Nov 22	$17,403	$13,470	$17,333
Dec 22	$16,699	$13,369	$16,845
Jan 23	$18,007	$14,453	$17,965
Feb 23	$18,034	$13,946	$18,112
Mar 23	$18,253	$14,287	$18,248
Apr 23	$18,734	$14,535	$18,708
May 23	$18,455	$14,006	$18,462
Jun 23	$19,200	$14,635	$19,167
Jul 23	$19,521	$15,230	$19,537
Aug 23	$19,148	$14,542	$19,227
Sep 23	$18,962	$14,083	$19,063
Oct 23	$18,550	$13,502	$18,472
Nov 23	$19,543	$14,717	$19,587
Dec 23	$20,111	$15,457	$20,205
Jan 24	$20,556	$15,303	$20,761
Feb 24	$21,376	$15,691	$21,428
Mar 24	$22,263	$16,181	$22,302
Apr 24	$21,996	$15,891	$22,185
May 24	$22,809	$16,352	$22,786
Jun 24	$22,698	$16,336	$22,708
Jul 24	$22,803	$16,714	$22,936
Aug 24	$23,040	$17,190	$23,082
Sep 24	$22,994	$17,654	$23,043
Oct 24	$22,599	$16,787	$22,753
Nov 24	$22,846	$16,636	$22,924
Dec 24	$22,869	$16,312	$23,063
Jan 25	$23,946	$16,969	$24,217
Feb 25	$24,433	$17,205	$24,489
Mar 25	$23,900	$17,166	$23,838
Apr 25	$23,768	$17,786	$23,838
May 25	$24,891	$18,600	$24,994
Jun 25	$24,969	$19,232	$25,096
Jul 25	$25,321	$19,176	$25,491
Aug 25	$25,937	$19,842	$26,092
Sep 25	$26,508	$20,557	$26,615
Oct 25	$27,444	$20,972	$27,553
Nov 25	$27,663	$20,967	$27,752
Dec 25	$28,186	$21,595	$28,389
Jan 26	$29,188	$22,887	$29,364
Feb 26	$30,680	$24,036	$30,993
Mar 26	$28,999	$21,443	$28,629
Apr 26	$30,042	$23,512	$30,163
May 26	$31,027	$24,696	$31,316
Jun 26	$31,995	$24,551	$32,087
Jul 26	$32,167	$24,635	$32,430

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
27.04%	13.94%	12.39%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE 100% Hedged to USD Index (Net)...
27.22	14.10	12.49

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2025
AssetsNet		$ 7,536,593,231
Holdings Count | Holding		279
Advisory Fees Paid, Amount		$ 2,015,085
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$7,536,593,231
Number of Portfolio Holdings...
279
Net Investment Advisory Fees...
$2,015,085
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.4%
Short-Term Securities...
1.2
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.2)
Liabilities in Excess of Other Assets...
(0.4)
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Financials...
26.7%
Industrials...
19.0
Health Care...
10.2
Information Technology...
10.0
Consumer Discretionary...
8.4
Consumer Staples...
6.8
Materials...
5.9
Communication Services...
3.8
Energy...
3.8
Utilities...
3.8
Real Estate...
1.6
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI EAFE ETF.
Footnote(b)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000157306
Shareholder Report [Line Items]
Fund Name		iShares Currency Hedged MSCI EAFE Small-Cap ETF
Trading Symbol		HSCZ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE Small-Cap ETF	$3Footnote Reference(a)	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[3]	$ 3
Expense Ratio, Percent	[3]	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.16%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE Small Cap 100% Hedged to USD Index (Net) returned 22.71%.

What contributed to performance?

Japanese small-cap stocks were the most meaningful contributors to the Fund’s return during the reporting period, as continued growth in domestic consumption supported companies with greater exposure to the Japanese economy. Artificial intelligence (“AI”), power infrastructure, and data-center demand helped drive stocks in the industrials sector, including electrical equipment and industrial machinery companies, which benefited from strong demand for semiconductor and AI-related manufacturing equipment and continued investment in factory automation. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Stocks in Israel contributed, despite periods of high conflict and direct regional strikes, as local markets demonstrated exceptional resilience. In particular, utilities stocks gained amid rapid expansions.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Small Cap 100% Hedged to USD Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,105	$10,063	$10,030
Sep 16	$10,340	$10,187	$10,237
Oct 16	$10,373	$10,041	$10,303
Nov 16	$10,512	$9,809	$10,389
Dec 16	$10,865	$10,060	$10,823
Jan 17	$10,967	$10,416	$10,899
Feb 17	$11,277	$10,582	$11,212
Mar 17	$11,507	$10,850	$11,415
Apr 17	$11,881	$11,082	$11,802
May 17	$12,136	$11,442	$12,085
Jun 17	$12,141	$11,477	$12,040
Jul 17	$12,277	$11,901	$12,220
Aug 17	$12,394	$11,963	$12,341
Sep 17	$12,834	$12,185	$12,747
Oct 17	$13,243	$12,415	$13,154
Nov 17	$13,222	$12,515	$13,181
Dec 17	$13,507	$12,795	$13,507
Jan 18	$13,726	$13,508	$13,702
Feb 18	$13,350	$12,871	$13,389
Mar 18	$13,298	$12,643	$13,170
Apr 18	$13,704	$12,845	$13,702
May 18	$13,778	$12,549	$13,778
Jun 18	$13,630	$12,313	$13,687
Jul 18	$13,850	$12,607	$13,834
Aug 18	$13,797	$12,344	$13,799
Sep 18	$13,775	$12,400	$13,801
Oct 18	$12,644	$11,391	$12,683
Nov 18	$12,658	$11,499	$12,611
Dec 18	$11,677	$10,979	$11,677
Jan 19	$12,545	$11,808	$12,501
Feb 19	$12,952	$12,039	$12,933
Mar 19	$13,109	$12,111	$13,059
Apr 19	$13,617	$12,431	$13,552
May 19	$12,864	$11,763	$12,886
Jun 19	$13,293	$12,472	$13,266
Jul 19	$13,427	$12,321	$13,455
Aug 19	$13,198	$11,940	$13,166
Sep 19	$13,681	$12,247	$13,640
Oct 19	$14,014	$12,675	$14,046
Nov 19	$14,497	$12,787	$14,496
Dec 19	$14,861	$13,340	$14,887
Jan 20	$14,445	$12,982	$14,624
Feb 20	$13,284	$11,956	$13,374
Mar 20	$11,108	$10,225	$11,277
Apr 20	$12,114	$10,999	$12,321
May 20	$13,057	$11,359	$13,173
Jun 20	$13,212	$11,873	$13,264
Jul 20	$13,076	$12,402	$13,173
Aug 20	$13,876	$12,933	$14,015
Sep 20	$14,082	$12,615	$14,163
Oct 20	$13,598	$12,344	$13,675
Nov 20	$15,078	$14,004	$15,243
Dec 20	$15,789	$14,761	$15,951
Jan 21	$15,862	$14,793	$16,012
Feb 21	$16,437	$15,086	$16,490
Mar 21	$17,233	$15,277	$17,293
Apr 21	$17,602	$15,727	$17,717
May 21	$17,813	$16,219	$17,935
Jun 21	$17,902	$16,113	$18,022
Jul 21	$18,169	$15,848	$18,291
Aug 21	$18,760	$16,149	$18,893
Sep 21	$18,278	$15,632	$18,517
Oct 21	$18,675	$16,005	$18,737
Nov 21	$17,956	$15,284	$18,137
Dec 21	$18,596	$15,916	$18,809
Jan 22	$17,676	$15,330	$17,677
Feb 22	$17,134	$15,026	$17,392
Mar 22	$17,401	$15,050	$17,657
Apr 22	$17,072	$14,105	$17,385
May 22	$16,997	$14,206	$17,137
Jun 22	$15,876	$12,984	$15,908
Jul 22	$16,903	$13,429	$16,928
Aug 22	$16,435	$12,997	$16,657
Sep 22	$15,306	$11,698	$15,435
Oct 22	$16,032	$12,048	$16,139
Nov 22	$17,013	$13,470	$17,019
Dec 22	$16,483	$13,369	$16,708
Jan 23	$17,661	$14,453	$17,713
Feb 23	$17,718	$13,946	$17,899
Mar 23	$17,507	$14,287	$17,594
Apr 23	$17,957	$14,535	$18,011
May 23	$17,631	$14,006	$17,780
Jun 23	$18,194	$14,635	$18,267
Jul 23	$18,706	$15,230	$18,825
Aug 23	$18,497	$14,542	$18,680
Sep 23	$18,106	$14,083	$18,283
Oct 23	$17,478	$13,502	$17,481
Nov 23	$18,507	$14,717	$18,666
Dec 23	$19,292	$15,457	$19,523
Jan 24	$19,368	$15,303	$19,683
Feb 24	$19,880	$15,691	$20,054
Mar 24	$20,749	$16,181	$20,934
Apr 24	$20,550	$15,891	$20,881
May 24	$21,397	$16,352	$21,549
Jun 24	$21,045	$16,336	$21,204
Jul 24	$21,575	$16,714	$21,915
Aug 24	$21,473	$17,190	$21,734
Sep 24	$21,791	$17,654	$22,031
Oct 24	$21,328	$16,787	$21,712
Nov 24	$21,646	$16,636	$21,857
Dec 24	$21,724	$16,312	$22,073
Jan 25	$22,297	$16,969	$22,730
Feb 25	$22,118	$17,205	$22,393
Mar 25	$21,947	$17,166	$22,118
Apr 25	$22,097	$17,786	$22,466
May 25	$23,458	$18,600	$23,794
Jun 25	$24,158	$19,232	$24,530
Jul 25	$24,952	$19,176	$25,280
Aug 25	$25,509	$19,842	$25,959
Sep 25	$25,956	$20,557	$26,413
Oct 25	$26,448	$20,972	$26,887
Nov 25	$26,980	$20,967	$27,313
Dec 25	$27,347	$21,595	$27,788
Jan 26	$28,390	$22,887	$28,812
Feb 26	$29,901	$24,036	$30,451
Mar 26	$28,010	$21,443	$27,898
Apr 26	$29,303	$23,512	$29,735
May 26	$30,548	$24,696	$31,097
Jun 26	$30,287	$24,551	$30,775
Jul 26	$30,480	$24,635	$31,020

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
22.16%	10.90%	11.79%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE Small Cap 100% Hedged to USD Index (Net)...
22.71	11.14	11.99

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2025
AssetsNet		$ 244,255,273
Holdings Count | Holding		231
Advisory Fees Paid, Amount		$ 56,865
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$244,255,273
Number of Portfolio Holdings...
231
Net Investment Advisory Fees...
$56,865
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.4%
Short-Term Securities...
0.0Footnote Reference(b)
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.4)
Other Assets Less Liabilities...
1.0
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(c)
Industrials...
23.5%
Financials...
13.5
Consumer Discretionary...
11.9
Materials...
10.5
Information Technology...
10.4
Real Estate...
10.0
Health Care...
5.4
Consumer Staples...
5.4
Communication Services...
3.8
Energy...
3.5
Utilities...
2.1
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI EAFE Small-Cap ETF.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000061363
Shareholder Report [Line Items]
Fund Name		iShares MSCI ACWI ex U.S. ETF
Trading Symbol		ACWX
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ex U.S. ETF	$34	0.30%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 28.52%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46%.

What contributed to performance?

Taiwanese equities were the primary contributor to the Fund’s return during the reporting period, as the information technology sector benefited from the artificial intelligence (“AI”) boom. Semiconductors and semiconductor equipment stocks were driven by soaring demand for advanced chips used for high-performance computing and AI applications. South Korea’s information technology sector was also supported by the AI boom, due to surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for its leading chipmakers. In Japan, bank stocks rallied over the reporting period as the Bank of Japan exited its ultra-low interest rate policy and multiple rate hikes lifted borrowing margins and boosted profitability. Japanese information technology stocks contributed, as firms in the semiconductors and semiconductor equipment segment benefited from increased AI spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)
Jul 16	$10,000	$10,000
Aug 16	$10,061	$10,063
Sep 16	$10,179	$10,187
Oct 16	$10,020	$10,041
Nov 16	$9,781	$9,809
Dec 16	$10,030	$10,060
Jan 17	$10,383	$10,416
Feb 17	$10,544	$10,582
Mar 17	$10,815	$10,850
Apr 17	$11,046	$11,082
May 17	$11,408	$11,442
Jun 17	$11,436	$11,477
Jul 17	$11,862	$11,901
Aug 17	$11,914	$11,963
Sep 17	$12,144	$12,185
Oct 17	$12,370	$12,415
Nov 17	$12,461	$12,515
Dec 17	$12,742	$12,795
Jan 18	$13,455	$13,508
Feb 18	$12,819	$12,871
Mar 18	$12,572	$12,643
Apr 18	$12,788	$12,845
May 18	$12,490	$12,549
Jun 18	$12,261	$12,313
Jul 18	$12,563	$12,607
Aug 18	$12,310	$12,344
Sep 18	$12,369	$12,400
Oct 18	$11,364	$11,391
Nov 18	$11,464	$11,499
Dec 18	$10,947	$10,979
Jan 19	$11,777	$11,808
Feb 19	$11,999	$12,039
Mar 19	$12,066	$12,111
Apr 19	$12,390	$12,431
May 19	$11,722	$11,763
Jun 19	$12,433	$12,472
Jul 19	$12,279	$12,321
Aug 19	$11,899	$11,940
Sep 19	$12,199	$12,247
Oct 19	$12,621	$12,675
Nov 19	$12,719	$12,787
Dec 19	$13,269	$13,340
Jan 20	$12,897	$12,982
Feb 20	$11,874	$11,956
Mar 20	$10,153	$10,225
Apr 20	$10,895	$10,999
May 20	$11,289	$11,359
Jun 20	$11,792	$11,873
Jul 20	$12,314	$12,402
Aug 20	$12,849	$12,933
Sep 20	$12,535	$12,615
Oct 20	$12,256	$12,344
Nov 20	$13,905	$14,004
Dec 20	$14,660	$14,761
Jan 21	$14,690	$14,793
Feb 21	$14,974	$15,086
Mar 21	$15,169	$15,277
Apr 21	$15,610	$15,727
May 21	$16,076	$16,219
Jun 21	$15,987	$16,113
Jul 21	$15,719	$15,848
Aug 21	$15,978	$16,149
Sep 21	$15,424	$15,632
Oct 21	$15,859	$16,005
Nov 21	$15,157	$15,284
Dec 21	$15,754	$15,916
Jan 22	$15,352	$15,330
Feb 22	$14,835	$15,026
Mar 22	$14,766	$15,050
Apr 22	$13,837	$14,105
May 22	$14,064	$14,206
Jun 22	$12,916	$12,984
Jul 22	$13,355	$13,429
Aug 22	$12,790	$12,997
Sep 22	$11,514	$11,698
Oct 22	$11,909	$12,048
Nov 22	$13,549	$13,470
Dec 22	$13,229	$13,369
Jan 23	$14,383	$14,453
Feb 23	$13,765	$13,946
Mar 23	$14,174	$14,287
Apr 23	$14,431	$14,535
May 23	$13,917	$14,006
Jun 23	$14,545	$14,635
Jul 23	$15,086	$15,230
Aug 23	$14,379	$14,542
Sep 23	$13,893	$14,083
Oct 23	$13,426	$13,502
Nov 23	$14,555	$14,717
Dec 23	$15,275	$15,457
Jan 24	$15,020	$15,303
Feb 24	$15,506	$15,691
Mar 24	$15,986	$16,181
Apr 24	$15,602	$15,891
May 24	$16,239	$16,352
Jun 24	$16,128	$16,336
Jul 24	$16,520	$16,714
Aug 24	$16,981	$17,190
Sep 24	$17,373	$17,654
Oct 24	$16,552	$16,787
Nov 24	$16,490	$16,636
Dec 24	$16,068	$16,312
Jan 25	$16,682	$16,969
Feb 25	$17,040	$17,205
Mar 25	$17,065	$17,166
Apr 25	$17,586	$17,786
May 25	$18,371	$18,600
Jun 25	$19,066	$19,232
Jul 25	$18,836	$19,176
Aug 25	$19,597	$19,842
Sep 25	$20,352	$20,557
Oct 25	$20,704	$20,972
Nov 25	$20,729	$20,967
Dec 25	$21,287	$21,595
Jan 26	$22,480	$22,887
Feb 26	$23,640	$24,036
Mar 26	$21,635	$21,443
Apr 26	$23,377	$23,512
May 26	$24,326	$24,696
Jun 26	$24,415	$24,551
Jul 26	$24,209	$24,635

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.52%	9.02%	9.24%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 11,518,471,043
Holdings Count | Holding		1,875
Advisory Fees Paid, Amount		$ 26,589,940
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$11,518,471,043
Number of Portfolio Holdings...
1,875
Net Investment Advisory Fees...
$26,589,940
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
25.8%
Information Technology...
19.5
Industrials...
14.2
Consumer Discretionary...
8.0
Health Care...
6.9
Materials...
6.5
Consumer Staples...
5.3
Energy...
4.9
Communication Services...
4.5
Utilities...
3.1
Real Estate...
1.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
13.8%
United Kingdom...
8.8
Taiwan...
8.6
Canada...
8.3
China...
6.6
South Korea...
6.4
France...
6.0
Switzerland...
5.6
Germany...
5.3
Australia...
4.0
OtherFootnote Reference(b)...
26.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012081
Shareholder Report [Line Items]
Fund Name		iShares MSCI EAFE ETF
Trading Symbol		EFA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE ETF	$35	0.31%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 25.14%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE Index (Net) returned 24.33%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. As the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins, and boosted profitability for banking stocks in the financials sector. Japanese information technology stocks also contributed, supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence chip supply chain. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Also contributing was a Dutch supplier of chipmaking machines. The company is currently the sole manufacturer of advanced lithography equipment needed to produce the most powerful chips, and surging demand for these technologies has prompted chipmakers to sharply increase orders and capital spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,005	$10,063	$10,007
Sep 16	$10,125	$10,187	$10,130
Oct 16	$9,916	$10,041	$9,923
Nov 16	$9,719	$9,809	$9,725
Dec 16	$10,048	$10,060	$10,058
Jan 17	$10,338	$10,416	$10,349
Feb 17	$10,483	$10,582	$10,497
Mar 17	$10,775	$10,850	$10,786
Apr 17	$11,052	$11,082	$11,061
May 17	$11,463	$11,442	$11,467
Jun 17	$11,440	$11,477	$11,447
Jul 17	$11,768	$11,901	$11,777
Aug 17	$11,761	$11,963	$11,772
Sep 17	$12,052	$12,185	$12,065
Oct 17	$12,233	$12,415	$12,248
Nov 17	$12,359	$12,515	$12,377
Dec 17	$12,554	$12,795	$12,576
Jan 18	$13,179	$13,508	$13,206
Feb 18	$12,585	$12,871	$12,610
Mar 18	$12,339	$12,643	$12,362
Apr 18	$12,649	$12,845	$12,666
May 18	$12,369	$12,549	$12,381
Jun 18	$12,214	$12,313	$12,230
Jul 18	$12,512	$12,607	$12,531
Aug 18	$12,269	$12,344	$12,289
Sep 18	$12,376	$12,400	$12,396
Oct 18	$11,388	$11,391	$11,409
Nov 18	$11,371	$11,499	$11,395
Dec 18	$10,818	$10,979	$10,841
Jan 19	$11,527	$11,808	$11,554
Feb 19	$11,817	$12,039	$11,848
Mar 19	$11,896	$12,111	$11,923
Apr 19	$12,234	$12,431	$12,258
May 19	$11,652	$11,763	$11,670
Jun 19	$12,342	$12,472	$12,362
Jul 19	$12,183	$12,321	$12,205
Aug 19	$11,864	$11,940	$11,889
Sep 19	$12,203	$12,247	$12,230
Oct 19	$12,638	$12,675	$12,669
Nov 19	$12,779	$12,787	$12,812
Dec 19	$13,191	$13,340	$13,228
Jan 20	$12,913	$12,982	$12,952
Feb 20	$11,742	$11,956	$11,781
Mar 20	$10,175	$10,225	$10,209
Apr 20	$10,826	$10,999	$10,868
May 20	$11,308	$11,359	$11,341
Jun 20	$11,692	$11,873	$11,728
Jul 20	$11,963	$12,402	$12,001
Aug 20	$12,577	$12,933	$12,618
Sep 20	$12,244	$12,615	$12,290
Oct 20	$11,772	$12,344	$11,799
Nov 20	$13,606	$14,004	$13,628
Dec 20	$14,236	$14,761	$14,262
Jan 21	$14,080	$14,793	$14,110
Feb 21	$14,395	$15,086	$14,427
Mar 21	$14,731	$15,277	$14,758
Apr 21	$15,178	$15,727	$15,202
May 21	$15,718	$16,219	$15,698
Jun 21	$15,501	$16,113	$15,521
Jul 21	$15,639	$15,848	$15,638
Aug 21	$15,879	$16,149	$15,914
Sep 21	$15,353	$15,632	$15,452
Oct 21	$15,822	$16,005	$15,832
Nov 21	$15,105	$15,284	$15,095
Dec 21	$15,835	$15,916	$15,868
Jan 22	$15,230	$15,330	$15,102
Feb 22	$14,767	$15,026	$14,835
Mar 22	$14,762	$15,050	$14,930
Apr 22	$13,812	$14,105	$13,964
May 22	$14,077	$14,206	$14,069
Jun 22	$12,818	$12,984	$12,763
Jul 22	$13,474	$13,429	$13,399
Aug 22	$12,682	$12,997	$12,763
Sep 22	$11,490	$11,698	$11,569
Oct 22	$12,166	$12,048	$12,191
Nov 22	$13,832	$13,470	$13,564
Dec 22	$13,575	$13,369	$13,575
Jan 23	$14,736	$14,453	$14,674
Feb 23	$14,290	$13,946	$14,368
Mar 23	$14,737	$14,287	$14,724
Apr 23	$15,148	$14,535	$15,140
May 23	$14,553	$14,006	$14,499
Jun 23	$15,208	$14,635	$15,159
Jul 23	$15,622	$15,230	$15,650
Aug 23	$15,005	$14,542	$15,050
Sep 23	$14,465	$14,083	$14,536
Oct 23	$14,019	$13,502	$13,947
Nov 23	$15,214	$14,717	$15,241
Dec 23	$16,028	$15,457	$16,051
Jan 24	$15,951	$15,303	$16,143
Feb 24	$16,413	$15,691	$16,439
Mar 24	$16,953	$16,181	$16,979
Apr 24	$16,409	$15,891	$16,545
May 24	$17,264	$16,352	$17,185
Jun 24	$16,890	$16,336	$16,908
Jul 24	$17,383	$16,714	$17,404
Aug 24	$17,979	$17,190	$17,970
Sep 24	$18,106	$17,654	$18,136
Oct 24	$17,107	$16,787	$17,150
Nov 24	$17,067	$16,636	$17,052
Dec 24	$16,577	$16,312	$16,665
Jan 25	$17,393	$16,969	$17,540
Feb 25	$17,924	$17,205	$17,880
Mar 25	$17,895	$17,166	$17,808
Apr 25	$18,614	$17,786	$18,624
May 25	$19,469	$18,600	$19,476
Jun 25	$19,959	$19,232	$19,905
Jul 25	$19,456	$19,176	$19,626
Aug 25	$20,382	$19,842	$20,463
Sep 25	$20,876	$20,557	$20,854
Oct 25	$21,068	$20,972	$21,100
Nov 25	$21,211	$20,967	$21,231
Dec 25	$21,780	$21,595	$21,867
Jan 26	$22,887	$22,887	$23,009
Feb 26	$23,965	$24,036	$24,073
Mar 26	$21,999	$21,443	$21,596
Apr 26	$23,279	$23,512	$23,205
May 26	$23,838	$24,696	$23,917
Jun 26	$23,973	$24,551	$23,933
Jul 26	$24,346	$24,635	$24,401

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
25.14%	9.26%	9.31%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE Index (Net)...
24.33	9.31	9.33

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 77,978,126,056
Holdings Count | Holding		679
Advisory Fees Paid, Amount		$ 216,782,704
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$77,978,126,056
Number of Portfolio Holdings...
679
Net Investment Advisory Fees...
$216,782,704
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
26.7%
Industrials...
19.0
Health Care...
10.2
Information Technology...
10.0
Consumer Discretionary...
8.4
Consumer Staples...
6.8
Materials...
5.9
Communication Services...
3.8
Energy...
3.8
Utilities...
3.8
Real Estate...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
23.2%
United Kingdom...
14.8
France...
10.0
Switzerland...
9.4
Germany...
8.9
Australia...
6.6
Netherlands...
5.5
Spain...
4.0
Sweden...
3.8
Italy...
3.4
OtherFootnote Reference(b)...
10.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000052896
Shareholder Report [Line Items]
Fund Name		iShares MSCI EAFE Small-Cap ETF
Trading Symbol		SCZ
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Small-Cap ETF	$44	0.40%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 20.44%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE Small Cap Index (Net) returned 19.78%.

What contributed to performance?

Japanese small-cap stocks were the most meaningful contributors to the Fund’s return during the reporting period, as continued growth in domestic consumption supported companies with greater exposure to the Japanese economy. Artificial intelligence (“AI”), power infrastructure, and data-center demand helped drive stocks in the industrials sector. This included electrical equipment and industrial machinery companies, which benefited from strong demand for semiconductor and AI-related manufacturing equipment and continued investment in factory automation. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Stocks in Israel contributed, despite periods of high conflict and direct regional strikes, as local markets demonstrated exceptional resilience. In particular, utilities stocks gained amid rapid expansions.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Small Cap Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,963	$10,063	$9,941
Sep 16	$10,243	$10,187	$10,237
Oct 16	$9,961	$10,041	$9,947
Nov 16	$9,678	$9,809	$9,668
Dec 16	$9,950	$10,060	$9,945
Jan 17	$10,302	$10,416	$10,296
Feb 17	$10,537	$10,582	$10,527
Mar 17	$10,742	$10,850	$10,737
Apr 17	$11,209	$11,082	$11,197
May 17	$11,617	$11,442	$11,610
Jun 17	$11,611	$11,477	$11,607
Jul 17	$12,021	$11,901	$12,028
Aug 17	$12,101	$11,963	$12,126
Sep 17	$12,460	$12,185	$12,473
Oct 17	$12,670	$12,415	$12,683
Nov 17	$12,858	$12,515	$12,884
Dec 17	$13,185	$12,795	$13,227
Jan 18	$13,878	$13,508	$13,904
Feb 18	$13,374	$12,871	$13,411
Mar 18	$13,187	$12,643	$13,224
Apr 18	$13,405	$12,845	$13,439
May 18	$13,266	$12,549	$13,311
Jun 18	$13,005	$12,313	$13,052
Jul 18	$13,104	$12,607	$13,137
Aug 18	$12,986	$12,344	$13,031
Sep 18	$12,898	$12,400	$12,937
Oct 18	$11,658	$11,391	$11,692
Nov 18	$11,565	$11,499	$11,610
Dec 18	$10,838	$10,979	$10,861
Jan 19	$11,738	$11,808	$11,736
Feb 19	$11,987	$12,039	$11,999
Mar 19	$12,012	$12,111	$12,018
Apr 19	$12,374	$12,431	$12,381
May 19	$11,717	$11,763	$11,726
Jun 19	$12,219	$12,472	$12,224
Jul 19	$12,134	$12,321	$12,137
Aug 19	$11,829	$11,940	$11,837
Sep 19	$12,151	$12,247	$12,170
Oct 19	$12,687	$12,675	$12,723
Nov 19	$12,968	$12,787	$13,004
Dec 19	$13,518	$13,340	$13,572
Jan 20	$13,127	$12,982	$13,179
Feb 20	$11,838	$11,956	$11,887
Mar 20	$9,786	$10,225	$9,837
Apr 20	$10,800	$10,999	$10,860
May 20	$11,567	$11,359	$11,634
Jun 20	$11,723	$11,873	$11,793
Jul 20	$12,114	$12,402	$12,190
Aug 20	$13,019	$12,933	$13,099
Sep 20	$12,923	$12,615	$13,002
Oct 20	$12,469	$12,344	$12,550
Nov 20	$14,182	$14,004	$14,273
Dec 20	$15,150	$14,761	$15,247
Jan 21	$15,095	$14,793	$15,191
Feb 21	$15,499	$15,086	$15,594
Mar 21	$15,842	$15,277	$15,934
Apr 21	$16,478	$15,727	$16,575
May 21	$16,785	$16,219	$16,894
Jun 21	$16,529	$16,113	$16,627
Jul 21	$16,819	$15,848	$16,909
Aug 21	$17,263	$16,149	$17,397
Sep 21	$16,580	$15,632	$16,775
Oct 21	$16,946	$16,005	$17,039
Nov 21	$16,005	$15,284	$16,086
Dec 21	$16,668	$15,916	$16,788
Jan 22	$15,596	$15,330	$15,560
Feb 22	$15,244	$15,026	$15,362
Mar 22	$15,101	$15,050	$15,356
Apr 22	$14,073	$14,105	$14,302
May 22	$14,108	$14,206	$14,199
Jun 22	$12,617	$12,984	$12,640
Jul 22	$13,488	$13,429	$13,475
Aug 22	$12,718	$12,997	$12,878
Sep 22	$11,284	$11,698	$11,397
Oct 22	$11,798	$12,048	$11,879
Nov 22	$13,269	$13,470	$13,057
Dec 22	$13,132	$13,369	$13,197
Jan 23	$14,169	$14,453	$14,182
Feb 23	$13,746	$13,946	$13,875
Mar 23	$13,808	$14,287	$13,846
Apr 23	$14,091	$14,535	$14,125
May 23	$13,512	$14,006	$13,535
Jun 23	$13,905	$14,635	$13,926
Jul 23	$14,448	$15,230	$14,543
Aug 23	$13,952	$14,542	$14,060
Sep 23	$13,305	$14,083	$13,437
Oct 23	$12,643	$13,502	$12,648
Nov 23	$13,819	$14,717	$13,920
Dec 23	$14,825	$15,457	$14,934
Jan 24	$14,425	$15,303	$14,688
Feb 24	$14,647	$15,691	$14,744
Mar 24	$15,140	$16,181	$15,228
Apr 24	$14,642	$15,891	$14,838
May 24	$15,447	$16,352	$15,481
Jun 24	$14,909	$16,336	$15,010
Jul 24	$15,752	$16,714	$15,866
Aug 24	$16,070	$17,190	$16,180
Sep 24	$16,450	$17,654	$16,593
Oct 24	$15,406	$16,787	$15,553
Nov 24	$15,493	$16,636	$15,563
Dec 24	$15,025	$16,312	$15,205
Jan 25	$15,504	$16,969	$15,729
Feb 25	$15,608	$17,205	$15,683
Mar 25	$15,712	$17,166	$15,766
Apr 25	$16,548	$17,786	$16,681
May 25	$17,470	$18,600	$17,616
Jun 25	$18,283	$19,232	$18,382
Jul 25	$18,084	$19,176	$18,367
Aug 25	$18,983	$19,842	$19,216
Sep 25	$19,345	$20,557	$19,522
Oct 25	$19,167	$20,972	$19,363
Nov 25	$19,444	$20,967	$19,600
Dec 25	$19,848	$21,595	$20,046
Jan 26	$20,927	$22,887	$21,206
Feb 26	$22,006	$24,036	$22,222
Mar 26	$20,004	$21,443	$19,794
Apr 26	$21,478	$23,512	$21,562
May 26	$22,193	$24,696	$22,413
Jun 26	$21,476	$24,551	$21,579
Jul 26	$21,781	$24,635	$22,000

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.44%	5.31%	8.10%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE Small Cap Index (Net)...
19.78	5.40	8.20

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 13,203,121,079
Holdings Count | Holding		2,062
Advisory Fees Paid, Amount		$ 49,822,195
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$13,203,121,079
Number of Portfolio Holdings...
2,062
Net Investment Advisory Fees...
$49,822,195
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
23.5%
Financials...
13.5
Consumer Discretionary...
11.9
Materials...
10.5
Information Technology...
10.4
Real Estate...
10.0
Health Care...
5.4
Consumer Staples...
5.4
Communication Services...
3.8
Energy...
3.5
Utilities...
2.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
36.8%
United Kingdom...
13.3
Australia...
9.8
Sweden...
5.0
Switzerland...
4.4
Israel...
4.3
France...
4.0
Germany...
3.9
Italy...
2.7
Norway...
2.4
OtherFootnote Reference(b)...
13.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012094
Shareholder Report [Line Items]
Fund Name		iShares China Large-Cap ETF
Trading Symbol		FXI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares China Large-Cap ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares China Large-Cap ETF	$74	0.74%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned (0.85)%.

  For the same period, the FTSE Emerging All Cap Index (Net) returned 20.13% and the FTSE China 50 Index (Net) returned (0.50)%.

What contributed to performance?

Large-cap Chinese banks contributed to the Fund’s return during the reporting period, amid solid capital inflows, increased dividend payouts, and continued support for the banking sector from the Chinese government.

What detracted from performance?

The largest detractors from the Fund’s return during the reporting period were stocks in the information technology sector. A company in the technology, hardware, storage and peripherals segment declined due to compressed smartphone margins from rising memory chip costs, falling corporate profits, and intensive capital expenditures on its newly expanded electric vehicle business. The consumer discretionary sector also pressured returns. In the hotels, resorts, and cruise lines segment, a food delivery and hotel booking operator reported substantial losses as it engaged in a price war with competitors. Meanwhile, a major online travel service provider faced an anti-monopoly investigation, weaker revenue growth guidance, and shrinking profit margins. Intense competition, policy changes reducing domestic new energy vehicle incentives, and possible international duties all negatively impacted automobile manufacturers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	FTSE Emerging All Cap Index (Net)	FTSE China 50 Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,587	$10,189	$10,593
Sep 16	$10,689	$10,288	$10,704
Oct 16	$10,538	$10,417	$10,558
Nov 16	$10,649	$9,922	$10,675
Dec 16	$10,218	$9,980	$10,250
Jan 17	$10,706	$10,449	$10,746
Feb 17	$11,090	$10,812	$11,137
Mar 17	$11,145	$11,027	$11,200
Apr 17	$11,180	$11,232	$11,241
May 17	$11,677	$11,387	$11,748
Jun 17	$11,612	$11,451	$11,692
Jul 17	$12,423	$12,089	$12,522
Aug 17	$12,878	$12,432	$12,991
Sep 17	$12,750	$12,316	$12,872
Oct 17	$13,360	$12,641	$13,496
Nov 17	$13,456	$12,683	$13,603
Dec 17	$13,742	$13,182	$13,900
Jan 18	$15,655	$14,299	$15,845
Feb 18	$14,274	$13,706	$14,456
Mar 18	$13,843	$13,361	$14,027
Apr 18	$14,161	$13,247	$14,376
May 18	$13,905	$12,818	$14,122
Jun 18	$13,038	$12,294	$13,236
Jul 18	$13,011	$12,669	$13,214
Aug 18	$12,812	$12,243	$13,021
Sep 18	$12,956	$12,100	$13,174
Oct 18	$11,801	$11,168	$12,005
Nov 18	$12,537	$11,652	$12,761
Dec 18	$12,037	$11,348	$12,258
Jan 19	$13,016	$12,255	$13,261
Feb 19	$13,357	$12,334	$13,617
Mar 19	$13,449	$12,525	$13,718
Apr 19	$13,610	$12,795	$13,889
May 19	$12,296	$12,014	$12,554
Jun 19	$13,159	$12,668	$13,446
Jul 19	$12,823	$12,612	$13,110
Aug 19	$12,072	$12,056	$12,346
Sep 19	$12,346	$12,203	$12,639
Oct 19	$12,746	$12,709	$13,056
Nov 19	$12,574	$12,728	$12,885
Dec 19	$13,690	$13,597	$14,040
Jan 20	$12,586	$12,997	$12,915
Feb 20	$12,630	$12,340	$12,968
Mar 20	$11,823	$10,258	$12,147
Apr 20	$12,099	$11,251	$12,744
May 20	$12,171	$11,369	$12,521
Jun 20	$12,617	$12,217	$12,993
Jul 20	$13,155	$13,292	$13,561
Aug 20	$13,940	$13,589	$14,385
Sep 20	$13,152	$13,311	$13,586
Oct 20	$13,921	$13,606	$14,390
Nov 20	$14,876	$14,754	$15,390
Dec 20	$15,067	$15,654	$15,604
Jan 21	$15,819	$16,133	$16,397
Feb 21	$15,620	$16,371	$16,202
Mar 21	$14,798	$16,141	$15,355
Apr 21	$14,859	$16,599	$15,430
May 21	$14,817	$17,005	$15,328
Jun 21	$14,927	$17,043	$15,510
Jul 21	$13,006	$15,978	$13,563
Aug 21	$13,206	$16,476	$13,769
Sep 21	$12,552	$15,929	$13,075
Oct 21	$12,990	$16,105	$13,675
Nov 21	$12,249	$15,565	$12,855
Dec 21	$11,897	$15,839	$12,484
Jan 22	$12,298	$15,693	$12,506
Feb 22	$11,356	$15,254	$11,863
Mar 22	$10,441	$14,981	$11,192
Apr 22	$10,124	$14,174	$10,886
May 22	$10,413	$14,164	$11,022
Jun 22	$11,075	$13,386	$11,560
Jul 22	$9,944	$13,300	$10,462
Aug 22	$9,923	$13,468	$10,478
Sep 22	$8,465	$12,063	$8,917
Oct 22	$6,834	$11,599	$7,187
Nov 22	$9,185	$13,176	$9,451
Dec 22	$9,471	$13,060	$10,045
Jan 23	$10,619	$13,960	$11,168
Feb 23	$9,360	$13,145	$9,853
Mar 23	$9,859	$13,447	$10,437
Apr 23	$9,468	$13,326	$9,911
May 23	$8,701	$13,057	$9,185
Jun 23	$9,152	$13,597	$9,639
Jul 23	$10,214	$14,406	$10,697
Aug 23	$9,216	$13,663	$9,729
Sep 23	$8,947	$13,404	$9,537
Oct 23	$8,555	$12,893	$9,069
Nov 23	$8,457	$13,813	$8,986
Dec 23	$8,252	$14,308	$8,747
Jan 24	$7,494	$13,814	$7,924
Feb 24	$8,106	$14,373	$8,675
Mar 24	$8,304	$14,605	$8,808
Apr 24	$8,837	$14,843	$9,521
May 24	$9,153	$14,983	$9,655
Jun 24	$9,021	$15,430	$9,628
Jul 24	$8,914	$15,521	$9,529
Aug 24	$9,175	$15,821	$9,856
Sep 24	$10,997	$17,069	$12,107
Oct 24	$10,909	$16,395	$11,630
Nov 24	$10,457	$15,924	$11,111
Dec 24	$10,735	$15,971	$11,544
Jan 25	$11,188	$16,019	$11,814
Feb 25	$12,373	$16,034	$13,181
Mar 25	$12,569	$16,166	$13,424
Apr 25	$11,906	$16,299	$12,820
May 25	$12,360	$16,988	$13,353
Jun 25	$13,061	$17,764	$13,933
Jul 25	$13,325	$18,059	$14,297
Aug 25	$13,854	$18,463	$14,636
Sep 25	$14,659	$19,562	$15,829
Oct 25	$14,130	$19,907	$15,170
Nov 25	$14,061	$19,572	$15,056
Dec 25	$13,849	$19,882	$14,904
Jan 26	$14,316	$20,991	$15,526
Feb 26	$13,408	$21,535	$14,535
Mar 26	$12,868	$19,337	$13,641
Apr 26	$13,232	$21,363	$14,085
May 26	$12,679	$22,118	$13,656
Jun 26	$11,514	$21,730	$12,366
Jul 26	$13,212	$21,694	$14,226

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(0.85)%	0.31%	2.82%
FTSE Emerging All Cap Index (Net)...
20.13	6.31	8.05
FTSE China 50 Index (Net)...
(0.50)	0.96	3.59

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 4,343,813,587
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 45,297,269
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,343,813,587
Number of Portfolio Holdings...
53
Net Investment Advisory Fees...
$45,297,269
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
34.8%
Consumer Discretionary...
27.0
Communication Services...
16.7
Information Technology...
5.6
Energy...
4.7
Materials...
3.5
Industrials...
3.1
Health Care...
2.5
Real Estate...
1.0
Consumer Staples...
0.8
Utilities...
0.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Alibaba Group Holding Ltd...
9.5%
Tencent Holdings Ltd...
9.0
China Construction Bank Corp., Class H...
8.9
Industrial & Commercial Bank of China Ltd., Class H...
6.2
Meituan, Class B...
5.2
Xiaomi Corp., Class B...
5.1
Ping An Insurance Group Co. of China Ltd., Class H...
3.9
NetEase, Inc...
3.9
Bank of China Ltd., Class H...
3.8
BYD Co. Ltd., Class H...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.

C000148919
Shareholder Report [Line Items]
Fund Name		iShares MSCI China A ETF
Trading Symbol		CNYA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI China A ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China A ETF	$66	0.60%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 20.34%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 36.44% and the MSCI China A Inclusion Index (Spliced) returned 20.93%.

What contributed to performance?

Information technology stocks meaningfully contributed to the Fund’s return during the reporting period. Firms that supply semiconductors and semiconductor materials and equipment rallied on heightened domestic demand for homegrown artificial intelligence (“AI”) chips and a massive government push to replace foreign technology with local alternatives. Electric component manufacturers that supply essential network parts to global data centers were supported by AI spending. Metals and mining stocks in the materials sector also contributed amid higher commodity prices.

What detracted from performance?

The consumer discretionary sector detracted from the Fund’s return during the reporting period. Intense competition, policy changes reducing domestic new energy vehicle incentives, and possible international duties all negatively impacted automobile manufacturers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI China A Inclusion Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,315	$10,248	$10,340
Sep 16	$10,070	$10,380	$10,089
Oct 16	$10,164	$10,405	$10,192
Nov 16	$10,526	$9,926	$10,547
Dec 16	$9,820	$9,948	$9,837
Jan 17	$10,148	$10,492	$10,152
Feb 17	$10,388	$10,813	$10,397
Mar 17	$10,372	$11,086	$10,346
Apr 17	$10,337	$11,329	$10,291
May 17	$10,503	$11,664	$10,431
Jun 17	$11,149	$11,781	$11,067
Jul 17	$11,565	$12,484	$11,481
Aug 17	$12,040	$12,762	$11,954
Sep 17	$12,036	$12,711	$11,959
Oct 17	$12,496	$13,157	$12,404
Nov 17	$12,385	$13,184	$12,120
Dec 17	$12,683	$13,657	$12,358
Jan 18	$13,775	$14,795	$13,412
Feb 18	$12,934	$14,113	$12,508
Mar 18	$12,635	$13,831	$12,199
Apr 18	$12,133	$13,789	$11,667
May 18	$12,209	$13,300	$11,536
Jun 18	$10,996	$12,748	$10,391
Jul 18	$10,832	$13,028	$10,246
Aug 18	$10,236	$12,676	$9,664
Sep 18	$10,548	$12,608	$9,964
Oct 18	$9,543	$11,510	$9,009
Nov 18	$9,619	$11,985	$9,090
Dec 18	$9,352	$11,667	$8,836
Jan 19	$10,216	$12,689	$9,652
Feb 19	$11,585	$12,717	$10,951
Mar 19	$12,135	$12,824	$11,482
Apr 19	$12,234	$13,094	$11,576
May 19	$11,085	$12,144	$10,490
Jun 19	$11,833	$12,902	$11,185
Jul 19	$11,912	$12,744	$11,279
Aug 19	$11,439	$12,123	$10,833
Sep 19	$11,484	$12,354	$10,882
Oct 19	$11,867	$12,875	$11,242
Nov 19	$11,717	$12,857	$11,115
Dec 19	$12,678	$13,817	$12,032
Jan 20	$12,443	$13,172	$11,815
Feb 20	$12,389	$12,478	$11,763
Mar 20	$11,505	$10,556	$10,926
Apr 20	$12,297	$11,523	$11,679
May 20	$12,054	$11,611	$11,447
Jun 20	$13,315	$12,465	$12,640
Jul 20	$15,295	$13,579	$14,539
Aug 20	$16,026	$13,879	$15,237
Sep 20	$15,333	$13,656	$14,576
Oct 20	$15,829	$13,937	$15,054
Nov 20	$16,804	$15,226	$15,985
Dec 20	$18,101	$16,346	$17,230
Jan 21	$18,771	$16,847	$17,880
Feb 21	$18,491	$16,976	$17,613
Mar 21	$17,321	$16,719	$16,509
Apr 21	$18,058	$17,136	$17,213
May 21	$19,148	$17,332	$18,204
Jun 21	$18,865	$17,563	$18,026
Jul 21	$17,710	$16,381	$16,841
Aug 21	$17,863	$16,810	$17,030
Sep 21	$18,016	$16,142	$17,238
Oct 21	$18,415	$16,301	$17,590
Nov 21	$18,398	$15,637	$17,540
Dec 21	$18,637	$15,930	$17,782
Jan 22	$17,197	$15,629	$16,217
Feb 22	$17,499	$15,162	$16,636
Mar 22	$15,811	$14,819	$15,196
Apr 22	$14,261	$13,995	$13,727
May 22	$14,738	$14,057	$14,107
Jun 22	$16,260	$13,122	$15,454
Jul 22	$15,198	$13,090	$14,497
Aug 22	$14,512	$13,145	$13,958
Sep 22	$13,146	$11,604	$12,633
Oct 22	$11,960	$11,243	$11,433
Nov 22	$13,684	$12,911	$12,919
Dec 22	$13,734	$12,730	$13,176
Jan 23	$15,145	$13,735	$14,430
Feb 23	$14,401	$12,844	$13,792
Mar 23	$14,390	$13,233	$13,791
Apr 23	$14,128	$13,083	$13,507
May 23	$12,994	$12,864	$12,426
Jun 23	$12,900	$13,352	$12,321
Jul 23	$13,746	$14,183	$13,151
Aug 23	$12,640	$13,309	$12,105
Sep 23	$12,431	$12,961	$11,888
Oct 23	$11,929	$12,458	$11,430
Nov 23	$12,074	$13,455	$11,590
Dec 23	$11,879	$13,981	$11,400
Jan 24	$10,875	$13,332	$10,451
Feb 24	$11,948	$13,966	$11,494
Mar 24	$11,886	$14,273	$11,413
Apr 24	$12,189	$14,376	$11,762
May 24	$12,126	$14,457	$11,657
Jun 24	$11,664	$15,027	$11,242
Jul 24	$11,795	$15,072	$11,340
Aug 24	$11,567	$15,315	$11,158
Sep 24	$14,015	$16,338	$13,654
Oct 24	$13,504	$15,611	$13,013
Nov 24	$13,380	$15,051	$12,841
Dec 24	$13,195	$15,030	$12,734
Jan 25	$12,898	$15,298	$12,464
Feb 25	$13,207	$15,373	$12,717
Mar 25	$13,202	$15,470	$12,742
Apr 25	$12,797	$15,673	$12,364
May 25	$13,081	$16,342	$12,712
Jun 25	$13,607	$17,324	$13,157
Jul 25	$14,076	$17,662	$13,673
Aug 25	$15,807	$17,889	$15,322
Sep 25	$16,267	$19,168	$15,756
Oct 25	$16,265	$19,969	$15,803
Nov 25	$16,009	$19,492	$15,502
Dec 25	$16,571	$20,075	$16,106
Jan 26	$16,963	$21,852	$16,574
Feb 26	$17,379	$23,053	$16,944
Mar 26	$16,383	$20,042	$15,729
Apr 26	$17,726	$22,990	$17,191
May 26	$18,055	$25,217	$17,598
Jun 26	$18,562	$24,862	$17,997
Jul 26	$16,939	$24,098	$16,535

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.34%	(0.89)%	5.41%
MSCI Emerging Markets Index (Net)...
36.44	8.03	9.19
MSCI China A Inclusion Index (Spliced)...
20.93	(0.37)	5.16

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 200,474,711
Holdings Count | Holding		413
Advisory Fees Paid, Amount		$ 1,348,170
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$200,474,711
Number of Portfolio Holdings...
413
Net Investment Advisory Fees...
$1,348,170
Portfolio Turnover Rate...
67%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.9%
Financials...
19.8
Industrials...
14.7
Materials...
11.7
Consumer Staples...
7.2
Consumer Discretionary...
4.7
Health Care...
4.5
Utilities...
3.5
Energy...
3.2
Communication Services...
1.3
Real Estate...
0.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Contemporary Amperex Technology Co. Ltd., Class A...
3.7%
Kweichow Moutai Co. Ltd., Class A...
3.6
Zhongji Innolight Co. Ltd., Class A...
2.1
China Merchants Bank Co. Ltd., Class A...
1.7
Cambricon Technologies Corp. Ltd., Class A...
1.5
China Yangtze Power Co. Ltd., Class A...
1.5
Zijin Mining Group Co. Ltd., Class A...
1.4
Hygon Information Technology Co. Ltd., Class A...
1.3
Foxconn Industrial Internet Co. Ltd., Class A...
1.2
Agricultural Bank of China Ltd., Class A...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000153270
Shareholder Report [Line Items]
Fund Name		iShares Global Equity Factor ETF
Trading Symbol		GLOF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Global Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Equity Factor ETF	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 23.52%.

  For the same period, the S&P Global Broad Market Index (Net) returned 21.97% and the STOXX Global Equity Factor Index (Spliced) returned 23.38%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. Additionally, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by artificial intelligence (“AI”) related data growth. Semiconductors and semiconductor equipment stocks benefited from robust demand for AI, cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. An interactive media and services company in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding monetization of AI across search and other platforms.

What detracted from performance?

During the reporting period, software and services stocks in the United States detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Global Broad Market Index (Net)	STOXX Global Equity Factor Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,055	$10,036	$10,062
Sep 16	$10,182	$10,109	$10,179
Oct 16	$9,966	$9,916	$9,960
Nov 16	$10,089	$10,018	$10,087
Dec 16	$10,233	$10,233	$10,234
Jan 17	$10,563	$10,512	$10,566
Feb 17	$10,884	$10,801	$10,919
Mar 17	$11,021	$10,929	$11,060
Apr 17	$11,235	$11,105	$11,274
May 17	$11,565	$11,332	$11,598
Jun 17	$11,651	$11,401	$11,680
Jul 17	$11,997	$11,713	$12,029
Aug 17	$12,083	$11,755	$12,124
Sep 17	$12,429	$12,005	$12,447
Oct 17	$12,822	$12,250	$12,827
Nov 17	$13,099	$12,490	$13,093
Dec 17	$13,265	$12,695	$13,248
Jan 18	$14,043	$13,378	$14,046
Feb 18	$13,597	$12,823	$13,614
Mar 18	$13,374	$12,574	$13,439
Apr 18	$13,387	$12,699	$13,419
May 18	$13,501	$12,747	$13,512
Jun 18	$13,158	$12,662	$13,176
Jul 18	$13,453	$13,007	$13,455
Aug 18	$13,545	$13,122	$13,556
Sep 18	$13,506	$13,144	$13,499
Oct 18	$12,348	$12,108	$12,352
Nov 18	$12,520	$12,295	$12,531
Dec 18	$11,568	$11,406	$11,576
Jan 19	$12,686	$12,324	$12,688
Feb 19	$12,989	$12,663	$13,005
Mar 19	$12,949	$12,791	$12,958
Apr 19	$13,194	$13,209	$13,222
May 19	$12,316	$12,429	$12,361
Jun 19	$13,197	$13,222	$13,238
Jul 19	$13,170	$13,252	$13,185
Aug 19	$12,792	$12,922	$12,798
Sep 19	$13,080	$13,190	$13,081
Oct 19	$13,413	$13,557	$13,418
Nov 19	$13,787	$13,889	$13,787
Dec 19	$14,225	$14,380	$14,231
Jan 20	$13,909	$14,185	$13,920
Feb 20	$12,776	$13,027	$12,798
Mar 20	$10,995	$11,153	$11,016
Apr 20	$12,068	$12,371	$12,127
May 20	$12,621	$12,947	$12,659
Jun 20	$12,856	$13,360	$12,901
Jul 20	$13,553	$14,034	$13,613
Aug 20	$14,037	$14,888	$14,095
Sep 20	$13,682	$14,428	$13,732
Oct 20	$13,419	$14,120	$13,475
Nov 20	$14,876	$15,921	$14,945
Dec 20	$15,652	$16,711	$15,729
Jan 21	$15,745	$16,685	$15,798
Feb 21	$16,215	$17,142	$16,270
Mar 21	$16,867	$17,567	$16,944
Apr 21	$17,445	$18,319	$17,540
May 21	$17,803	$18,589	$17,922
Jun 21	$17,835	$18,812	$17,957
Jul 21	$17,911	$18,890	$18,025
Aug 21	$18,272	$19,360	$18,415
Sep 21	$17,281	$18,600	$17,441
Oct 21	$17,835	$19,477	$17,978
Nov 21	$17,497	$18,931	$17,637
Dec 21	$18,554	$19,669	$18,708
Jan 22	$17,528	$18,633	$17,604
Feb 22	$17,339	$18,208	$17,479
Mar 22	$17,529	$18,558	$17,734
Apr 22	$16,342	$17,079	$16,536
May 22	$16,466	$17,087	$16,608
Jun 22	$14,886	$15,620	$14,980
Jul 22	$15,927	$16,717	$16,020
Aug 22	$15,376	$16,138	$15,515
Sep 22	$14,013	$14,575	$14,133
Oct 22	$15,058	$15,449	$15,173
Nov 22	$16,252	$16,628	$16,307
Dec 22	$15,481	$16,004	$15,603
Jan 23	$16,534	$17,175	$16,629
Feb 23	$15,978	$16,696	$16,106
Mar 23	$16,409	$17,093	$16,512
Apr 23	$16,628	$17,307	$16,726
May 23	$16,458	$17,098	$16,547
Jun 23	$17,418	$18,091	$17,497
Jul 23	$18,052	$18,784	$18,169
Aug 23	$17,577	$18,237	$17,718
Sep 23	$16,945	$17,481	$17,102
Oct 23	$16,495	$16,890	$16,592
Nov 23	$18,019	$18,445	$18,158
Dec 23	$18,945	$19,416	$19,100
Jan 24	$19,178	$19,452	$19,390
Feb 24	$20,033	$20,274	$20,187
Mar 24	$20,630	$20,893	$20,779
Apr 24	$19,963	$20,203	$20,161
May 24	$20,963	$21,008	$21,089
Jun 24	$21,347	$21,378	$21,514
Jul 24	$21,655	$21,827	$21,816
Aug 24	$22,193	$22,324	$22,342
Sep 24	$22,577	$22,853	$22,696
Oct 24	$21,955	$22,326	$22,069
Nov 24	$22,810	$23,188	$22,880
Dec 24	$22,252	$22,570	$22,370
Jan 25	$23,006	$23,290	$23,150
Feb 25	$22,858	$23,081	$22,927
Mar 25	$21,991	$22,198	$22,013
Apr 25	$22,372	$22,411	$22,418
May 25	$23,667	$23,703	$23,730
Jun 25	$24,894	$24,774	$24,919
Jul 25	$25,208	$25,111	$25,319
Aug 25	$25,862	$25,818	$25,929
Sep 25	$26,723	$26,688	$26,752
Oct 25	$27,248	$27,219	$27,306
Nov 25	$27,319	$27,244	$27,354
Dec 25	$27,520	$27,526	$27,583
Jan 26	$28,295	$28,421	$28,392
Feb 26	$28,832	$28,890	$28,922
Mar 26	$27,136	$26,760	$26,951
Apr 26	$29,695	$29,468	$29,671
May 26	$31,109	$30,931	$31,180
Jun 26	$30,948	$30,719	$30,906
Jul 26	$31,136	$30,629	$31,240

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
23.52%	11.69%	12.03%
S&P Global Broad Market Index (Net)...
21.97	10.15	11.84
STOXX Global Equity Factor Index (Spliced)...
23.38	11.63	12.07

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2025
AssetsNet		$ 216,203,463
Holdings Count | Holding		672
Advisory Fees Paid, Amount		$ 341,513
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$216,203,463
Number of Portfolio Holdings...
672
Net Investment Advisory Fees...
$341,513
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.2%
Financials...
17.2
Consumer Discretionary...
10.2
Industrials...
9.3
Health Care...
8.8
Communication Services...
7.7
Consumer Staples...
5.6
Energy...
4.2
Materials...
3.1
Utilities...
2.6
Real Estate...
1.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
60.1%
Japan...
6.8
China...
3.1
United Kingdom...
2.9
South Korea...
2.9
Taiwan...
2.8
Switzerland...
2.5
Canada...
2.2
Australia...
1.6
Italy...
1.4
OtherFootnote Reference(b)...
13.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000154547
Shareholder Report [Line Items]
Fund Name		iShares International Equity Factor ETF
Trading Symbol		INTF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares International Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor ETF	$17	0.15%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 28.58%.

  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 29.02% and the STOXX International Equity Factor Index (Spliced) returned 27.54%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector. Additionally, artificial intelligence (“AI”) and data-center infrastructure demand helped drive stocks in the industrials sector, including electrical equipment companies. In the United Kingdom, diversified banks in the financials sector benefited from resilient profitability and strong capital positions. While interest rates were lowered by the Bank of England during the reporting period, they remained elevated to support bank margins and lending income. Swiss pharmaceutical companies gained due to soaring global demand for next-generation treatments, strong patent portfolios protecting core blockbuster drugs, and a wave of strategic acquisitions that expanded their oncology and weight-loss pipelines.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	STOXX International Equity Factor Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,004	$10,004	$9,999
Sep 16	$10,214	$10,148	$10,207
Oct 16	$10,000	$9,923	$9,996
Nov 16	$9,811	$9,743	$9,816
Dec 16	$10,071	$10,034	$10,083
Jan 17	$10,347	$10,359	$10,366
Feb 17	$10,494	$10,505	$10,517
Mar 17	$10,771	$10,769	$10,795
Apr 17	$11,125	$11,010	$11,135
May 17	$11,471	$11,403	$11,483
Jun 17	$11,480	$11,424	$11,497
Jul 17	$11,884	$11,769	$11,903
Aug 17	$11,941	$11,767	$11,965
Sep 17	$12,288	$12,063	$12,306
Oct 17	$12,494	$12,276	$12,519
Nov 17	$12,582	$12,415	$12,615
Dec 17	$12,906	$12,655	$12,946
Jan 18	$13,622	$13,243	$13,670
Feb 18	$13,143	$12,627	$13,189
Mar 18	$12,839	$12,423	$12,916
Apr 18	$13,076	$12,713	$13,121
May 18	$12,946	$12,488	$12,995
Jun 18	$12,539	$12,298	$12,592
Jul 18	$12,815	$12,535	$12,873
Aug 18	$12,562	$12,352	$12,612
Sep 18	$12,729	$12,429	$12,776
Oct 18	$11,547	$11,359	$11,589
Nov 18	$11,429	$11,376	$11,474
Dec 18	$10,884	$10,778	$10,928
Jan 19	$11,836	$11,576	$11,888
Feb 19	$11,992	$11,843	$12,047
Mar 19	$12,024	$11,875	$12,076
Apr 19	$12,194	$12,184	$12,249
May 19	$11,548	$11,578	$11,592
Jun 19	$12,266	$12,246	$12,323
Jul 19	$12,013	$12,084	$12,069
Aug 19	$11,601	$11,778	$11,659
Sep 19	$11,934	$12,118	$11,993
Oct 19	$12,289	$12,540	$12,354
Nov 19	$12,481	$12,700	$12,551
Dec 19	$12,855	$13,161	$12,933
Jan 20	$12,579	$12,871	$12,664
Feb 20	$11,357	$11,714	$11,437
Mar 20	$9,655	$10,028	$9,718
Apr 20	$10,426	$10,803	$10,505
May 20	$10,773	$11,313	$10,844
Jun 20	$11,036	$11,697	$11,113
Jul 20	$11,529	$12,049	$11,610
Aug 20	$11,992	$12,707	$12,076
Sep 20	$11,727	$12,419	$11,812
Oct 20	$11,225	$11,975	$11,308
Nov 20	$12,629	$13,800	$12,721
Dec 20	$13,250	$14,553	$13,344
Jan 21	$13,177	$14,432	$13,266
Feb 21	$13,493	$14,791	$13,586
Mar 21	$13,965	$15,122	$14,058
Apr 21	$14,519	$15,617	$14,618
May 21	$15,050	$16,130	$15,124
Jun 21	$14,905	$15,955	$14,992
Jul 21	$14,984	$16,017	$15,068
Aug 21	$15,059	$16,295	$15,174
Sep 21	$14,422	$15,799	$14,584
Oct 21	$14,691	$16,191	$14,777
Nov 21	$14,079	$15,389	$14,152
Dec 21	$14,772	$16,136	$14,893
Jan 22	$14,285	$15,274	$14,283
Feb 22	$14,068	$15,066	$14,195
Mar 22	$14,183	$15,215	$14,418
Apr 22	$13,303	$14,183	$13,518
May 22	$13,587	$14,270	$13,687
Jun 22	$12,311	$12,847	$12,368
Jul 22	$12,891	$13,528	$12,935
Aug 22	$12,117	$12,932	$12,297
Sep 22	$10,980	$11,622	$11,135
Oct 22	$11,605	$12,239	$11,709
Nov 22	$13,192	$13,538	$13,041
Dec 22	$12,947	$13,471	$13,040
Jan 23	$14,033	$14,583	$14,077
Feb 23	$13,619	$14,204	$13,783
Mar 23	$13,955	$14,496	$14,032
Apr 23	$14,311	$14,838	$14,389
May 23	$13,714	$14,272	$13,748
Jun 23	$14,418	$14,903	$14,459
Jul 23	$14,872	$15,440	$14,982
Aug 23	$14,339	$14,832	$14,454
Sep 23	$13,879	$14,298	$14,019
Oct 23	$13,451	$13,635	$13,446
Nov 23	$14,533	$14,962	$14,618
Dec 23	$15,322	$15,825	$15,407
Jan 24	$15,364	$15,773	$15,602
Feb 24	$15,760	$16,070	$15,837
Mar 24	$16,288	$16,611	$16,342
Apr 24	$15,840	$16,163	$16,008
May 24	$16,708	$16,730	$16,684
Jun 24	$16,276	$16,490	$16,325
Jul 24	$16,817	$17,042	$16,872
Aug 24	$17,362	$17,514	$17,389
Sep 24	$17,541	$17,723	$17,594
Oct 24	$16,573	$16,795	$16,634
Nov 24	$16,656	$16,811	$16,662
Dec 24	$16,225	$16,339	$16,325
Jan 25	$16,932	$17,107	$17,085
Feb 25	$17,405	$17,328	$17,391
Mar 25	$17,436	$17,245	$17,369
Apr 25	$18,231	$18,067	$18,248
May 25	$19,147	$18,968	$19,152
Jun 25	$19,685	$19,577	$19,623
Jul 25	$19,351	$19,434	$19,500
Aug 25	$20,273	$20,264	$20,337
Sep 25	$20,720	$20,758	$20,692
Oct 25	$20,888	$21,106	$20,907
Nov 25	$21,306	$21,257	$21,311
Dec 25	$21,977	$21,953	$22,042
Jan 26	$23,148	$23,301	$23,251
Feb 26	$24,321	$24,701	$24,407
Mar 26	$22,695	$21,961	$22,269
Apr 26	$23,929	$24,014	$23,828
May 26	$24,265	$25,240	$24,291
Jun 26	$24,303	$25,003	$24,211
Jul 26	$24,883	$25,074	$24,870

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.58%	10.68%	9.54%
S&P Developed ex US Broad Market Index (Net)...
29.02	9.38	9.63
STOXX International Equity Factor Index (Spliced)...
27.54	10.54	9.54

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,616,405,953
Holdings Count | Holding		486
Advisory Fees Paid, Amount		$ 4,517,494
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,616,405,953
Number of Portfolio Holdings...
486
Net Investment Advisory Fees...
$4,517,494
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.7%
Industrials...
17.5
Information Technology...
9.8
Consumer Discretionary...
9.6
Health Care...
7.9
Materials...
6.6
Consumer Staples...
5.8
Energy...
5.3
Utilities...
4.2
Communication Services...
3.1
Real Estate...
2.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
24.4%
United Kingdom...
12.8
Switzerland...
8.2
France...
7.4
Canada...
7.3
Germany...
6.8
Australia...
6.6
Netherlands...
5.2
Italy...
4.1
Spain...
3.8
OtherFootnote Reference(b)...
13.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000154548
Shareholder Report [Line Items]
Fund Name		iShares International Small-Cap Equity Factor ETF
Trading Symbol		ISCF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares International Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Small-Cap Equity Factor ETF	$26	0.24%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 19.40%.

  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 29.02% and the STOXX International Small-Cap Equity Factor Index (Spliced) returned 18.38%.

What contributed to performance?

Japanese small-cap stocks were the most meaningful contributors to the Fund’s return during the reporting period, as continued growth in domestic consumption supported companies with greater exposure to the country's economy. In the industrials sector, capital goods companies were meaningful contributors, while diversified chemicals companies in the materials sector also benefited, as they are pivotal manufacturers of materials needed for modern machines and artificial intelligence chips. In Canada, higher commodity prices drove metals and mining stocks in the materials sector higher. Australia’s metals and mining firms also benefited from surging copper prices, a rally in lithium, stable iron-ore prices, and record-high gold prices.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	STOXX International Small-Cap Equity Factor Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,770	$10,004	$9,774
Sep 16	$10,146	$10,148	$10,147
Oct 16	$9,830	$9,923	$9,828
Nov 16	$9,557	$9,743	$9,555
Dec 16	$9,744	$10,034	$9,750
Jan 17	$10,183	$10,359	$10,188
Feb 17	$10,404	$10,505	$10,423
Mar 17	$10,634	$10,769	$10,654
Apr 17	$11,056	$11,010	$11,081
May 17	$11,439	$11,403	$11,480
Jun 17	$11,436	$11,424	$11,485
Jul 17	$11,891	$11,769	$11,934
Aug 17	$12,070	$11,767	$12,120
Sep 17	$12,504	$12,063	$12,548
Oct 17	$12,732	$12,276	$12,790
Nov 17	$12,886	$12,415	$12,944
Dec 17	$13,275	$12,655	$13,345
Jan 18	$13,871	$13,243	$13,958
Feb 18	$13,436	$12,627	$13,528
Mar 18	$13,210	$12,423	$13,362
Apr 18	$13,436	$12,713	$13,511
May 18	$13,415	$12,488	$13,499
Jun 18	$13,111	$12,298	$13,214
Jul 18	$13,169	$12,535	$13,253
Aug 18	$13,120	$12,352	$13,196
Sep 18	$12,995	$12,429	$13,049
Oct 18	$11,758	$11,359	$11,818
Nov 18	$11,617	$11,376	$11,663
Dec 18	$10,861	$10,778	$10,905
Jan 19	$11,796	$11,576	$11,840
Feb 19	$12,081	$11,843	$12,124
Mar 19	$11,972	$11,875	$12,011
Apr 19	$12,278	$12,184	$12,318
May 19	$11,725	$11,578	$11,771
Jun 19	$12,299	$12,246	$12,353
Jul 19	$12,274	$12,084	$12,330
Aug 19	$11,891	$11,778	$11,946
Sep 19	$12,163	$12,118	$12,228
Oct 19	$12,622	$12,540	$12,695
Nov 19	$12,971	$12,700	$13,060
Dec 19	$13,679	$13,161	$13,779
Jan 20	$13,372	$12,871	$13,476
Feb 20	$11,973	$11,714	$12,069
Mar 20	$9,951	$10,028	$10,024
Apr 20	$11,040	$10,803	$11,134
May 20	$11,701	$11,313	$11,796
Jun 20	$11,927	$11,697	$12,038
Jul 20	$12,416	$12,049	$12,532
Aug 20	$13,119	$12,707	$13,249
Sep 20	$13,023	$12,419	$13,159
Oct 20	$12,530	$11,975	$12,666
Nov 20	$13,839	$13,800	$13,994
Dec 20	$14,758	$14,553	$14,930
Jan 21	$14,789	$14,432	$14,962
Feb 21	$14,878	$14,791	$15,057
Mar 21	$15,422	$15,122	$15,608
Apr 21	$16,136	$15,617	$16,339
May 21	$16,490	$16,130	$16,729
Jun 21	$16,422	$15,955	$16,620
Jul 21	$16,789	$16,017	$16,974
Aug 21	$16,973	$16,295	$17,198
Sep 21	$16,274	$15,799	$16,547
Oct 21	$16,731	$16,191	$16,927
Nov 21	$15,871	$15,389	$16,038
Dec 21	$16,709	$16,136	$16,935
Jan 22	$15,921	$15,274	$16,019
Feb 22	$15,913	$15,066	$16,132
Mar 22	$15,823	$15,215	$16,170
Apr 22	$14,840	$14,183	$15,166
May 22	$15,031	$14,270	$15,246
Jun 22	$13,506	$12,847	$13,652
Jul 22	$14,470	$13,528	$14,611
Aug 22	$13,703	$12,932	$13,983
Sep 22	$12,206	$11,622	$12,435
Oct 22	$12,884	$12,239	$13,091
Nov 22	$14,375	$13,538	$14,334
Dec 22	$14,192	$13,471	$14,393
Jan 23	$15,139	$14,583	$15,301
Feb 23	$14,642	$14,204	$14,912
Mar 23	$14,651	$14,496	$14,864
Apr 23	$14,924	$14,838	$15,128
May 23	$14,236	$14,272	$14,408
Jun 23	$14,783	$14,903	$14,980
Jul 23	$15,444	$15,440	$15,714
Aug 23	$14,911	$14,832	$15,169
Sep 23	$14,232	$14,298	$14,506
Oct 23	$13,591	$13,635	$13,735
Nov 23	$14,758	$14,962	$15,003
Dec 23	$15,827	$15,825	$16,083
Jan 24	$15,463	$15,773	$15,863
Feb 24	$15,669	$16,070	$15,912
Mar 24	$16,276	$16,611	$16,509
Apr 24	$15,827	$16,163	$16,151
May 24	$16,704	$16,730	$16,868
Jun 24	$16,142	$16,490	$16,369
Jul 24	$16,922	$17,042	$17,156
Aug 24	$17,258	$17,514	$17,498
Sep 24	$17,700	$17,723	$17,979
Oct 24	$16,728	$16,795	$16,983
Nov 24	$16,913	$16,811	$17,150
Dec 24	$16,512	$16,339	$16,834
Jan 25	$16,925	$17,107	$17,303
Feb 25	$17,128	$17,328	$17,377
Mar 25	$17,282	$17,245	$17,494
Apr 25	$18,255	$18,067	$18,547
May 25	$19,353	$18,968	$19,656
Jun 25	$20,314	$19,577	$20,565
Jul 25	$20,147	$19,434	$20,574
Aug 25	$21,056	$20,264	$21,429
Sep 25	$21,559	$20,758	$21,882
Oct 25	$21,310	$21,106	$21,650
Nov 25	$21,609	$21,257	$21,933
Dec 25	$22,137	$21,953	$22,516
Jan 26	$23,458	$23,301	$23,905
Feb 26	$24,458	$24,701	$24,873
Mar 26	$22,251	$21,961	$22,230
Apr 26	$23,676	$24,014	$23,939
May 26	$24,197	$25,240	$24,570
Jun 26	$23,547	$25,003	$23,789
Jul 26	$24,055	$25,074	$24,356

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.40%	7.46%	9.17%
S&P Developed ex US Broad Market Index (Net)...
29.02	9.38	9.63
STOXX International Small-Cap Equity Factor Index (Spliced)...
18.38	7.49	9.31

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 658,104,654
Holdings Count | Holding		1,167
Advisory Fees Paid, Amount		$ 1,299,343
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$658,104,654
Number of Portfolio Holdings...
1,167
Net Investment Advisory Fees...
$1,299,343
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
22.8%
Financials...
14.2
Consumer Discretionary...
13.1
Materials...
11.2
Information Technology...
9.6
Real Estate...
8.6
Health Care...
5.3
Energy...
4.3
Consumer Staples...
3.7
Communication Services...
3.6
Utilities...
3.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
25.3%
United Kingdom...
13.5
Canada...
10.2
Australia...
7.3
Switzerland...
5.8
Germany...
5.7
France...
5.6
Netherlands...
3.5
Italy...
3.3
Spain...
3.1
OtherFootnote Reference(b)...
16.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012200
Shareholder Report [Line Items]
Fund Name		iShares MSCI EAFE Growth ETF
Trading Symbol		EFG
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI EAFE Growth ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Growth ETF	$38	0.35%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 15.91%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE Growth Index (Net) returned 15.18%.

What contributed to performance?

Growth stocks from Japan were the largest contributors to the Fund’s return during the reporting period. Japanese information technology stocks also contributed, supported by semiconductor and semiconductor equipment makers that are key suppliers to the global artificial intelligence (“AI”) chip supply chain. Also contributing was a Dutch supplier of chipmaking machines. The company is currently the sole manufacturer of the advanced lithography equipment needed to produce the most powerful chips, and surging demand for these technologies has prompted chipmakers to sharply increase orders and capital spending. Swiss pharmaceuticals companies gained due to soaring global demand for next-generation treatments, strong patent portfolios protecting core blockbuster drugs, and a wave of strategic acquisitions that expanded their oncology and weight-loss pipelines.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Growth Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,856	$10,063	$9,859
Sep 16	$10,003	$10,187	$10,006
Oct 16	$9,570	$10,041	$9,576
Nov 16	$9,241	$9,809	$9,249
Dec 16	$9,439	$10,060	$9,453
Jan 17	$9,754	$10,416	$9,772
Feb 17	$9,968	$10,582	$9,988
Mar 17	$10,238	$10,850	$10,259
Apr 17	$10,548	$11,082	$10,568
May 17	$11,078	$11,442	$11,103
Jun 17	$11,003	$11,477	$11,030
Jul 17	$11,266	$11,901	$11,298
Aug 17	$11,327	$11,963	$11,361
Sep 17	$11,539	$12,185	$11,575
Oct 17	$11,796	$12,415	$11,838
Nov 17	$11,935	$12,515	$11,981
Dec 17	$12,129	$12,795	$12,181
Jan 18	$12,688	$13,508	$12,746
Feb 18	$12,143	$12,871	$12,201
Mar 18	$11,968	$12,643	$12,027
Apr 18	$12,182	$12,845	$12,236
May 18	$12,158	$12,549	$12,212
Jun 18	$12,012	$12,313	$12,068
Jul 18	$12,256	$12,607	$12,318
Aug 18	$12,217	$12,344	$12,283
Sep 18	$12,185	$12,400	$12,252
Oct 18	$11,060	$11,391	$11,124
Nov 18	$11,089	$11,499	$11,157
Dec 18	$10,550	$10,979	$10,619
Jan 19	$11,229	$11,808	$11,304
Feb 19	$11,611	$12,039	$11,693
Mar 19	$11,816	$12,111	$11,898
Apr 19	$12,206	$12,431	$12,287
May 19	$11,734	$11,763	$11,812
Jun 19	$12,492	$12,472	$12,580
Jul 19	$12,442	$12,321	$12,534
Aug 19	$12,287	$11,940	$12,382
Sep 19	$12,428	$12,247	$12,524
Oct 19	$12,869	$12,675	$12,972
Nov 19	$13,094	$12,787	$13,205
Dec 19	$13,463	$13,340	$13,581
Jan 20	$13,382	$12,982	$13,504
Feb 20	$12,224	$11,956	$12,338
Mar 20	$11,097	$10,225	$11,203
Apr 20	$11,913	$10,999	$12,033
May 20	$12,573	$11,359	$12,691
Jun 20	$12,974	$11,873	$13,102
Jul 20	$13,551	$12,402	$13,690
Aug 20	$14,150	$12,933	$14,299
Sep 20	$14,053	$12,615	$14,206
Oct 20	$13,494	$12,344	$13,643
Nov 20	$15,151	$14,004	$15,319
Dec 20	$15,883	$14,761	$16,066
Jan 21	$15,662	$14,793	$15,848
Feb 21	$15,607	$15,086	$15,793
Mar 21	$15,789	$15,277	$15,975
Apr 21	$16,455	$15,727	$16,648
May 21	$16,980	$16,219	$17,190
Jun 21	$16,955	$16,113	$17,160
Jul 21	$17,266	$15,848	$17,455
Aug 21	$17,630	$16,149	$17,867
Sep 21	$16,868	$15,632	$17,172
Oct 21	$17,521	$16,005	$17,734
Nov 21	$16,943	$15,284	$17,133
Dec 21	$17,623	$15,916	$17,874
Jan 22	$15,962	$15,330	$15,998
Feb 22	$15,389	$15,026	$15,643
Mar 22	$15,347	$15,050	$15,739
Apr 22	$14,123	$14,105	$14,480
May 22	$14,129	$14,206	$14,311
Jun 22	$12,961	$12,984	$13,083
Jul 22	$14,000	$13,429	$14,119
Aug 22	$12,994	$12,997	$13,263
Sep 22	$11,715	$11,698	$11,971
Oct 22	$12,285	$12,048	$12,489
Nov 22	$14,053	$13,470	$13,930
Dec 22	$13,583	$13,369	$13,773
Jan 23	$14,802	$14,453	$14,942
Feb 23	$14,245	$13,946	$14,524
Mar 23	$15,106	$14,287	$15,301
Apr 23	$15,453	$14,535	$15,672
May 23	$15,028	$14,006	$15,189
Jun 23	$15,543	$14,635	$15,725
Jul 23	$15,762	$15,230	$16,034
Aug 23	$15,006	$14,542	$15,282
Sep 23	$14,082	$14,083	$14,366
Oct 23	$13,698	$13,502	$13,836
Nov 23	$15,056	$14,717	$15,317
Dec 23	$15,924	$15,457	$16,194
Jan 24	$15,949	$15,303	$16,386
Feb 24	$16,660	$15,691	$16,939
Mar 24	$17,045	$16,181	$17,324
Apr 24	$16,239	$15,891	$16,645
May 24	$17,085	$16,352	$17,279
Jun 24	$16,894	$16,336	$17,202
Jul 24	$17,126	$16,714	$17,413
Aug 24	$17,818	$17,190	$18,101
Sep 24	$17,865	$17,654	$18,179
Oct 24	$16,722	$16,787	$17,057
Nov 24	$16,734	$16,636	$16,995
Dec 24	$16,156	$16,312	$16,525
Jan 25	$16,987	$16,969	$17,419
Feb 25	$17,221	$17,205	$17,441
Mar 25	$16,695	$17,166	$16,877
Apr 25	$17,460	$17,786	$17,747
May 25	$18,342	$18,600	$18,666
Jun 25	$18,891	$19,232	$19,162
Jul 25	$18,071	$19,176	$18,586
Aug 25	$18,690	$19,842	$19,108
Sep 25	$19,273	$20,557	$19,590
Oct 25	$19,518	$20,972	$19,902
Nov 25	$19,245	$20,967	$19,610
Dec 25	$19,501	$21,595	$19,955
Jan 26	$20,396	$22,887	$20,894
Feb 26	$21,086	$24,036	$21,566
Mar 26	$19,081	$21,443	$19,015
Apr 26	$20,435	$23,512	$20,733
May 26	$21,120	$24,696	$21,600
Jun 26	$21,441	$24,551	$21,778
Jul 26	$20,945	$24,635	$21,407

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
15.91%	3.94%	7.67%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE Growth Index (Net)...
15.18	4.17	7.91

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2025
AssetsNet		$ 16,597,313,437
Holdings Count | Holding		364
Advisory Fees Paid, Amount		$ 43,145,710
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$16,597,313,437
Number of Portfolio Holdings...
364
Net Investment Advisory Fees...
$43,145,710
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
29.0%
Information Technology...
17.7
Health Care...
13.2
Financials...
12.4
Consumer Discretionary...
10.8
Materials...
5.8
Consumer Staples...
4.1
Communication Services...
4.1
Utilities...
1.8
Energy...
0.6
Real Estate...
0.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
22.7%
United Kingdom...
12.9
France...
9.6
Switzerland...
9.6
Germany...
9.0
Netherlands...
8.2
Australia...
7.1
Sweden...
5.3
Denmark...
2.7
Spain...
2.6
OtherFootnote Reference(b)...
10.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000099140
Shareholder Report [Line Items]
Fund Name		iShares MSCI EAFE Min Vol Factor ETF
Trading Symbol		EFAV
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Min Vol Factor ETF	$23	0.21%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 17.51%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the MSCI EAFE Minimum Volatility Index (Net) returned 16.64%.

What contributed to performance?

Equities in Japan were the largest contributors to the Fund’s return during the reporting period. Notably, the pharmaceuticals segment of the healthcare sector gained as they benefited from innovation and pipeline potential. Financials stocks in Singapore also contributed as diversified banks were helped by robust wealth management fees. In Hong Kong, diversified banks in the financials sector were supported by solid cross-border loan performance and overseas expansions, as well as the privatization of a major bank.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI EAFE Minimum Volatility Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,769	$10,034	$9,769
Sep 16	$9,932	$10,095	$9,931
Oct 16	$9,471	$9,924	$9,472
Nov 16	$9,131	$9,999	$9,134
Dec 16	$9,276	$10,216	$9,281
Jan 17	$9,530	$10,494	$9,537
Feb 17	$9,720	$10,789	$9,729
Mar 17	$9,916	$10,921	$9,921
Apr 17	$10,115	$11,091	$10,116
May 17	$10,678	$11,336	$10,679
Jun 17	$10,605	$11,387	$10,609
Jul 17	$10,809	$11,706	$10,814
Aug 17	$10,885	$11,751	$10,891
Sep 17	$10,897	$11,978	$10,903
Oct 17	$11,002	$12,226	$11,007
Nov 17	$11,194	$12,463	$11,203
Dec 17	$11,276	$12,664	$11,288
Jan 18	$11,644	$13,379	$11,653
Feb 18	$11,339	$12,817	$11,350
Mar 18	$11,322	$12,533	$11,329
Apr 18	$11,471	$12,662	$11,475
May 18	$11,330	$12,678	$11,333
Jun 18	$11,242	$12,609	$11,248
Jul 18	$11,497	$12,989	$11,504
Aug 18	$11,412	$13,092	$11,418
Sep 18	$11,484	$13,148	$11,494
Oct 18	$10,776	$12,163	$10,791
Nov 18	$10,947	$12,341	$10,965
Dec 18	$10,622	$11,472	$10,645
Jan 19	$11,100	$12,378	$11,109
Feb 19	$11,301	$12,709	$11,316
Mar 19	$11,467	$12,868	$11,487
Apr 19	$11,458	$13,303	$11,465
May 19	$11,328	$12,514	$11,338
Jun 19	$11,800	$13,334	$11,809
Jul 19	$11,690	$13,373	$11,702
Aug 19	$11,680	$13,055	$11,698
Sep 19	$11,887	$13,330	$11,902
Oct 19	$12,181	$13,695	$12,200
Nov 19	$12,217	$14,029	$12,238
Dec 19	$12,405	$14,523	$12,427
Jan 20	$12,439	$14,363	$12,464
Feb 20	$11,428	$13,203	$11,452
Mar 20	$10,370	$11,420	$10,393
Apr 20	$10,799	$12,644	$10,836
May 20	$11,005	$13,194	$11,018
Jun 20	$11,133	$13,615	$11,145
Jul 20	$11,279	$14,335	$11,291
Aug 20	$11,685	$15,213	$11,698
Sep 20	$11,507	$14,722	$11,523
Oct 20	$11,046	$14,364	$11,062
Nov 20	$12,124	$16,135	$12,137
Dec 20	$12,428	$16,884	$12,442
Jan 21	$12,294	$16,807	$12,311
Feb 21	$12,073	$17,196	$12,088
Mar 21	$12,347	$17,656	$12,360
Apr 21	$12,546	$18,427	$12,553
May 21	$12,929	$18,706	$12,945
Jun 21	$12,972	$18,961	$12,983
Jul 21	$13,266	$19,092	$13,269
Aug 21	$13,487	$19,569	$13,516
Sep 21	$12,948	$18,761	$13,011
Oct 21	$13,149	$19,719	$13,157
Nov 21	$12,823	$19,244	$12,814
Dec 21	$13,301	$20,013	$13,331
Jan 22	$12,631	$19,031	$12,556
Feb 22	$12,485	$18,539	$12,513
Mar 22	$12,483	$18,941	$12,603
Apr 22	$11,866	$17,425	$11,969
May 22	$11,766	$17,445	$11,767
Jun 22	$11,149	$15,975	$11,123
Jul 22	$11,573	$17,090	$11,536
Aug 22	$10,939	$16,461	$11,001
Sep 22	$10,024	$14,885	$10,080
Oct 22	$10,291	$15,783	$10,312
Nov 22	$11,345	$17,008	$11,166
Dec 22	$11,338	$16,338	$11,335
Jan 23	$11,859	$17,510	$11,821
Feb 23	$11,496	$17,008	$11,540
Mar 23	$11,989	$17,532	$11,970
Apr 23	$12,473	$17,784	$12,457
May 23	$11,951	$17,593	$11,888
Jun 23	$12,212	$18,615	$12,158
Jul 23	$12,455	$19,296	$12,451
Aug 23	$12,153	$18,757	$12,155
Sep 23	$11,807	$17,981	$11,820
Oct 23	$11,567	$17,441	$11,501
Nov 23	$12,211	$19,051	$12,204
Dec 23	$12,696	$19,966	$12,674
Jan 24	$12,633	$20,083	$12,720
Feb 24	$12,727	$20,944	$12,718
Mar 24	$12,974	$21,602	$12,939
Apr 24	$12,703	$20,889	$12,718
May 24	$13,123	$21,738	$13,042
Jun 24	$12,936	$22,222	$12,899
Jul 24	$13,711	$22,580	$13,683
Aug 24	$14,360	$23,154	$14,321
Sep 24	$14,356	$23,692	$14,338
Oct 24	$13,791	$23,160	$13,767
Nov 24	$13,806	$24,026	$13,746
Dec 24	$13,367	$23,457	$13,360
Jan 25	$13,794	$24,245	$13,822
Feb 25	$14,315	$24,099	$14,251
Mar 25	$14,720	$23,147	$14,644
Apr 25	$15,589	$23,363	$15,544
May 25	$15,973	$24,705	$15,900
Jun 25	$16,221	$25,815	$16,102
Jul 25	$15,746	$26,165	$15,763
Aug 25	$16,377	$26,811	$16,324
Sep 25	$16,393	$27,783	$16,302
Oct 25	$16,276	$28,404	$16,211
Nov 25	$16,619	$28,401	$16,551
Dec 25	$16,863	$28,697	$16,806
Jan 26	$17,436	$29,548	$17,391
Feb 26	$18,562	$29,928	$18,480
Mar 26	$17,782	$27,779	$17,541
Apr 26	$17,915	$30,604	$17,785
May 26	$17,818	$32,184	$17,743
Jun 26	$17,447	$31,926	$17,341
Jul 26	$18,502	$31,950	$18,387

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
17.51%	6.88%	6.35%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
MSCI EAFE Minimum Volatility Index (Net)...
16.64	6.74	6.28

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 5,435,828,789
Holdings Count | Holding		260
Advisory Fees Paid, Amount		$ 10,606,573
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,435,828,789
Number of Portfolio Holdings...
260
Net Investment Advisory Fees...
$10,606,573
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
20.8%
Industrials...
14.4
Consumer Staples...
12.0
Health Care...
11.7
Energy...
8.7
Utilities...
8.6
Communication Services...
8.4
Consumer Discretionary...
5.8
Information Technology...
5.1
Real Estate...
2.9
Materials...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
26.8%
Switzerland...
10.5
United Kingdom...
10.1
France...
6.2
Hong Kong...
6.0
Singapore...
5.5
Australia...
5.4
Spain...
4.3
Italy...
4.2
Germany...
4.1
OtherFootnote Reference(b)...
16.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012201
Shareholder Report [Line Items]
Fund Name		iShares MSCI EAFE Value ETF
Trading Symbol		EFV
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI EAFE Value ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Value ETF	$35	0.30%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 34.53%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE Value Index (Net) returned 33.90%.

What contributed to performance?

During the reporting period, value-oriented companies within the financials sector contributed the most to the Fund’s return. In Japan, bank stocks rallied as the Bank of Japan exited its ultra-low interest rate policy and multiple rate hikes lifted borrowing margins and boosted profitability. Within the capital goods segment of the industrials sector, trading companies and distributors gained amid robust shareholder return policies and large investments in the energy transition. In the United Kingdom, diversified banks in the financials sector benefited from resilient profitability and strong capital positions. While interest rates were lowered by the Bank of England during the reporting period, they remained elevated to support bank margins and lending income. Spanish financials stocks were supported by strong economic growth, robust loan growth, and resilient profitability, which helped offset pressure on net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits).

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Value Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,160	$10,063	$10,162
Sep 16	$10,256	$10,187	$10,260
Oct 16	$10,279	$10,041	$10,284
Nov 16	$10,209	$9,809	$10,221
Dec 16	$10,671	$10,060	$10,688
Jan 17	$10,932	$10,416	$10,952
Feb 17	$11,002	$10,582	$11,026
Mar 17	$11,313	$10,850	$11,335
Apr 17	$11,549	$11,082	$11,573
May 17	$11,824	$11,442	$11,841
Jun 17	$11,855	$11,477	$11,876
Jul 17	$12,249	$11,901	$12,274
Aug 17	$12,168	$11,963	$12,197
Sep 17	$12,544	$12,185	$12,573
Oct 17	$12,638	$12,415	$12,671
Nov 17	$12,747	$12,515	$12,784
Dec 17	$12,936	$12,795	$12,980
Jan 18	$13,632	$13,508	$13,681
Feb 18	$12,980	$12,871	$13,031
Mar 18	$12,658	$12,643	$12,703
Apr 18	$13,067	$12,845	$13,109
May 18	$12,508	$12,549	$12,541
Jun 18	$12,346	$12,313	$12,382
Jul 18	$12,694	$12,607	$12,737
Aug 18	$12,228	$12,344	$12,274
Sep 18	$12,480	$12,400	$12,528
Oct 18	$11,647	$11,391	$11,696
Nov 18	$11,580	$11,499	$11,631
Dec 18	$11,012	$10,979	$11,062
Jan 19	$11,744	$11,808	$11,802
Feb 19	$11,937	$12,039	$11,999
Mar 19	$11,881	$12,111	$11,938
Apr 19	$12,158	$12,431	$12,216
May 19	$11,462	$11,763	$11,509
Jun 19	$12,073	$12,472	$12,122
Jul 19	$11,800	$12,321	$11,849
Aug 19	$11,311	$11,940	$11,362
Sep 19	$11,855	$12,247	$11,911
Oct 19	$12,278	$12,675	$12,340
Nov 19	$12,324	$12,787	$12,389
Dec 19	$12,770	$13,340	$12,842
Jan 20	$12,305	$12,982	$12,377
Feb 20	$11,136	$11,956	$11,206
Mar 20	$9,165	$10,225	$9,221
Apr 20	$9,650	$10,999	$9,714
May 20	$9,956	$11,359	$10,010
Jun 20	$10,309	$11,873	$10,367
Jul 20	$10,327	$12,402	$10,387
Aug 20	$10,929	$12,933	$10,995
Sep 20	$10,425	$12,615	$10,490
Oct 20	$10,004	$12,344	$10,067
Nov 20	$11,894	$14,004	$11,974
Dec 20	$12,415	$14,761	$12,504
Jan 21	$12,316	$14,793	$12,407
Feb 21	$12,900	$15,086	$12,998
Mar 21	$13,338	$15,277	$13,435
Apr 21	$13,595	$15,727	$13,692
May 21	$14,119	$16,219	$14,224
Jun 21	$13,748	$16,113	$13,840
Jul 21	$13,713	$15,848	$13,806
Aug 21	$13,841	$16,149	$13,962
Sep 21	$13,530	$15,632	$13,706
Oct 21	$13,823	$16,005	$13,925
Nov 21	$13,021	$15,284	$13,087
Dec 21	$13,758	$15,916	$13,866
Jan 22	$14,031	$15,330	$14,011
Feb 22	$13,674	$15,026	$13,820
Mar 22	$13,675	$15,050	$13,912
Apr 22	$12,987	$14,105	$13,209
May 22	$13,463	$14,206	$13,534
Jun 22	$12,173	$12,984	$12,186
Jul 22	$12,448	$13,429	$12,440
Aug 22	$11,883	$12,997	$12,020
Sep 22	$10,822	$11,698	$10,943
Oct 22	$11,570	$12,048	$11,648
Nov 22	$13,072	$13,470	$12,929
Dec 22	$13,018	$13,369	$13,092
Jan 23	$14,080	$14,453	$14,103
Feb 23	$13,753	$13,946	$13,905
Mar 23	$13,798	$14,287	$13,869
Apr 23	$14,253	$14,535	$14,316
May 23	$13,525	$14,006	$13,545
Jun 23	$14,281	$14,635	$14,307
Jul 23	$14,863	$15,230	$14,957
Aug 23	$14,400	$14,542	$14,514
Sep 23	$14,248	$14,083	$14,390
Oct 23	$13,761	$13,502	$13,758
Nov 23	$14,753	$14,717	$14,848
Dec 23	$15,475	$15,457	$15,573
Jan 24	$15,297	$15,303	$15,563
Feb 24	$15,486	$15,691	$15,591
Mar 24	$16,161	$16,181	$16,242
Apr 24	$15,915	$15,891	$16,104
May 24	$16,738	$16,352	$16,739
Jun 24	$16,200	$16,336	$16,273
Jul 24	$16,927	$16,714	$17,036
Aug 24	$17,400	$17,190	$17,472
Sep 24	$17,601	$17,654	$17,720
Oct 24	$16,785	$16,787	$16,888
Nov 24	$16,694	$16,636	$16,758
Dec 24	$16,311	$16,312	$16,458
Jan 25	$17,078	$16,969	$17,298
Feb 25	$17,881	$17,205	$17,943
Mar 25	$18,348	$17,166	$18,361
Apr 25	$18,988	$17,786	$19,106
May 25	$19,776	$18,600	$19,873
Jun 25	$20,174	$19,232	$20,218
Jul 25	$20,046	$19,176	$20,270
Aug 25	$21,266	$19,842	$21,430
Sep 25	$21,633	$20,557	$21,712
Oct 25	$21,759	$20,972	$21,877
Nov 25	$22,350	$20,967	$22,472
Dec 25	$23,220	$21,595	$23,412
Jan 26	$24,498	$22,887	$24,746
Feb 26	$25,955	$24,036	$26,212
Mar 26	$24,135	$21,443	$23,879
Apr 26	$25,261	$23,512	$25,326
May 26	$25,649	$24,696	$25,848
Jun 26	$25,549	$24,551	$25,667
Jul 26	$26,967	$24,635	$27,142

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
34.53%	14.48%	10.43%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE Value Index (Net)...
33.90	14.48	10.50

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2025
AssetsNet		$ 29,363,652,957
Holdings Count | Holding		409
Advisory Fees Paid, Amount		$ 81,721,988
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$29,363,652,957
Number of Portfolio Holdings...
409
Net Investment Advisory Fees...
$81,721,988
Portfolio Turnover Rate...
31%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
40.1%
Industrials...
9.5
Consumer Staples...
9.4
Health Care...
7.4
Energy...
6.9
Materials...
6.1
Consumer Discretionary...
6.1
Utilities...
5.8
Communication Services...
3.6
Real Estate...
2.6
Information Technology...
2.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
23.5%
United Kingdom...
16.5
France...
10.4
Switzerland...
9.4
Germany...
8.9
Australia...
6.3
Spain...
5.4
Italy...
4.9
Netherlands...
3.0
Sweden...
2.3
OtherFootnote Reference(b)...
9.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000069397
Shareholder Report [Line Items]
Fund Name		iShares Core 30/70 Conservative Allocation ETF
Trading Symbol		AOK
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core 30/70 Conservative Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 30/70 Conservative Allocation ETF	$9Footnote Reference(a)	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[4]	$ 9
Expense Ratio, Percent	[4]	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 8.69%.

  For the same period, the Bloomberg U.S. Universal Index returned 3.02%, the MSCI All Country World Index (Net) returned 22.11% and the S&P Target Risk Conservative Index returned 8.79%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period, particularly in the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed during the reporting period, notably among Japanese financials stocks. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks. Within the bond allocation, investment-grade, U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	S&P Target Risk Conservative Index
Jul 16	$10,000	$10,000	$10,000	$10,000
Aug 16	$10,003	$10,011	$10,034	$10,000
Sep 16	$10,026	$10,013	$10,095	$10,023
Oct 16	$9,900	$9,947	$9,924	$9,898
Nov 16	$9,769	$9,723	$9,999	$9,770
Dec 16	$9,856	$9,752	$10,216	$9,846
Jan 17	$9,929	$9,786	$10,494	$9,919
Feb 17	$10,071	$9,862	$10,789	$10,063
Mar 17	$10,122	$9,859	$10,921	$10,114
Apr 17	$10,233	$9,941	$11,091	$10,225
May 17	$10,351	$10,017	$11,336	$10,341
Jun 17	$10,367	$10,009	$11,387	$10,356
Jul 17	$10,484	$10,059	$11,706	$10,500
Aug 17	$10,557	$10,145	$11,751	$10,573
Sep 17	$10,593	$10,110	$11,978	$10,612
Oct 17	$10,682	$10,122	$12,226	$10,704
Nov 17	$10,738	$10,106	$12,463	$10,751
Dec 17	$10,803	$10,151	$12,664	$10,817
Jan 18	$10,922	$10,053	$13,379	$10,939
Feb 18	$10,691	$9,958	$12,817	$10,708
Mar 18	$10,711	$10,008	$12,533	$10,729
Apr 18	$10,664	$9,941	$12,662	$10,685
May 18	$10,708	$9,996	$12,678	$10,731
Jun 18	$10,692	$9,981	$12,609	$10,714
Jul 18	$10,804	$10,002	$12,989	$10,831
Aug 18	$10,863	$10,051	$13,092	$10,890
Sep 18	$10,841	$10,008	$13,148	$10,868
Oct 18	$10,532	$9,925	$12,163	$10,559
Nov 18	$10,615	$9,969	$12,341	$10,644
Dec 18	$10,492	$10,125	$11,472	$10,523
Jan 19	$10,819	$10,265	$12,378	$10,853
Feb 19	$10,914	$10,276	$12,709	$10,951
Mar 19	$11,097	$10,461	$12,868	$11,137
Apr 19	$11,227	$10,476	$13,303	$11,268
May 19	$11,128	$10,637	$12,514	$11,171
Jun 19	$11,440	$10,787	$13,334	$11,466
Jul 19	$11,470	$10,819	$13,373	$11,500
Aug 19	$11,587	$11,064	$13,055	$11,639
Sep 19	$11,630	$11,016	$13,330	$11,683
Oct 19	$11,739	$11,052	$13,695	$11,794
Nov 19	$11,808	$11,049	$14,029	$11,864
Dec 19	$11,936	$11,066	$14,523	$11,994
Jan 20	$12,028	$11,264	$14,363	$12,087
Feb 20	$11,836	$11,433	$13,203	$11,898
Mar 20	$11,186	$11,210	$11,420	$11,247
Apr 20	$11,628	$11,434	$12,644	$11,690
May 20	$11,910	$11,541	$13,194	$11,977
Jun 20	$12,082	$11,637	$13,615	$12,151
Jul 20	$12,385	$11,842	$14,335	$12,464
Aug 20	$12,550	$11,774	$15,213	$12,636
Sep 20	$12,425	$11,752	$14,722	$12,513
Oct 20	$12,312	$11,710	$14,364	$12,402
Nov 20	$12,831	$11,863	$16,135	$12,927
Dec 20	$13,053	$11,904	$16,884	$13,154
Jan 21	$12,986	$11,829	$16,807	$13,089
Feb 21	$12,970	$11,677	$17,196	$13,072
Mar 21	$13,034	$11,541	$17,656	$13,140
Apr 21	$13,267	$11,638	$18,427	$13,377
May 21	$13,350	$11,682	$18,706	$13,464
Jun 21	$13,460	$11,767	$18,961	$13,576
Jul 21	$13,587	$11,886	$19,092	$13,709
Aug 21	$13,671	$11,878	$19,569	$13,796
Sep 21	$13,407	$11,776	$18,761	$13,530
Oct 21	$13,603	$11,766	$19,719	$13,731
Nov 21	$13,529	$11,781	$19,244	$13,656
Dec 21	$13,679	$11,773	$20,013	$13,810
Jan 22	$13,303	$11,515	$19,031	$13,431
Feb 22	$13,071	$11,358	$18,539	$13,197
Mar 22	$12,914	$11,053	$18,941	$13,039
Apr 22	$12,280	$10,641	$17,425	$12,400
May 22	$12,344	$10,699	$17,445	$12,465
Jun 22	$11,881	$10,485	$15,975	$11,997
Jul 22	$12,343	$10,749	$17,090	$12,465
Aug 22	$11,940	$10,470	$16,461	$12,058
Sep 22	$11,281	$10,019	$14,885	$11,392
Oct 22	$11,418	$9,909	$15,783	$11,532
Nov 22	$12,034	$10,278	$17,008	$12,155
Dec 22	$11,760	$10,243	$16,338	$11,879
Jan 23	$12,287	$10,561	$17,510	$12,413
Feb 23	$11,959	$10,302	$17,008	$12,081
Mar 23	$12,274	$10,543	$17,532	$12,401
Apr 23	$12,375	$10,608	$17,784	$12,504
May 23	$12,243	$10,498	$17,593	$12,372
Jun 23	$12,455	$10,481	$18,615	$12,587
Jul 23	$12,588	$10,492	$19,296	$12,722
Aug 23	$12,434	$10,428	$18,757	$12,568
Sep 23	$12,078	$10,180	$17,981	$12,207
Oct 23	$11,859	$10,027	$17,441	$11,986
Nov 23	$12,526	$10,478	$19,051	$12,662
Dec 23	$13,034	$10,876	$19,966	$13,178
Jan 24	$13,067	$10,850	$20,083	$13,212
Feb 24	$13,101	$10,720	$20,944	$13,248
Mar 24	$13,323	$10,825	$21,602	$13,473
Apr 24	$12,975	$10,572	$20,889	$13,122
May 24	$13,299	$10,747	$21,738	$13,451
Jun 24	$13,434	$10,845	$22,222	$13,589
Jul 24	$13,727	$11,092	$22,580	$13,886
Aug 24	$13,955	$11,255	$23,154	$14,119
Sep 24	$14,174	$11,409	$23,692	$14,341
Oct 24	$13,866	$11,150	$23,160	$14,030
Nov 24	$14,135	$11,267	$24,026	$14,303
Dec 24	$13,880	$11,097	$23,457	$14,046
Jan 25	$14,060	$11,164	$24,245	$14,229
Feb 25	$14,229	$11,395	$24,099	$14,402
Mar 25	$14,069	$11,392	$23,147	$14,240
Apr 25	$14,142	$11,433	$23,363	$14,316
May 25	$14,351	$11,375	$24,705	$14,528
Jun 25	$14,696	$11,552	$25,815	$14,880
Jul 25	$14,727	$11,535	$26,165	$14,912
Aug 25	$14,973	$11,674	$26,811	$15,163
Sep 25	$15,233	$11,797	$27,783	$15,428
Oct 25	$15,400	$11,876	$28,404	$15,598
Nov 25	$15,475	$11,947	$28,401	$15,675
Dec 25	$15,494	$11,939	$28,697	$15,695
Jan 26	$15,672	$11,957	$29,548	$15,879
Feb 26	$15,920	$12,139	$29,928	$16,130
Mar 26	$15,413	$11,921	$27,779	$15,616
Apr 26	$15,884	$11,958	$30,604	$16,095
May 26	$16,134	$12,000	$32,184	$16,350
Jun 26	$16,145	$12,031	$31,926	$16,362
Jul 26	$16,007	$11,884	$31,950	$16,223

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
8.69%	3.33%	4.82%
Bloomberg U.S. Universal Index...
3.02	(0.00)	1.74
MSCI All Country World Index (Net)...
22.11	10.85	12.32
S&P Target Risk Conservative Index...
8.79	3.43	4.96

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 783,626,475
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 679,431
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$783,626,475
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$679,431
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
58.3%
Domestic Equity...
19.2
International Equity...
12.1
International Fixed Income...
10.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Universal USD Bond ETF...
58.3%
iShares Core S&P 500 ETF...
17.7
iShares Core International Aggregate Bond ETF...
10.4
iShares Core MSCI International Developed Markets ETF...
8.8
iShares Core MSCI Emerging Markets ETF...
3.3
iShares Core S&P Mid-Cap ETF...
1.0
iShares Core S&P Small-Cap ETF...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000069398
Shareholder Report [Line Items]
Fund Name		iShares Core 40/60 Moderate Allocation ETF
Trading Symbol		AOM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core 40/60 Moderate Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 40/60 Moderate Allocation ETF	$11Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[5]	$ 11
Expense Ratio, Percent	[5]	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 10.65%.

  For the same period, the Bloomberg U.S. Universal Index returned 3.02%, the MSCI All Country World Index (Net) returned 22.11% and the S&P Target Risk Moderate Index returned 10.76%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period, particularly in the information technology sector. Semiconductor and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed during the reporting period, notably among Japanese financials stocks. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks. Within the bond allocation, investment-grade, U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	S&P Target Risk Moderate Index
Jul 16	$10,000	$10,000	$10,000	$10,000
Aug 16	$10,008	$10,011	$10,034	$10,005
Sep 16	$10,039	$10,013	$10,095	$10,038
Oct 16	$9,905	$9,947	$9,924	$9,902
Nov 16	$9,809	$9,723	$9,999	$9,809
Dec 16	$9,914	$9,752	$10,216	$9,904
Jan 17	$10,015	$9,786	$10,494	$10,007
Feb 17	$10,178	$9,862	$10,789	$10,171
Mar 17	$10,243	$9,859	$10,921	$10,237
Apr 17	$10,364	$9,941	$11,091	$10,358
May 17	$10,499	$10,017	$11,336	$10,491
Jun 17	$10,525	$10,009	$11,387	$10,515
Jul 17	$10,666	$10,059	$11,706	$10,682
Aug 17	$10,734	$10,145	$11,751	$10,749
Sep 17	$10,800	$10,110	$11,978	$10,817
Oct 17	$10,912	$10,122	$12,226	$10,932
Nov 17	$10,992	$10,106	$12,463	$11,002
Dec 17	$11,073	$10,151	$12,664	$11,085
Jan 18	$11,265	$10,053	$13,379	$11,280
Feb 18	$10,986	$9,958	$12,817	$11,002
Mar 18	$10,986	$10,008	$12,533	$11,002
Apr 18	$10,950	$9,941	$12,662	$10,969
May 18	$10,994	$9,996	$12,678	$11,015
Jun 18	$10,967	$9,981	$12,609	$10,990
Jul 18	$11,118	$10,002	$12,989	$11,142
Aug 18	$11,183	$10,051	$13,092	$11,204
Sep 18	$11,165	$10,008	$13,148	$11,191
Oct 18	$10,770	$9,925	$12,163	$10,795
Nov 18	$10,867	$9,969	$12,341	$10,894
Dec 18	$10,646	$10,125	$11,472	$10,673
Jan 19	$11,046	$10,265	$12,378	$11,078
Feb 19	$11,174	$10,276	$12,709	$11,206
Mar 19	$11,353	$10,461	$12,868	$11,389
Apr 19	$11,522	$10,476	$13,303	$11,560
May 19	$11,339	$10,637	$12,514	$11,376
Jun 19	$11,705	$10,787	$13,334	$11,733
Jul 19	$11,732	$10,819	$13,373	$11,762
Aug 19	$11,804	$11,064	$13,055	$11,854
Sep 19	$11,880	$11,016	$13,330	$11,929
Oct 19	$12,024	$11,052	$13,695	$12,076
Nov 19	$12,119	$11,049	$14,029	$12,174
Dec 19	$12,292	$11,066	$14,523	$12,350
Jan 20	$12,338	$11,264	$14,363	$12,399
Feb 20	$12,035	$11,433	$13,203	$12,095
Mar 20	$11,232	$11,210	$11,420	$11,286
Apr 20	$11,759	$11,434	$12,644	$11,819
May 20	$12,089	$11,541	$13,194	$12,153
Jun 20	$12,289	$11,637	$13,615	$12,354
Jul 20	$12,640	$11,842	$14,335	$12,716
Aug 20	$12,895	$11,774	$15,213	$12,979
Sep 20	$12,727	$11,752	$14,722	$12,812
Oct 20	$12,588	$11,710	$14,364	$12,674
Nov 20	$13,248	$11,863	$16,135	$13,344
Dec 20	$13,534	$11,904	$16,884	$13,636
Jan 21	$13,468	$11,829	$16,807	$13,573
Feb 21	$13,512	$11,677	$17,196	$13,616
Mar 21	$13,637	$11,541	$17,656	$13,746
Apr 21	$13,927	$11,638	$18,427	$14,042
May 21	$14,040	$11,682	$18,706	$14,156
Jun 21	$14,156	$11,767	$18,961	$14,276
Jul 21	$14,288	$11,886	$19,092	$14,414
Aug 21	$14,411	$11,878	$19,569	$14,539
Sep 21	$14,086	$11,776	$18,761	$14,214
Oct 21	$14,368	$11,766	$19,719	$14,500
Nov 21	$14,251	$11,781	$19,244	$14,383
Dec 21	$14,472	$11,773	$20,013	$14,607
Jan 22	$14,039	$11,515	$19,031	$14,172
Feb 22	$13,772	$11,358	$18,539	$13,902
Mar 22	$13,668	$11,053	$18,941	$13,798
Apr 22	$12,940	$10,641	$17,425	$13,064
May 22	$13,012	$10,699	$17,445	$13,138
Jun 22	$12,441	$10,485	$15,975	$12,559
Jul 22	$12,980	$10,749	$17,090	$13,105
Aug 22	$12,537	$10,470	$16,461	$12,658
Sep 22	$11,776	$10,019	$14,885	$11,889
Oct 22	$12,003	$9,909	$15,783	$12,120
Nov 22	$12,704	$10,278	$17,008	$12,830
Dec 22	$12,379	$10,243	$16,338	$12,502
Jan 23	$12,989	$10,561	$17,510	$13,119
Feb 23	$12,631	$10,302	$17,008	$12,757
Mar 23	$12,968	$10,543	$17,532	$13,100
Apr 23	$13,090	$10,608	$17,784	$13,224
May 23	$12,944	$10,498	$17,593	$13,077
Jun 23	$13,243	$10,481	$18,615	$13,381
Jul 23	$13,431	$10,492	$19,296	$13,573
Aug 23	$13,235	$10,428	$18,757	$13,375
Sep 23	$12,828	$10,180	$17,981	$12,963
Oct 23	$12,576	$10,027	$17,441	$12,709
Nov 23	$13,339	$10,478	$19,051	$13,484
Dec 23	$13,900	$10,876	$19,966	$14,053
Jan 24	$13,932	$10,850	$20,083	$14,086
Feb 24	$14,051	$10,720	$20,944	$14,207
Mar 24	$14,323	$10,825	$21,602	$14,484
Apr 24	$13,930	$10,572	$20,889	$14,088
May 24	$14,321	$10,747	$21,738	$14,485
Jun 24	$14,478	$10,845	$22,222	$14,645
Jul 24	$14,788	$11,092	$22,580	$14,961
Aug 24	$15,049	$11,255	$23,154	$15,227
Sep 24	$15,298	$11,409	$23,692	$15,480
Oct 24	$14,962	$11,150	$23,160	$15,141
Nov 24	$15,289	$11,267	$24,026	$15,473
Dec 24	$14,991	$11,097	$23,457	$15,172
Jan 25	$15,223	$11,164	$24,245	$15,409
Feb 25	$15,373	$11,395	$24,099	$15,562
Mar 25	$15,150	$11,392	$23,147	$15,337
Apr 25	$15,232	$11,433	$23,363	$15,421
May 25	$15,548	$11,375	$24,705	$15,743
Jun 25	$15,974	$11,552	$25,815	$16,177
Jul 25	$16,028	$11,535	$26,165	$16,233
Aug 25	$16,327	$11,674	$26,811	$16,537
Sep 25	$16,652	$11,797	$27,783	$16,868
Oct 25	$16,856	$11,876	$28,404	$17,076
Nov 25	$16,936	$11,947	$28,401	$17,158
Dec 25	$16,977	$11,939	$28,697	$17,202
Jan 26	$17,223	$11,957	$29,548	$17,453
Feb 26	$17,498	$12,139	$29,928	$17,732
Mar 26	$16,860	$11,921	$27,779	$17,087
Apr 26	$17,527	$11,958	$30,604	$17,764
May 26	$17,875	$12,000	$32,184	$18,119
Jun 26	$17,872	$12,031	$31,926	$18,117
Jul 26	$17,735	$11,884	$31,950	$17,979

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
10.65%	4.42%	5.90%
Bloomberg U.S. Universal Index...
3.02	(0.00)	1.74
MSCI All Country World Index (Net)...
22.11	10.85	12.32
S&P Target Risk Moderate Index...
10.76	4.52	6.04

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,744,642,419
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 1,609,542
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,744,642,419
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$1,609,542
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
49.7%
Domestic Equity...
25.3
International Equity...
16.1
International Fixed Income...
8.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Universal USD Bond ETF...
49.7%
iShares Core S&P 500 ETF...
23.3
iShares Core MSCI International Developed Markets ETF...
11.7
iShares Core International Aggregate Bond ETF...
8.9
iShares Core MSCI Emerging Markets ETF...
4.4
iShares Core S&P Mid-Cap ETF...
1.3
iShares Core S&P Small-Cap ETF...
0.7
Footnote	Description
Footnote(a)	Excludes money market funds.

C000069399
Shareholder Report [Line Items]
Fund Name		iShares Core 60/40 Balanced Allocation ETF
Trading Symbol		AOR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core 60/40 Balanced Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 60/40 Balanced Allocation ETF	$11Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[6]	$ 11
Expense Ratio, Percent	[6]	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 14.58%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11%, the Bloomberg U.S. Universal Index returned 3.02% and the S&P Target Risk Balanced Index returned 14.71%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period, particularly in the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed during the reporting period, notably in Japanese financials stocks. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks. Among emerging-market stocks, South Korea's information technology sector was also supported by the AI boom, due to surging global demand for advanced memory chips. Within the bond allocation, investment-grade, U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	S&P Target Risk Balanced Index
Jul 16	$10,000	$10,000	$10,000	$10,000
Aug 16	$10,017	$10,034	$10,011	$10,016
Sep 16	$10,069	$10,095	$10,013	$10,068
Oct 16	$9,912	$9,924	$9,947	$9,912
Nov 16	$9,889	$9,999	$9,723	$9,889
Dec 16	$10,026	$10,216	$9,752	$10,022
Jan 17	$10,187	$10,494	$9,786	$10,184
Feb 17	$10,390	$10,789	$9,862	$10,389
Mar 17	$10,486	$10,921	$9,859	$10,485
Apr 17	$10,626	$11,091	$9,941	$10,626
May 17	$10,795	$11,336	$10,017	$10,794
Jun 17	$10,837	$11,387	$10,009	$10,836
Jul 17	$11,033	$11,706	$10,059	$11,048
Aug 17	$11,085	$11,751	$10,145	$11,104
Sep 17	$11,213	$11,978	$10,110	$11,232
Oct 17	$11,371	$12,226	$10,122	$11,392
Nov 17	$11,502	$12,463	$10,106	$11,510
Dec 17	$11,618	$12,664	$10,151	$11,628
Jan 18	$11,965	$13,379	$10,053	$11,977
Feb 18	$11,587	$12,817	$9,958	$11,599
Mar 18	$11,540	$12,533	$10,008	$11,554
Apr 18	$11,527	$12,662	$9,941	$11,544
May 18	$11,574	$12,678	$9,996	$11,593
Jun 18	$11,530	$12,609	$9,981	$11,550
Jul 18	$11,753	$12,989	$10,002	$11,776
Aug 18	$11,827	$13,092	$10,051	$11,849
Sep 18	$11,829	$13,148	$10,008	$11,852
Oct 18	$11,244	$12,163	$9,925	$11,269
Nov 18	$11,371	$12,341	$9,969	$11,396
Dec 18	$10,940	$11,472	$10,125	$10,967
Jan 19	$11,499	$12,378	$10,265	$11,529
Feb 19	$11,685	$12,709	$10,276	$11,718
Mar 19	$11,862	$12,868	$10,461	$11,896
Apr 19	$12,113	$13,303	$10,476	$12,150
May 19	$11,742	$12,514	$10,637	$11,781
Jun 19	$12,241	$13,334	$10,787	$12,273
Jul 19	$12,251	$13,373	$10,819	$12,288
Aug 19	$12,230	$13,055	$11,064	$12,277
Sep 19	$12,370	$13,330	$11,016	$12,421
Oct 19	$12,591	$13,695	$11,052	$12,644
Nov 19	$12,745	$14,029	$11,049	$12,801
Dec 19	$13,014	$14,523	$11,066	$13,072
Jan 20	$12,970	$14,363	$11,264	$13,031
Feb 20	$12,420	$13,203	$11,433	$12,480
Mar 20	$11,282	$11,420	$11,210	$11,336
Apr 20	$12,001	$12,644	$11,434	$12,059
May 20	$12,425	$13,194	$11,541	$12,487
Jun 20	$12,679	$13,615	$11,637	$12,746
Jul 20	$13,134	$14,335	$11,842	$13,207
Aug 20	$13,575	$15,213	$11,774	$13,652
Sep 20	$13,321	$14,722	$11,752	$13,400
Oct 20	$13,126	$14,364	$11,710	$13,203
Nov 20	$14,095	$16,135	$11,863	$14,185
Dec 20	$14,523	$16,884	$11,904	$14,619
Jan 21	$14,459	$16,807	$11,829	$14,559
Feb 21	$14,629	$17,196	$11,677	$14,732
Mar 21	$14,887	$17,656	$11,541	$14,994
Apr 21	$15,303	$18,427	$11,638	$15,418
May 21	$15,476	$18,706	$11,682	$15,594
Jun 21	$15,610	$18,961	$11,767	$15,729
Jul 21	$15,751	$19,092	$11,886	$15,876
Aug 21	$15,961	$19,569	$11,878	$16,090
Sep 21	$15,504	$18,761	$11,776	$15,632
Oct 21	$15,978	$19,719	$11,766	$16,111
Nov 21	$15,762	$19,244	$11,781	$15,896
Dec 21	$16,140	$20,013	$11,773	$16,281
Jan 22	$15,584	$19,031	$11,515	$15,717
Feb 22	$15,237	$18,539	$11,358	$15,370
Mar 22	$15,261	$18,941	$11,053	$15,395
Apr 22	$14,319	$17,425	$10,641	$14,445
May 22	$14,411	$17,445	$10,699	$14,540
Jun 22	$13,594	$15,975	$10,485	$13,711
Jul 22	$14,305	$17,090	$10,749	$14,430
Aug 22	$13,774	$16,461	$10,470	$13,894
Sep 22	$12,784	$14,885	$10,019	$12,896
Oct 22	$13,220	$15,783	$9,909	$13,337
Nov 22	$14,112	$17,008	$10,278	$14,240
Dec 22	$13,671	$16,338	$10,243	$13,794
Jan 23	$14,466	$17,510	$10,561	$14,598
Feb 23	$14,042	$17,008	$10,302	$14,170
Mar 23	$14,428	$17,532	$10,543	$14,561
Apr 23	$14,596	$17,784	$10,608	$14,732
May 23	$14,418	$17,593	$10,498	$14,553
Jun 23	$14,919	$18,615	$10,481	$15,062
Jul 23	$15,236	$19,296	$10,492	$15,384
Aug 23	$14,942	$18,757	$10,428	$15,087
Sep 23	$14,420	$17,981	$10,180	$14,560
Oct 23	$14,095	$17,441	$10,027	$14,233
Nov 23	$15,078	$19,051	$10,478	$15,228
Dec 23	$15,755	$19,966	$10,876	$15,916
Jan 24	$15,783	$20,083	$10,850	$15,946
Feb 24	$16,102	$20,944	$10,720	$16,270
Mar 24	$16,494	$21,602	$10,825	$16,667
Apr 24	$15,996	$20,889	$10,572	$16,165
May 24	$16,546	$21,738	$10,747	$16,723
Jun 24	$16,754	$22,222	$10,845	$16,935
Jul 24	$17,102	$22,580	$11,092	$17,289
Aug 24	$17,439	$23,154	$11,255	$17,632
Sep 24	$17,756	$23,692	$11,409	$17,955
Oct 24	$17,357	$23,160	$11,150	$17,552
Nov 24	$17,825	$24,026	$11,267	$18,027
Dec 24	$17,427	$23,457	$11,097	$17,624
Jan 25	$17,785	$24,245	$11,164	$17,988
Feb 25	$17,884	$24,099	$11,395	$18,089
Mar 25	$17,510	$23,147	$11,392	$17,712
Apr 25	$17,610	$23,363	$11,433	$17,814
May 25	$18,185	$24,705	$11,375	$18,399
Jun 25	$18,804	$25,815	$11,552	$19,027
Jul 25	$18,911	$26,165	$11,535	$19,137
Aug 25	$19,336	$26,811	$11,674	$19,570
Sep 25	$19,814	$27,783	$11,797	$20,056
Oct 25	$20,106	$28,404	$11,876	$20,353
Nov 25	$20,195	$28,401	$11,947	$20,446
Dec 25	$20,294	$28,697	$11,939	$20,548
Jan 26	$20,706	$29,548	$11,957	$20,966
Feb 26	$21,045	$29,928	$12,139	$21,312
Mar 26	$20,090	$27,779	$11,921	$20,345
Apr 26	$21,244	$30,604	$11,958	$21,516
May 26	$21,837	$32,184	$12,000	$22,119
Jun 26	$21,799	$31,926	$12,031	$22,082
Jul 26	$21,669	$31,950	$11,884	$21,952

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
14.58%	6.59%	8.04%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
Bloomberg U.S. Universal Index...
3.02	(0.00)	1.74
S&P Target Risk Balanced Index...
14.71	6.70	8.18

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,649,121,640
Holdings Count | Holding		9
Advisory Fees Paid, Amount		$ 3,192,832
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,649,121,640
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$3,192,832
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
37.6%
Domestic Fixed Income...
32.7
International Equity...
23.8
International Fixed Income...
5.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
34.7%
iShares Core Universal USD Bond ETF...
32.7
iShares Core MSCI International Developed Markets ETF...
17.3
iShares Core MSCI Emerging Markets ETF...
6.5
iShares Core International Aggregate Bond ETF...
5.9
iShares Core S&P Mid-Cap ETF...
1.9
iShares Core S&P Small-Cap ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000069400
Shareholder Report [Line Items]
Fund Name		iShares Core 80/20 Aggressive Allocation ETF
Trading Symbol		AOA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core 80/20 Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 80/20 Aggressive Allocation ETF	$11Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[7]	$ 11
Expense Ratio, Percent	[7]	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 18.53%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11%, the Bloomberg U.S. Universal Index returned 3.02% and the S&P Target Risk Aggressive Index returned 18.66%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period, particularly in the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. Among international developed stocks, Japanese financials stocks were notable contributors. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks. Among emerging-market stocks, Taiwan’s information technology sector was driven by soaring demand for advanced chips used for high-performance computing and AI applications.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	S&P Target Risk Aggressive Index
Jul 16	$10,000	$10,000	$10,000	$10,000
Aug 16	$10,028	$10,034	$10,011	$10,026
Sep 16	$10,098	$10,095	$10,013	$10,097
Oct 16	$9,923	$9,924	$9,947	$9,922
Nov 16	$9,970	$9,999	$9,723	$9,969
Dec 16	$10,141	$10,216	$9,752	$10,139
Jan 17	$10,360	$10,494	$9,786	$10,361
Feb 17	$10,605	$10,789	$9,862	$10,606
Mar 17	$10,730	$10,921	$9,859	$10,734
Apr 17	$10,891	$11,091	$9,941	$10,895
May 17	$11,093	$11,336	$10,017	$11,098
Jun 17	$11,152	$11,387	$10,009	$11,157
Jul 17	$11,399	$11,706	$10,059	$11,414
Aug 17	$11,442	$11,751	$10,145	$11,459
Sep 17	$11,629	$11,978	$10,110	$11,647
Oct 17	$11,831	$12,226	$10,122	$11,852
Nov 17	$12,020	$12,463	$10,106	$12,023
Dec 17	$12,173	$12,664	$10,151	$12,179
Jan 18	$12,684	$13,379	$10,053	$12,693
Feb 18	$12,198	$12,817	$9,958	$12,207
Mar 18	$12,105	$12,533	$10,008	$12,115
Apr 18	$12,119	$12,662	$9,941	$12,131
May 18	$12,166	$12,678	$9,996	$12,182
Jun 18	$12,103	$12,609	$9,981	$12,119
Jul 18	$12,406	$12,989	$10,002	$12,426
Aug 18	$12,493	$13,092	$10,051	$12,510
Sep 18	$12,514	$13,148	$10,008	$12,531
Oct 18	$11,726	$12,163	$9,925	$11,743
Nov 18	$11,880	$12,341	$9,969	$11,901
Dec 18	$11,228	$11,472	$10,125	$11,247
Jan 19	$11,952	$12,378	$10,265	$11,977
Feb 19	$12,206	$12,709	$10,276	$12,232
Mar 19	$12,375	$12,868	$10,461	$12,405
Apr 19	$12,716	$13,303	$10,476	$12,748
May 19	$12,143	$12,514	$10,637	$12,175
Jun 19	$12,780	$13,334	$10,787	$12,813
Jul 19	$12,777	$13,373	$10,819	$12,814
Aug 19	$12,645	$13,055	$11,064	$12,689
Sep 19	$12,861	$13,330	$11,016	$12,907
Oct 19	$13,163	$13,695	$11,052	$13,213
Nov 19	$13,384	$14,029	$11,049	$13,436
Dec 19	$13,756	$14,523	$11,066	$13,810
Jan 20	$13,614	$14,363	$11,264	$13,669
Feb 20	$12,795	$13,203	$11,433	$12,851
Mar 20	$11,296	$11,420	$11,210	$11,345
Apr 20	$12,216	$12,644	$11,434	$12,273
May 20	$12,735	$13,194	$11,541	$12,796
Jun 20	$13,052	$13,615	$11,637	$13,113
Jul 20	$13,606	$14,335	$11,842	$13,673
Aug 20	$14,232	$15,213	$11,774	$14,304
Sep 20	$13,894	$14,722	$11,752	$13,966
Oct 20	$13,636	$14,364	$11,710	$13,711
Nov 20	$14,944	$16,135	$11,863	$15,030
Dec 20	$15,524	$16,884	$11,904	$15,617
Jan 21	$15,466	$16,807	$11,829	$15,562
Feb 21	$15,778	$17,196	$11,677	$15,877
Mar 21	$16,180	$17,656	$11,541	$16,283
Apr 21	$16,737	$18,427	$11,638	$16,847
May 21	$16,980	$18,706	$11,682	$17,093
Jun 21	$17,130	$18,961	$11,767	$17,247
Jul 21	$17,281	$19,092	$11,886	$17,402
Aug 21	$17,593	$19,569	$11,878	$17,719
Sep 21	$16,984	$18,761	$11,776	$17,107
Oct 21	$17,681	$19,719	$11,766	$17,812
Nov 21	$17,351	$19,244	$11,781	$17,480
Dec 21	$17,920	$20,013	$11,773	$18,056
Jan 22	$17,214	$19,031	$11,515	$17,344
Feb 22	$16,777	$18,539	$11,358	$16,907
Mar 22	$16,959	$18,941	$11,053	$17,091
Apr 22	$15,769	$17,425	$10,641	$15,893
May 22	$15,884	$17,445	$10,699	$16,010
Jun 22	$14,771	$15,975	$10,485	$14,889
Jul 22	$15,683	$17,090	$10,749	$15,809
Aug 22	$15,053	$16,461	$10,470	$15,174
Sep 22	$13,797	$14,885	$10,019	$13,909
Oct 22	$14,483	$15,783	$9,909	$14,602
Nov 22	$15,592	$17,008	$10,278	$15,722
Dec 22	$15,016	$16,338	$10,243	$15,143
Jan 23	$16,020	$17,510	$10,561	$16,158
Feb 23	$15,524	$17,008	$10,302	$15,658
Mar 23	$15,961	$17,532	$10,543	$16,101
Apr 23	$16,183	$17,784	$10,608	$16,326
May 23	$15,969	$17,593	$10,498	$16,111
Jun 23	$16,712	$18,615	$10,481	$16,862
Jul 23	$17,185	$19,296	$10,492	$17,341
Aug 23	$16,773	$18,757	$10,428	$16,927
Sep 23	$16,119	$17,981	$10,180	$16,268
Oct 23	$15,708	$17,441	$10,027	$15,855
Nov 23	$16,947	$19,051	$10,478	$17,106
Dec 23	$17,761	$19,966	$10,876	$17,930
Jan 24	$17,784	$20,083	$10,850	$17,954
Feb 24	$18,347	$20,944	$10,720	$18,524
Mar 24	$18,881	$21,602	$10,825	$19,064
Apr 24	$18,263	$20,889	$10,572	$18,442
May 24	$19,006	$21,738	$10,747	$19,194
Jun 24	$19,277	$22,222	$10,845	$19,468
Jul 24	$19,664	$22,580	$11,092	$19,861
Aug 24	$20,093	$23,154	$11,255	$20,296
Sep 24	$20,492	$23,692	$11,409	$20,701
Oct 24	$20,021	$23,160	$11,150	$20,227
Nov 24	$20,664	$24,026	$11,267	$20,877
Dec 24	$20,139	$23,457	$11,097	$20,349
Jan 25	$20,656	$24,245	$11,164	$20,873
Feb 25	$20,681	$24,099	$11,395	$20,901
Mar 25	$20,116	$23,147	$11,392	$20,332
Apr 25	$20,236	$23,363	$11,433	$20,455
May 25	$21,138	$24,705	$11,375	$21,369
Jun 25	$21,994	$25,815	$11,552	$22,237
Jul 25	$22,169	$26,165	$11,535	$22,415
Aug 25	$22,749	$26,811	$11,674	$23,003
Sep 25	$23,415	$27,783	$11,797	$23,679
Oct 25	$23,815	$28,404	$11,876	$24,085
Nov 25	$23,914	$28,401	$11,947	$24,188
Dec 25	$24,090	$28,697	$11,939	$24,368
Jan 26	$24,716	$29,548	$11,957	$25,004
Feb 26	$25,132	$29,928	$12,139	$25,428
Mar 26	$23,770	$27,779	$11,921	$24,051
Apr 26	$25,560	$30,604	$11,958	$25,864
May 26	$26,480	$32,184	$12,000	$26,797
Jun 26	$26,390	$31,926	$12,031	$26,709
Jul 26	$26,278	$31,950	$11,884	$26,598

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
18.53%	8.74%	10.14%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
Bloomberg U.S. Universal Index...
3.02	(0.00)	1.74
S&P Target Risk Aggressive Index...
18.66	8.86	10.28

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,189,455,440
Holdings Count | Holding		9
Advisory Fees Paid, Amount		$ 2,949,782
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,189,455,440
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$2,949,782
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
49.6%
International Equity...
31.3
Domestic Fixed Income...
16.2
International Fixed Income...
2.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
45.7%
iShares Core MSCI International Developed Markets ETF...
22.8
iShares Core Universal USD Bond ETF...
16.2
iShares Core MSCI Emerging Markets ETF...
8.5
iShares Core International Aggregate Bond ETF...
2.9
iShares Core S&P Mid-Cap ETF...
2.6
iShares Core S&P Small-Cap ETF...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

C000112640
Shareholder Report [Line Items]
Fund Name		iShares Morningstar Multi-Asset Income ETF
Trading Symbol		IYLD
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Morningstar Multi-Asset Income ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Multi-Asset Income ETF	$27Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[8]	$ 27
Expense Ratio, Percent	[8]	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 13.24%.

  For the same period, the Bloomberg U.S. Universal Index returned 3.02%, the MSCI All Country World Index (Net) returned 22.11% and the Morningstar Multi-Asset High Income Index returned 13.42%.

What contributed to performance?

Latin American securities were the largest contributors to the Fund’s return during the reporting period. Notably, materials stocks from Mexico were supported by a strong surge in global copper and precious metal prices, which significantly boosted corporate profits and expanded profit margins despite flat or lower production volumes. In Peru, financials companies benefited from strong domestic demand, resilient consumption, and record exports. International developed stocks also contributed during the reporting period, notably among Japanese financials stocks. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks. Within the fixed-income allocation, U.S. dollar high-yield issues in the consumer cyclicals sector were notable contributors, as were emerging market local currency bonds.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	Morningstar Multi-Asset High Income Index
Jul 16	$10,000	$10,000	$10,000	$10,000
Aug 16	$10,057	$10,011	$10,034	$10,058
Sep 16	$10,105	$10,013	$10,095	$10,105
Oct 16	$9,942	$9,947	$9,924	$9,941
Nov 16	$9,748	$9,723	$9,999	$9,746
Dec 16	$9,901	$9,752	$10,216	$9,894
Jan 17	$10,023	$9,786	$10,494	$10,016
Feb 17	$10,220	$9,862	$10,789	$10,216
Mar 17	$10,298	$9,859	$10,921	$10,292
Apr 17	$10,426	$9,941	$11,091	$10,423
May 17	$10,541	$10,017	$11,336	$10,539
Jun 17	$10,591	$10,009	$11,387	$10,587
Jul 17	$10,701	$10,059	$11,706	$10,695
Aug 17	$10,765	$10,145	$11,751	$10,765
Sep 17	$10,854	$10,110	$11,978	$10,851
Oct 17	$10,792	$10,122	$12,226	$10,788
Nov 17	$10,862	$10,106	$12,463	$10,860
Dec 17	$10,977	$10,151	$12,664	$10,978
Jan 18	$10,904	$10,053	$13,379	$10,908
Feb 18	$10,637	$9,958	$12,817	$10,638
Mar 18	$10,717	$10,008	$12,533	$10,747
Apr 18	$10,700	$9,941	$12,662	$10,729
May 18	$10,680	$9,996	$12,678	$10,679
Jun 18	$10,664	$9,981	$12,609	$10,664
Jul 18	$10,900	$10,002	$12,989	$10,899
Aug 18	$10,846	$10,051	$13,092	$10,842
Sep 18	$10,887	$10,008	$13,148	$10,888
Oct 18	$10,609	$9,925	$12,163	$10,610
Nov 18	$10,646	$9,969	$12,341	$10,646
Dec 18	$10,455	$10,125	$11,472	$10,453
Jan 19	$11,057	$10,265	$12,378	$11,057
Feb 19	$11,104	$10,276	$12,709	$11,102
Mar 19	$11,196	$10,461	$12,868	$11,202
Apr 19	$11,320	$10,476	$13,303	$11,326
May 19	$11,064	$10,637	$12,514	$11,073
Jun 19	$11,508	$10,787	$13,334	$11,519
Jul 19	$11,545	$10,819	$13,373	$11,553
Aug 19	$11,433	$11,064	$13,055	$11,444
Sep 19	$11,594	$11,016	$13,330	$11,613
Oct 19	$11,747	$11,052	$13,695	$11,766
Nov 19	$11,779	$11,049	$14,029	$11,798
Dec 19	$12,115	$11,066	$14,523	$12,136
Jan 20	$12,186	$11,264	$14,363	$12,207
Feb 20	$11,744	$11,433	$13,203	$11,766
Mar 20	$9,570	$11,210	$11,420	$9,594
Apr 20	$10,176	$11,434	$12,644	$10,197
May 20	$10,527	$11,541	$13,194	$10,546
Jun 20	$10,771	$11,637	$13,615	$10,808
Jul 20	$11,188	$11,842	$14,335	$11,224
Aug 20	$11,198	$11,774	$15,213	$11,237
Sep 20	$11,064	$11,752	$14,722	$11,110
Oct 20	$10,891	$11,710	$14,364	$10,938
Nov 20	$11,699	$11,863	$16,135	$11,753
Dec 20	$11,963	$11,904	$16,884	$12,024
Jan 21	$11,769	$11,829	$16,807	$11,831
Feb 21	$11,696	$11,677	$17,196	$11,754
Mar 21	$11,715	$11,541	$17,656	$11,773
Apr 21	$11,927	$11,638	$18,427	$11,985
May 21	$12,048	$11,682	$18,706	$12,107
Jun 21	$12,193	$11,767	$18,961	$12,254
Jul 21	$12,323	$11,886	$19,092	$12,386
Aug 21	$12,385	$11,878	$19,569	$12,452
Sep 21	$12,166	$11,776	$18,761	$12,231
Oct 21	$12,288	$11,766	$19,719	$12,356
Nov 21	$12,138	$11,781	$19,244	$12,204
Dec 21	$12,366	$11,773	$20,013	$12,435
Jan 22	$12,103	$11,515	$19,031	$12,175
Feb 22	$11,772	$11,358	$18,539	$11,841
Mar 22	$11,544	$11,053	$18,941	$11,634
Apr 22	$10,880	$10,641	$17,425	$10,941
May 22	$11,024	$10,699	$17,445	$11,085
Jun 22	$10,342	$10,485	$15,975	$10,325
Jul 22	$10,752	$10,749	$17,090	$10,758
Aug 22	$10,368	$10,470	$16,461	$10,421
Sep 22	$9,706	$10,019	$14,885	$9,752
Oct 22	$9,825	$9,909	$15,783	$9,872
Nov 22	$10,480	$10,278	$17,008	$10,527
Dec 22	$10,320	$10,243	$16,338	$10,365
Jan 23	$10,919	$10,561	$17,510	$10,968
Feb 23	$10,570	$10,302	$17,008	$10,615
Mar 23	$10,524	$10,543	$17,532	$10,568
Apr 23	$10,628	$10,608	$17,784	$10,672
May 23	$10,429	$10,498	$17,593	$10,473
Jun 23	$10,753	$10,481	$18,615	$10,800
Jul 23	$10,982	$10,492	$19,296	$11,030
Aug 23	$10,835	$10,428	$18,757	$10,890
Sep 23	$10,700	$10,180	$17,981	$10,753
Oct 23	$10,495	$10,027	$17,441	$10,542
Nov 23	$11,046	$10,478	$19,051	$11,096
Dec 23	$11,460	$10,876	$19,966	$11,515
Jan 24	$11,404	$10,850	$20,083	$11,460
Feb 24	$11,426	$10,720	$20,944	$11,484
Mar 24	$11,548	$10,825	$21,602	$11,609
Apr 24	$11,432	$10,572	$20,889	$11,493
May 24	$11,713	$10,747	$21,738	$11,777
Jun 24	$11,657	$10,845	$22,222	$11,726
Jul 24	$11,896	$11,092	$22,580	$11,968
Aug 24	$12,142	$11,255	$23,154	$12,208
Sep 24	$12,314	$11,409	$23,692	$12,384
Oct 24	$12,092	$11,150	$23,160	$12,163
Nov 24	$12,089	$11,267	$24,026	$12,162
Dec 24	$11,845	$11,097	$23,457	$11,914
Jan 25	$12,104	$11,164	$24,245	$12,176
Feb 25	$12,227	$11,395	$24,099	$12,274
Mar 25	$12,263	$11,392	$23,147	$12,311
Apr 25	$12,405	$11,433	$23,363	$12,455
May 25	$12,543	$11,375	$24,705	$12,596
Jun 25	$12,807	$11,552	$25,815	$12,864
Jul 25	$12,752	$11,535	$26,165	$12,810
Aug 25	$13,090	$11,674	$26,811	$13,152
Sep 25	$13,312	$11,797	$27,783	$13,376
Oct 25	$13,358	$11,876	$28,404	$13,423
Nov 25	$13,557	$11,947	$28,401	$13,624
Dec 25	$13,636	$11,939	$28,697	$13,708
Jan 26	$14,133	$11,957	$29,548	$14,209
Feb 26	$14,331	$12,139	$29,928	$14,411
Mar 26	$13,899	$11,921	$27,779	$13,980
Apr 26	$14,252	$11,958	$30,604	$14,337
May 26	$14,362	$12,000	$32,184	$14,450
Jun 26	$14,325	$12,031	$31,926	$14,414
Jul 26	$14,440	$11,884	$31,950	$14,529

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
13.24%	3.22%	3.74%
Bloomberg U.S. Universal Index...
3.02	(0.00)	1.74
MSCI All Country World Index (Net)...
22.11	10.85	12.32
Morningstar Multi-Asset High Income Index...
13.42	3.24	3.81

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 125,241,228
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 310,885
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$125,241,228
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$310,885
Portfolio Turnover Rate...
37%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
36.7%
International Equity...
25.5
International Fixed Income...
23.1
Domestic Equity...
14.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Floating Rate Bond ETF...
15.0%
iShares Core 1-5 Year USD Bond ETF...
14.9
iShares Broad USD High Yield Corporate Bond ETF...
14.9
iShares Preferred and Income Securities ETF...
14.7
iShares MSCI EAFE Value ETF...
11.1
iShares Core MSCI Pacific ETF...
9.2
iShares Broad USD Investment Grade Corporate Bond ETF...
6.9
iShares Global REIT ETF...
5.2
iShares J.P. Morgan EM Corporate Bond ETF...
5.0
iShares J.P. Morgan EM Local Currency Bond ETF...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

C000119715
Shareholder Report [Line Items]
Fund Name		iShares Core MSCI EAFE ETF
Trading Symbol		IEFA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI EAFE ETF	$9	0.08%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 24.74%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI EAFE IMI Index (Net) returned 23.67%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. As the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector. Japanese information technology stocks also contributed, supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence chip supply chain. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Also contributing was a Dutch supplier of chipmaking machines. The company is currently the sole manufacturer of advanced lithography equipment needed to produce the most powerful chips, and surging demand for these technologies has prompted chipmakers to sharply increase orders and capital spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE IMI Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,998	$10,063	$9,998
Sep 16	$10,146	$10,187	$10,145
Oct 16	$9,926	$10,041	$9,926
Nov 16	$9,718	$9,809	$9,717
Dec 16	$10,042	$10,060	$10,042
Jan 17	$10,345	$10,416	$10,342
Feb 17	$10,503	$10,582	$10,502
Mar 17	$10,787	$10,850	$10,779
Apr 17	$11,093	$11,082	$11,080
May 17	$11,506	$11,442	$11,487
Jun 17	$11,491	$11,477	$11,469
Jul 17	$11,836	$11,901	$11,812
Aug 17	$11,844	$11,963	$11,823
Sep 17	$12,147	$12,185	$12,123
Oct 17	$12,335	$12,415	$12,310
Nov 17	$12,477	$12,515	$12,449
Dec 17	$12,695	$12,795	$12,668
Jan 18	$13,336	$13,508	$13,306
Feb 18	$12,753	$12,871	$12,724
Mar 18	$12,519	$12,643	$12,484
Apr 18	$12,818	$12,845	$12,776
May 18	$12,559	$12,549	$12,513
Jun 18	$12,392	$12,313	$12,347
Jul 18	$12,668	$12,607	$12,617
Aug 18	$12,445	$12,344	$12,394
Sep 18	$12,525	$12,400	$12,472
Oct 18	$11,496	$11,391	$11,449
Nov 18	$11,471	$11,499	$11,425
Dec 18	$10,893	$10,979	$10,844
Jan 19	$11,633	$11,808	$11,579
Feb 19	$11,924	$12,039	$11,869
Mar 19	$11,995	$12,111	$11,936
Apr 19	$12,341	$12,431	$12,275
May 19	$11,745	$11,763	$11,677
Jun 19	$12,419	$12,472	$12,341
Jul 19	$12,272	$12,321	$12,195
Aug 19	$11,957	$11,940	$11,881
Sep 19	$12,302	$12,247	$12,220
Oct 19	$12,758	$12,675	$12,676
Nov 19	$12,923	$12,787	$12,838
Dec 19	$13,362	$13,340	$13,276
Jan 20	$13,068	$12,982	$12,983
Feb 20	$11,873	$11,956	$11,795
Mar 20	$10,220	$10,225	$10,155
Apr 20	$10,932	$10,999	$10,866
May 20	$11,462	$11,359	$11,382
Jun 20	$11,822	$11,873	$11,737
Jul 20	$12,112	$12,402	$12,027
Aug 20	$12,775	$12,933	$12,685
Sep 20	$12,475	$12,615	$12,389
Oct 20	$11,986	$12,344	$11,904
Nov 20	$13,817	$14,004	$13,718
Dec 20	$14,504	$14,761	$14,400
Jan 21	$14,366	$14,793	$14,262
Feb 21	$14,701	$15,086	$14,591
Mar 21	$15,043	$15,277	$14,924
Apr 21	$15,530	$15,727	$15,395
May 21	$16,046	$16,219	$15,909
Jun 21	$15,829	$16,113	$15,677
Jul 21	$15,982	$15,848	$15,818
Aug 21	$16,257	$16,149	$16,124
Sep 21	$15,704	$15,632	$15,639
Oct 21	$16,166	$16,005	$16,002
Nov 21	$15,412	$15,284	$15,234
Dec 21	$16,142	$15,916	$15,996
Jan 22	$15,466	$15,330	$15,161
Feb 22	$15,019	$15,026	$14,905
Mar 22	$14,986	$15,050	$14,985
Apr 22	$14,016	$14,105	$14,007
May 22	$14,256	$14,206	$14,081
Jun 22	$12,951	$12,984	$12,738
Jul 22	$13,651	$13,429	$13,403
Aug 22	$12,854	$12,997	$12,773
Sep 22	$11,614	$11,698	$11,537
Oct 22	$12,278	$12,048	$12,138
Nov 22	$13,939	$13,470	$13,481
Dec 22	$13,699	$13,369	$13,511
Jan 23	$14,862	$14,453	$14,593
Feb 23	$14,416	$13,946	$14,287
Mar 23	$14,814	$14,287	$14,586
Apr 23	$15,214	$14,535	$14,981
May 23	$14,621	$14,006	$14,348
Jun 23	$15,246	$14,635	$14,968
Jul 23	$15,691	$15,230	$15,477
Aug 23	$15,085	$14,542	$14,895
Sep 23	$14,524	$14,083	$14,365
Oct 23	$14,042	$13,502	$13,747
Nov 23	$15,256	$14,717	$15,037
Dec 23	$16,114	$15,457	$15,877
Jan 24	$15,991	$15,303	$15,919
Feb 24	$16,429	$15,691	$16,179
Mar 24	$16,975	$16,181	$16,695
Apr 24	$16,431	$15,891	$16,283
May 24	$17,296	$16,352	$16,924
Jun 24	$16,893	$16,336	$16,617
Jul 24	$17,454	$16,714	$17,168
Aug 24	$18,021	$17,190	$17,695
Sep 24	$18,194	$17,654	$17,899
Oct 24	$17,173	$16,787	$16,905
Nov 24	$17,156	$16,636	$16,824
Dec 24	$16,663	$16,312	$16,440
Jan 25	$17,448	$16,969	$17,263
Feb 25	$17,927	$17,205	$17,545
Mar 25	$17,922	$17,166	$17,497
Apr 25	$18,678	$17,786	$18,328
May 25	$19,566	$18,600	$19,193
Jun 25	$20,123	$19,232	$19,674
Jul 25	$19,662	$19,176	$19,436
Aug 25	$20,608	$19,842	$20,274
Sep 25	$21,097	$20,557	$20,653
Oct 25	$21,240	$20,972	$20,836
Nov 25	$21,409	$20,967	$20,984
Dec 25	$21,967	$21,595	$21,591
Jan 26	$23,098	$22,887	$22,735
Feb 26	$24,206	$24,036	$23,793
Mar 26	$22,197	$21,443	$21,323
Apr 26	$23,537	$23,512	$22,956
May 26	$24,136	$24,696	$23,689
Jun 26	$24,148	$24,551	$23,576
Jul 26	$24,526	$24,635	$24,037

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
24.74%	8.94%	9.39%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI EAFE IMI Index (Net)...
23.67	8.73	9.17

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 190,109,120,411
Holdings Count | Holding		2,619
Advisory Fees Paid, Amount		$ 118,070,100
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$190,109,120,411
Number of Portfolio Holdings...
2,619
Net Investment Advisory Fees...
$118,070,100
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.8%
Industrials...
19.6
Information Technology...
10.0
Health Care...
9.5
Consumer Discretionary...
8.9
Consumer Staples...
6.6
Materials...
6.6
Communication Services...
3.8
Energy...
3.8
Utilities...
3.6
Real Estate...
2.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
25.0%
United Kingdom...
14.6
France...
9.1
Switzerland...
8.7
Germany...
8.2
Australia...
7.1
Netherlands...
5.0
Sweden...
3.9
Spain...
3.7
Italy...
3.3
OtherFootnote Reference(b)...
11.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000140337
Shareholder Report [Line Items]
Fund Name		iShares Core MSCI Europe ETF
Trading Symbol		IEUR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core MSCI Europe ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Europe ETF	$11	0.10%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 23.17%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI Europe IMI (Net) returned 21.67%.

What contributed to performance?

During the reporting period, stocks in the United Kingdom were the largest contributors to the Fund’s return. Diversified banks gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). In the materials sector, metals and mining stocks were supported by soaring global demand for copper driven by the global shift to renewable energy sources. Copper is one of the most efficient and affordable conductors of electricity needed for electric vehicles. Also contributing was a Dutch supplier of chipmaking machines. The company is currently the sole manufacturer of advanced lithography equipment needed to produce the most powerful semiconductor chips, and the global artificial intelligence boom has driven chipmakers to sharply increase orders and spending. Swiss pharmaceuticals companies gained due to soaring global demand for next-generation treatments, strong patent portfolios protecting core blockbuster drugs, and a wave of strategic acquisitions that expanded their oncology and weight-loss pipelines.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Europe IMI (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,039	$10,063	$10,039
Sep 16	$10,142	$10,187	$10,140
Oct 16	$9,790	$10,041	$9,788
Nov 16	$9,579	$9,809	$9,576
Dec 16	$10,068	$10,060	$10,066
Jan 17	$10,292	$10,416	$10,292
Feb 17	$10,418	$10,582	$10,419
Mar 17	$10,830	$10,850	$10,828
Apr 17	$11,262	$11,082	$11,254
May 17	$11,808	$11,442	$11,792
Jun 17	$11,680	$11,477	$11,664
Jul 17	$12,054	$11,901	$12,035
Aug 17	$12,061	$11,963	$12,044
Sep 17	$12,465	$12,185	$12,452
Oct 17	$12,528	$12,415	$12,513
Nov 17	$12,561	$12,515	$12,544
Dec 17	$12,771	$12,795	$12,760
Jan 18	$13,471	$13,508	$13,456
Feb 18	$12,698	$12,871	$12,683
Mar 18	$12,561	$12,643	$12,536
Apr 18	$12,911	$12,845	$12,874
May 18	$12,528	$12,549	$12,478
Jun 18	$12,436	$12,313	$12,387
Jul 18	$12,821	$12,607	$12,770
Aug 18	$12,490	$12,344	$12,442
Sep 18	$12,493	$12,400	$12,446
Oct 18	$11,504	$11,391	$11,459
Nov 18	$11,361	$11,499	$11,314
Dec 18	$10,824	$10,979	$10,779
Jan 19	$11,577	$11,808	$11,528
Feb 19	$11,958	$12,039	$11,903
Mar 19	$12,028	$12,111	$11,966
Apr 19	$12,477	$12,431	$12,407
May 19	$11,787	$11,763	$11,712
Jun 19	$12,561	$12,472	$12,475
Jul 19	$12,313	$12,321	$12,226
Aug 19	$12,004	$11,940	$11,915
Sep 19	$12,327	$12,247	$12,236
Oct 19	$12,747	$12,675	$12,654
Nov 19	$12,965	$12,787	$12,874
Dec 19	$13,506	$13,340	$13,414
Jan 20	$13,159	$12,982	$13,068
Feb 20	$11,945	$11,956	$11,863
Mar 20	$10,106	$10,225	$10,043
Apr 20	$10,779	$10,999	$10,702
May 20	$11,306	$11,359	$11,220
Jun 20	$11,742	$11,873	$11,651
Jul 20	$12,232	$12,402	$12,136
Aug 20	$12,775	$12,933	$12,678
Sep 20	$12,356	$12,615	$12,268
Oct 20	$11,670	$12,344	$11,586
Nov 20	$13,673	$14,004	$13,575
Dec 20	$14,378	$14,761	$14,280
Jan 21	$14,192	$14,793	$14,095
Feb 21	$14,562	$15,086	$14,465
Mar 21	$14,996	$15,277	$14,887
Apr 21	$15,719	$15,727	$15,597
May 21	$16,390	$16,219	$16,251
Jun 21	$16,120	$16,113	$15,967
Jul 21	$16,439	$15,848	$16,302
Aug 21	$16,721	$16,149	$16,582
Sep 21	$15,829	$15,632	$15,757
Oct 21	$16,586	$16,005	$16,442
Nov 21	$15,790	$15,284	$15,579
Dec 21	$16,708	$15,916	$16,583
Jan 22	$16,061	$15,330	$15,746
Feb 22	$15,331	$15,026	$15,282
Mar 22	$15,250	$15,050	$15,264
Apr 22	$14,345	$14,105	$14,361
May 22	$14,637	$14,206	$14,452
Jun 22	$13,150	$12,984	$12,941
Jul 22	$13,841	$13,429	$13,616
Aug 22	$12,820	$12,997	$12,734
Sep 22	$11,573	$11,698	$11,557
Oct 22	$12,515	$12,048	$12,396
Nov 22	$14,239	$13,470	$13,794
Dec 22	$14,005	$13,369	$13,812
Jan 23	$15,282	$14,453	$15,021
Feb 23	$15,060	$13,946	$14,945
Mar 23	$15,448	$14,287	$15,227
Apr 23	$16,073	$14,535	$15,844
May 23	$15,226	$14,006	$14,914
Jun 23	$15,866	$14,635	$15,601
Jul 23	$16,311	$15,230	$16,104
Aug 23	$15,658	$14,542	$15,456
Sep 23	$14,981	$14,083	$14,817
Oct 23	$14,506	$13,502	$14,226
Nov 23	$15,906	$14,717	$15,670
Dec 23	$16,782	$15,457	$16,508
Jan 24	$16,573	$15,303	$16,445
Feb 24	$16,932	$15,691	$16,668
Mar 24	$17,584	$16,181	$17,298
Apr 24	$17,154	$15,891	$16,972
May 24	$18,271	$16,352	$17,841
Jun 24	$17,679	$16,336	$17,396
Jul 24	$18,169	$16,714	$17,826
Aug 24	$18,854	$17,190	$18,491
Sep 24	$18,919	$17,654	$18,580
Oct 24	$17,855	$16,787	$17,461
Nov 24	$17,515	$16,636	$17,170
Dec 24	$17,067	$16,312	$16,754
Jan 25	$18,100	$16,969	$17,865
Feb 25	$18,870	$17,205	$18,468
Mar 25	$18,911	$17,166	$18,428
Apr 25	$19,723	$17,786	$19,286
May 25	$20,692	$18,600	$20,213
Jun 25	$21,233	$19,232	$20,676
Jul 25	$20,639	$19,176	$20,317
Aug 25	$21,454	$19,842	$20,975
Sep 25	$21,944	$20,557	$21,366
Oct 25	$21,989	$20,972	$21,493
Nov 25	$22,290	$20,967	$21,787
Dec 25	$23,060	$21,595	$22,631
Jan 26	$24,117	$22,887	$23,647
Feb 26	$24,912	$24,036	$24,381
Mar 26	$22,822	$21,443	$21,952
Apr 26	$24,199	$23,512	$23,559
May 26	$24,733	$24,696	$24,199
Jun 26	$24,883	$24,551	$24,278
Jul 26	$25,421	$24,635	$24,719

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
23.17%	9.11%	9.78%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI Europe IMI (Net)...
21.67	8.68	9.47

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 8,961,563,488
Holdings Count | Holding		1,014
Advisory Fees Paid, Amount		$ 6,882,321
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$8,961,563,488
Number of Portfolio Holdings...
1,014
Net Investment Advisory Fees...
$6,882,321
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.7%
Industrials...
19.7
Health Care...
12.3
Information Technology...
8.5
Consumer Staples...
8.1
Consumer Discretionary...
6.8
Materials...
5.6
Energy...
5.1
Utilities...
4.5
Communication Services...
3.3
Real Estate...
1.4
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
23.3%
France...
14.6
Switzerland...
14.0
Germany...
13.2
Netherlands...
8.0
Sweden...
6.3
Spain...
5.9
Italy...
5.2
Denmark...
2.8
Belgium...
1.9
OtherFootnote Reference(b)...
4.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000179059
Shareholder Report [Line Items]
Fund Name		iShares Core MSCI International Developed Markets ETF
Trading Symbol		IDEV
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core MSCI International Developed Markets ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI International Developed Markets ETF	$5	0.04%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 25.48%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI World ex USA IMI Index (Net) returned 24.47%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. As the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector. Japanese information technology stocks also contributed, supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence chip supply chain. In Canada, banking stocks in the financials sector benefited from strong earnings growth, resilient domestic lending, and strength in capital markets and wealth management, alongside continued shareholder returns. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI World ex USA IMI Index (Net)
Feb 17	$10,000	$10,000	$10,000
Mar 17	$10,000	$9,967	$9,999
Apr 17	$10,242	$10,180	$10,231
May 17	$10,588	$10,511	$10,572
Jun 17	$10,597	$10,543	$10,585
Jul 17	$10,914	$10,932	$10,908
Aug 17	$10,926	$10,989	$10,920
Sep 17	$11,210	$11,193	$11,205
Oct 17	$11,370	$11,404	$11,359
Nov 17	$11,493	$11,496	$11,481
Dec 17	$11,722	$11,753	$11,705
Jan 18	$12,275	$12,408	$12,251
Feb 18	$11,706	$11,823	$11,685
Mar 18	$11,502	$11,614	$11,474
Apr 18	$11,770	$11,800	$11,744
May 18	$11,572	$11,527	$11,542
Jun 18	$11,433	$11,311	$11,405
Jul 18	$11,686	$11,581	$11,652
Aug 18	$11,488	$11,339	$11,453
Sep 18	$11,557	$11,390	$11,516
Oct 18	$10,611	$10,464	$10,574
Nov 18	$10,592	$10,563	$10,551
Dec 18	$10,044	$10,085	$9,987
Jan 19	$10,786	$10,847	$10,719
Feb 19	$11,057	$11,059	$10,990
Mar 19	$11,119	$11,125	$11,037
Apr 19	$11,438	$11,419	$11,348
May 19	$10,887	$10,806	$10,803
Jun 19	$11,523	$11,456	$11,423
Jul 19	$11,395	$11,318	$11,298
Aug 19	$11,123	$10,968	$11,022
Sep 19	$11,433	$11,250	$11,328
Oct 19	$11,819	$11,643	$11,708
Nov 19	$11,989	$11,746	$11,871
Dec 19	$12,393	$12,254	$12,274
Jan 20	$12,138	$11,925	$12,020
Feb 20	$11,049	$10,982	$10,937
Mar 20	$9,421	$9,392	$9,328
Apr 20	$10,137	$10,104	$10,039
May 20	$10,622	$10,435	$10,505
Jun 20	$10,958	$10,906	$10,840
Jul 20	$11,266	$11,393	$11,146
Aug 20	$11,883	$11,880	$11,755
Sep 20	$11,576	$11,588	$11,452
Oct 20	$11,137	$11,339	$11,013
Nov 20	$12,814	$12,864	$12,678
Dec 20	$13,435	$13,560	$13,296
Jan 21	$13,309	$13,589	$13,170
Feb 21	$13,666	$13,858	$13,513
Mar 21	$14,020	$14,033	$13,850
Apr 21	$14,485	$14,447	$14,306
May 21	$15,009	$14,898	$14,820
Jun 21	$14,812	$14,802	$14,614
Jul 21	$14,942	$14,558	$14,730
Aug 21	$15,178	$14,834	$14,992
Sep 21	$14,676	$14,359	$14,549
Oct 21	$15,180	$14,702	$14,960
Nov 21	$14,469	$14,040	$14,239
Dec 21	$15,145	$14,621	$14,944
Jan 22	$14,562	$14,082	$14,229
Feb 22	$14,186	$13,803	$14,022
Mar 22	$14,233	$13,825	$14,170
Apr 22	$13,291	$12,957	$13,232
May 22	$13,515	$13,050	$13,312
Jun 22	$12,254	$11,927	$12,023
Jul 22	$12,915	$12,336	$12,654
Aug 22	$12,183	$11,939	$12,069
Sep 22	$11,020	$10,746	$10,913
Oct 22	$11,670	$11,067	$11,498
Nov 22	$13,161	$12,373	$12,706
Dec 22	$12,882	$12,281	$12,664
Jan 23	$13,989	$13,277	$13,692
Feb 23	$13,541	$12,811	$13,370
Mar 23	$13,886	$13,124	$13,624
Apr 23	$14,255	$13,352	$13,991
May 23	$13,674	$12,866	$13,385
Jun 23	$14,282	$13,444	$13,989
Jul 23	$14,711	$13,990	$14,466
Aug 23	$14,145	$13,358	$13,917
Sep 23	$13,619	$12,937	$13,427
Oct 23	$13,140	$12,403	$12,829
Nov 23	$14,294	$13,519	$14,040
Dec 23	$15,108	$14,199	$14,840
Jan 24	$14,986	$14,058	$14,860
Feb 24	$15,372	$14,413	$15,085
Mar 24	$15,903	$14,864	$15,587
Apr 24	$15,394	$14,597	$15,190
May 24	$16,182	$15,021	$15,782
Jun 24	$15,810	$15,007	$15,494
Jul 24	$16,362	$15,354	$16,031
Aug 24	$16,898	$15,791	$16,533
Sep 24	$17,097	$16,216	$16,753
Oct 24	$16,206	$15,421	$15,884
Nov 24	$16,307	$15,281	$15,924
Dec 24	$15,786	$14,985	$15,498
Jan 25	$16,486	$15,588	$16,231
Feb 25	$16,884	$15,804	$16,469
Mar 25	$16,864	$15,769	$16,400
Apr 25	$17,577	$16,338	$17,169
May 25	$18,437	$17,086	$18,006
Jun 25	$18,980	$17,666	$18,483
Jul 25	$18,592	$17,615	$18,291
Aug 25	$19,513	$18,227	$19,110
Sep 25	$20,018	$18,883	$19,519
Oct 25	$20,150	$19,265	$19,681
Nov 25	$20,386	$19,260	$19,905
Dec 25	$20,931	$19,837	$20,486
Jan 26	$21,921	$21,024	$21,493
Feb 26	$23,043	$22,080	$22,553
Mar 26	$21,179	$19,697	$20,310
Apr 26	$22,468	$21,598	$21,841
May 26	$23,004	$22,686	$22,489
Jun 26	$22,946	$22,552	$22,321
Jul 26	$23,329	$22,629	$22,765

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
25.48%	9.32%	9.47%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.12
MSCI World ex USA IMI Index (Net)...
24.47	9.10	9.19

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 31,637,455,530
Holdings Count | Holding		2,322
Advisory Fees Paid, Amount		$ 10,476,269
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$31,637,455,530
Number of Portfolio Holdings...
2,322
Net Investment Advisory Fees...
$10,476,269
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
26.3%
Industrials...
18.4
Information Technology...
9.7
Health Care...
8.4
Consumer Discretionary...
8.2
Materials...
7.7
Consumer Staples...
6.2
Energy...
5.5
Utilities...
3.5
Communication Services...
3.5
Real Estate...
2.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
21.9%
United Kingdom...
12.8
Canada...
12.0
France...
8.1
Switzerland...
7.7
Germany...
7.2
Australia...
6.3
Netherlands...
4.4
Sweden...
3.4
Spain...
3.3
OtherFootnote Reference(b)...
12.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000140338
Shareholder Report [Line Items]
Fund Name		iShares Core MSCI Pacific ETF
Trading Symbol		IPAC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core MSCI Pacific ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Pacific ETF	$10	0.09%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 27.10%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI Pacific IMI (Net) returned 26.92%.

What contributed to performance?

Japanese stocks were meaningful contributors to the Fund’s return during the reporting period.

As the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector. Information technology stocks also contributed, supported by strong demand for technology hardware and semiconductor-related products as investment in artificial intelligence infrastructure continued to grow. In the industrials sector, trading companies and distributors benefited from strong earnings, shareholder-friendly initiatives, and continued demand across their diversified businesses. In Australia, materials stocks also contributed, as metals and mining stocks were supported by higher prices and strong demand for iron ore and other key commodities.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Pacific IMI (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,952	$10,063	$9,933
Sep 16	$10,167	$10,187	$10,168
Oct 16	$10,184	$10,041	$10,177
Nov 16	$9,980	$9,809	$9,973
Dec 16	$10,038	$10,060	$10,031
Jan 17	$10,473	$10,416	$10,457
Feb 17	$10,678	$10,582	$10,665
Mar 17	$10,748	$10,850	$10,727
Apr 17	$10,836	$11,082	$10,823
May 17	$11,037	$11,442	$11,020
Jun 17	$11,196	$11,477	$11,176
Jul 17	$11,509	$11,901	$11,485
Aug 17	$11,548	$11,963	$11,522
Sep 17	$11,675	$12,185	$11,642
Oct 17	$12,092	$12,415	$12,047
Nov 17	$12,413	$12,515	$12,368
Dec 17	$12,631	$12,795	$12,586
Jan 18	$13,183	$13,508	$13,131
Feb 18	$12,904	$12,871	$12,865
Mar 18	$12,502	$12,643	$12,475
Apr 18	$12,729	$12,845	$12,694
May 18	$12,678	$12,549	$12,634
Jun 18	$12,385	$12,313	$12,336
Jul 18	$12,462	$12,607	$12,417
Aug 18	$12,400	$12,344	$12,350
Sep 18	$12,612	$12,400	$12,557
Oct 18	$11,527	$11,391	$11,465
Nov 18	$11,700	$11,499	$11,633
Dec 18	$11,068	$10,979	$10,986
Jan 19	$11,787	$11,808	$11,694
Feb 19	$11,930	$12,039	$11,847
Mar 19	$12,026	$12,111	$11,925
Apr 19	$12,191	$12,431	$12,094
May 19	$11,737	$11,763	$11,656
Jun 19	$12,259	$12,472	$12,166
Jul 19	$12,261	$12,321	$12,175
Aug 19	$11,952	$11,940	$11,861
Sep 19	$12,340	$12,247	$12,232
Oct 19	$12,859	$12,675	$12,753
Nov 19	$12,905	$12,787	$12,813
Dec 19	$13,197	$13,340	$13,098
Jan 20	$12,981	$12,982	$12,875
Feb 20	$11,798	$11,956	$11,705
Mar 20	$10,447	$10,225	$10,364
Apr 20	$11,213	$10,999	$11,152
May 20	$11,744	$11,359	$11,664
Jun 20	$12,004	$11,873	$11,907
Jul 20	$11,961	$12,402	$11,869
Aug 20	$12,840	$12,933	$12,723
Sep 20	$12,747	$12,615	$12,629
Oct 20	$12,579	$12,344	$12,453
Nov 20	$14,139	$14,004	$13,993
Dec 20	$14,757	$14,761	$14,630
Jan 21	$14,707	$14,793	$14,561
Feb 21	$14,996	$15,086	$14,828
Mar 21	$15,202	$15,277	$15,024
Apr 21	$15,271	$15,727	$15,087
May 21	$15,562	$16,219	$15,380
Jun 21	$15,395	$16,113	$15,222
Jul 21	$15,274	$15,848	$15,034
Aug 21	$15,527	$16,149	$15,388
Sep 21	$15,531	$15,632	$15,461
Oct 21	$15,494	$16,005	$15,269
Nov 21	$14,792	$15,284	$14,642
Dec 21	$15,204	$15,916	$15,000
Jan 22	$14,484	$15,330	$14,173
Feb 22	$14,475	$15,026	$14,247
Mar 22	$14,511	$15,050	$14,489
Apr 22	$13,435	$14,105	$13,388
May 22	$13,602	$14,206	$13,466
Jun 22	$12,584	$12,984	$12,394
Jul 22	$13,287	$13,429	$13,035
Aug 22	$12,816	$12,997	$12,772
Sep 22	$11,604	$11,698	$11,461
Oct 22	$11,809	$12,048	$11,669
Nov 22	$13,405	$13,470	$12,965
Dec 22	$13,181	$13,369	$13,041
Jan 23	$14,175	$14,453	$13,932
Feb 23	$13,415	$13,946	$13,274
Mar 23	$13,844	$14,287	$13,606
Apr 23	$13,894	$14,535	$13,660
May 23	$13,677	$14,006	$13,496
Jun 23	$14,282	$14,635	$14,015
Jul 23	$14,712	$15,230	$14,521
Aug 23	$14,183	$14,542	$14,042
Sep 23	$13,790	$14,083	$13,678
Oct 23	$13,342	$13,502	$13,051
Nov 23	$14,238	$14,717	$14,078
Dec 23	$15,069	$15,457	$14,913
Jan 24	$15,078	$15,303	$15,121
Feb 24	$15,614	$15,691	$15,415
Mar 24	$16,011	$16,181	$15,763
Apr 24	$15,298	$15,891	$15,232
May 24	$15,763	$16,352	$15,512
Jun 24	$15,649	$16,336	$15,420
Jul 24	$16,332	$16,714	$16,162
Aug 24	$16,688	$17,190	$16,453
Sep 24	$17,052	$17,654	$16,840
Oct 24	$16,062	$16,787	$16,007
Nov 24	$16,511	$16,636	$16,216
Dec 24	$15,907	$16,312	$15,847
Jan 25	$16,292	$16,969	$16,207
Feb 25	$16,334	$17,205	$15,994
Mar 25	$16,303	$17,166	$15,970
Apr 25	$16,963	$17,786	$16,752
May 25	$17,688	$18,600	$17,494
Jun 25	$18,209	$19,232	$17,940
Jul 25	$17,955	$19,176	$17,900
Aug 25	$19,111	$19,842	$19,025
Sep 25	$19,566	$20,557	$19,353
Oct 25	$19,848	$20,972	$19,614
Nov 25	$19,802	$20,967	$19,525
Dec 25	$19,982	$21,595	$19,717
Jan 26	$21,184	$22,887	$21,016
Feb 26	$22,818	$24,036	$22,626
Mar 26	$20,897	$21,443	$20,047
Apr 26	$22,092	$23,512	$21,655
May 26	$22,740	$24,696	$22,479
Jun 26	$22,674	$24,551	$22,207
Jul 26	$22,821	$24,635	$22,719

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
27.10%	8.36%	8.60%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI Pacific IMI (Net)...
26.92	8.61	8.55

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 2,651,169,639
Holdings Count | Holding		1,374
Advisory Fees Paid, Amount		$ 2,019,497
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,651,169,639
Number of Portfolio Holdings...
1,374
Net Investment Advisory Fees...
$2,019,497
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.6%
Industrials...
20.0
Consumer Discretionary...
12.7
Information Technology...
12.3
Materials...
8.4
Real Estate...
4.9
Communication Services...
4.8
Health Care...
4.8
Consumer Staples...
4.2
Utilities...
1.7
Energy...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
69.3%
Australia...
19.8
Singapore...
5.2
Hong Kong...
5.1
New Zealand...
0.6
United Kingdom...
0.0Footnote Reference(b)
China...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000119716
Shareholder Report [Line Items]
Fund Name		iShares Core MSCI Total International Stock ETF
Trading Symbol		IXUS
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core MSCI Total International Stock ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Total International Stock ETF	$8	0.07%

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 27.55%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI ACWI ex USA IMI (Net) returned 27.06%.

What contributed to performance?

Taiwanese equities were the primary contributor to the Fund’s return during the reporting period, as the information technology sector benefited from the artificial intelligence ("AI") boom. Semiconductor stocks were driven by soaring demand for advanced chips used for high-performance computing and AI applications. In Japan, bank stocks rallied as the Bank of Japan exited its ultra-low interest rate policy and multiple rate hikes lifted borrowing margins and boosted profitability. Japanese information technology stocks contributed, as semiconductors and semiconductor equipment firms benefited from increased AI spending. South Korea's information technology sector was also supported by the AI boom, due to surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for its leading chipmakers.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI ACWI ex USA IMI (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,053	$10,063	$10,051
Sep 16	$10,192	$10,187	$10,192
Oct 16	$10,025	$10,041	$10,028
Nov 16	$9,786	$9,809	$9,787
Dec 16	$10,032	$10,060	$10,032
Jan 17	$10,397	$10,416	$10,391
Feb 17	$10,579	$10,582	$10,572
Mar 17	$10,845	$10,850	$10,833
Apr 17	$11,097	$11,082	$11,078
May 17	$11,448	$11,442	$11,429
Jun 17	$11,488	$11,477	$11,466
Jul 17	$11,908	$11,901	$11,887
Aug 17	$11,978	$11,963	$11,958
Sep 17	$12,207	$12,185	$12,185
Oct 17	$12,438	$12,415	$12,414
Nov 17	$12,551	$12,515	$12,527
Dec 17	$12,849	$12,795	$12,822
Jan 18	$13,557	$13,508	$13,524
Feb 18	$12,932	$12,871	$12,901
Mar 18	$12,704	$12,643	$12,665
Apr 18	$12,926	$12,845	$12,880
May 18	$12,653	$12,549	$12,607
Jun 18	$12,403	$12,313	$12,354
Jul 18	$12,669	$12,607	$12,620
Aug 18	$12,425	$12,344	$12,376
Sep 18	$12,458	$12,400	$12,403
Oct 18	$11,416	$11,391	$11,366
Nov 18	$11,511	$11,499	$11,463
Dec 18	$10,979	$10,979	$10,930
Jan 19	$11,819	$11,808	$11,760
Feb 19	$12,047	$12,039	$11,992
Mar 19	$12,114	$12,111	$12,056
Apr 19	$12,430	$12,431	$12,368
May 19	$11,771	$11,763	$11,707
Jun 19	$12,463	$12,472	$12,387
Jul 19	$12,323	$12,321	$12,246
Aug 19	$11,947	$11,940	$11,871
Sep 19	$12,251	$12,247	$12,174
Oct 19	$12,687	$12,675	$12,608
Nov 19	$12,814	$12,787	$12,733
Dec 19	$13,377	$13,340	$13,294
Jan 20	$13,006	$12,982	$12,929
Feb 20	$11,956	$11,956	$11,885
Mar 20	$10,152	$10,225	$10,089
Apr 20	$10,960	$10,999	$10,911
May 20	$11,390	$11,359	$11,308
Jun 20	$11,884	$11,873	$11,800
Jul 20	$12,418	$12,402	$12,334
Aug 20	$12,983	$12,933	$12,899
Sep 20	$12,685	$12,615	$12,602
Oct 20	$12,405	$12,344	$12,323
Nov 20	$14,077	$14,004	$13,986
Dec 20	$14,868	$14,761	$14,772
Jan 21	$14,896	$14,793	$14,797
Feb 21	$15,220	$15,086	$15,122
Mar 21	$15,437	$15,277	$15,329
Apr 21	$15,933	$15,727	$15,815
May 21	$16,389	$16,219	$16,272
Jun 21	$16,316	$16,113	$16,187
Jul 21	$16,108	$15,848	$15,977
Aug 21	$16,387	$16,149	$16,291
Sep 21	$15,818	$15,632	$15,773
Oct 21	$16,249	$16,005	$16,130
Nov 21	$15,524	$15,284	$15,394
Dec 21	$16,135	$15,916	$16,032
Jan 22	$15,660	$15,330	$15,381
Feb 22	$15,169	$15,026	$15,092
Mar 22	$15,119	$15,050	$15,134
Apr 22	$14,155	$14,105	$14,180
May 22	$14,346	$14,206	$14,249
Jun 22	$13,127	$12,984	$12,973
Jul 22	$13,633	$13,429	$13,460
Aug 22	$13,065	$12,997	$13,038
Sep 22	$11,745	$11,698	$11,716
Oct 22	$12,165	$12,048	$12,070
Nov 22	$13,803	$13,470	$13,457
Dec 22	$13,497	$13,369	$13,373
Jan 23	$14,650	$14,453	$14,441
Feb 23	$14,044	$13,946	$13,953
Mar 23	$14,426	$14,287	$14,251
Apr 23	$14,684	$14,535	$14,493
May 23	$14,172	$14,006	$13,983
Jun 23	$14,793	$14,635	$14,591
Jul 23	$15,367	$15,230	$15,204
Aug 23	$14,682	$14,542	$14,554
Sep 23	$14,182	$14,083	$14,082
Oct 23	$13,676	$13,502	$13,472
Nov 23	$14,839	$14,717	$14,697
Dec 23	$15,605	$15,457	$15,462
Jan 24	$15,325	$15,303	$15,293
Feb 24	$15,799	$15,691	$15,648
Mar 24	$16,291	$16,181	$16,105
Apr 24	$15,910	$15,891	$15,850
May 24	$16,571	$16,352	$16,317
Jun 24	$16,443	$16,336	$16,279
Jul 24	$16,880	$16,714	$16,690
Aug 24	$17,329	$17,190	$17,142
Sep 24	$17,741	$17,654	$17,611
Oct 24	$16,886	$16,787	$16,739
Nov 24	$16,841	$16,636	$16,598
Dec 24	$16,409	$16,312	$16,272
Jan 25	$16,986	$16,969	$16,865
Feb 25	$17,300	$17,205	$17,043
Mar 25	$17,341	$17,166	$17,019
Apr 25	$17,905	$17,786	$17,659
May 25	$18,750	$18,600	$18,514
Jun 25	$19,506	$19,232	$19,181
Jul 25	$19,294	$19,176	$19,139
Aug 25	$20,098	$19,842	$19,824
Sep 25	$20,837	$20,557	$20,497
Oct 25	$21,157	$20,972	$20,859
Nov 25	$21,212	$20,967	$20,877
Dec 25	$21,763	$21,595	$21,473
Jan 26	$23,011	$22,887	$22,770
Feb 26	$24,211	$24,036	$23,921
Mar 26	$22,126	$21,443	$21,328
Apr 26	$23,932	$23,512	$23,392
May 26	$24,872	$24,696	$24,529
Jun 26	$24,840	$24,551	$24,276
Jul 26	$24,609	$24,635	$24,318

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
27.55%	8.84%	9.42%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI ACWI ex USA IMI (Net)...
27.06	8.76	9.29

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 58,385,357,403
Holdings Count | Holding		4,497
Advisory Fees Paid, Amount		$ 37,296,034
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$58,385,357,403
Number of Portfolio Holdings...
4,497
Net Investment Advisory Fees...
$37,296,034
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.0%
Information Technology...
18.7
Industrials...
15.0
Consumer Discretionary...
8.4
Materials...
7.2
Health Care...
6.8
Consumer Staples...
5.3
Energy...
4.8
Communication Services...
4.4
Utilities...
3.1
Real Estate...
2.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
15.0%
United Kingdom...
8.7
Taiwan...
8.3
Canada...
8.3
China...
6.4
South Korea...
6.0
France...
5.5
Switzerland...
5.3
Germany...
4.9
Australia...
4.3
OtherFootnote Reference(b)...
27.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000245481
Shareholder Report [Line Items]
Fund Name		iShares LifePath Retirement ETF
Trading Symbol		IRTR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Retirement ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Retirement ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	[9]	$ 0
Expense Ratio, Percent	[9],[10]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 10.30%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 2.71% and the Russell 1000 Index returned 18.94%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Bloomberg U.S. Aggregate Bond Index	Russell 1000 Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,833	$9,983	$9,578
Nov 23	$10,443	$10,435	$10,473
Dec 23	$10,899	$10,834	$10,990
Jan 24	$10,886	$10,805	$11,143
Feb 24	$10,989	$10,652	$11,745
Mar 24	$11,193	$10,750	$12,121
Apr 24	$10,868	$10,479	$11,605
May 24	$11,176	$10,656	$12,152
Jun 24	$11,317	$10,757	$12,554
Jul 24	$11,565	$11,009	$12,737
Aug 24	$11,783	$11,167	$13,039
Sep 24	$11,979	$11,316	$13,318
Oct 24	$11,714	$11,036	$13,224
Nov 24	$11,996	$11,152	$14,076
Dec 24	$11,778	$10,970	$13,683
Jan 25	$11,919	$11,028	$14,119
Feb 25	$12,061	$11,271	$13,872
Mar 25	$11,901	$11,275	$13,069
Apr 25	$11,948	$11,319	$12,991
May 25	$12,165	$11,238	$13,821
Jun 25	$12,487	$11,411	$14,521
Jul 25	$12,518	$11,381	$14,843
Aug 25	$12,755	$11,517	$15,156
Sep 25	$12,994	$11,643	$15,681
Oct 25	$13,131	$11,715	$16,020
Nov 25	$13,197	$11,788	$16,059
Dec 25	$13,217	$11,771	$16,060
Jan 26	$13,396	$11,783	$16,281
Feb 26	$13,626	$11,976	$16,193
Mar 26	$13,163	$11,765	$15,388
Apr 26	$13,657	$11,778	$16,943
May 26	$13,921	$11,815	$17,808
Jun 26	$13,926	$11,844	$17,719
Jul 26	$13,807	$11,689	$17,654

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
10.30%	12.26%
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76
Russell 1000 Index...
18.94	22.61

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 58,317,307
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$58,317,307
Number of Portfolio Holdings...
14
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.9%
Domestic Equity...
25.2
International Equity...
14.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares U.S. Treasury Bond ETF...
25.0%
iShares Russell 1000 ETF...
24.2
iShares MBS ETF...
12.8
iShares 0-5 Year TIPS Bond ETF...
9.7
iShares Core MSCI International Developed Markets ETF...
8.8
iShares Core MSCI Emerging Markets ETF...
4.2
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.2
iShares 10-20 Year Treasury Bond ETF...
3.4
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.8
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245484
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2030 ETF
Trading Symbol		ITDB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2030 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2030 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[11]	$ 0
Expense Ratio, Percent	[11]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 12.47%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,765	$9,578	$9,983
Nov 23	$10,472	$10,473	$10,435
Dec 23	$10,976	$10,990	$10,834
Jan 24	$10,955	$11,143	$10,805
Feb 24	$11,144	$11,745	$10,652
Mar 24	$11,397	$12,121	$10,750
Apr 24	$11,028	$11,605	$10,479
May 24	$11,398	$12,152	$10,656
Jun 24	$11,550	$12,554	$10,757
Jul 24	$11,815	$12,737	$11,009
Aug 24	$12,066	$13,039	$11,167
Sep 24	$12,290	$13,318	$11,316
Oct 24	$12,010	$13,224	$11,036
Nov 24	$12,361	$14,076	$11,152
Dec 24	$12,051	$13,683	$10,970
Jan 25	$12,273	$14,119	$11,028
Feb 25	$12,389	$13,872	$11,271
Mar 25	$12,161	$13,069	$11,275
Apr 25	$12,200	$12,991	$11,319
May 25	$12,521	$13,821	$11,238
Jun 25	$12,901	$14,521	$11,411
Jul 25	$12,951	$14,843	$11,381
Aug 25	$13,227	$15,156	$11,517
Sep 25	$13,513	$15,681	$11,643
Oct 25	$13,673	$16,020	$11,715
Nov 25	$13,741	$16,059	$11,788
Dec 25	$13,777	$16,060	$11,771
Jan 26	$14,010	$16,281	$11,783
Feb 26	$14,262	$16,193	$11,976
Mar 26	$13,701	$15,388	$11,765
Apr 26	$14,346	$16,943	$11,778
May 26	$14,681	$17,808	$11,815
Jun 26	$14,682	$17,719	$11,844
Jul 26	$14,566	$17,654	$11,689

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
12.47%	14.44%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 75,823,014
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$75,823,014
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
14%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
45.5%
Domestic Equity...
34.2
International Equity...
20.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
31.8%
iShares Core MSCI International Developed Markets ETF...
12.6
iShares U.S. Treasury Bond ETF...
12.4
iShares MBS ETF...
9.6
iShares 0-5 Year TIPS Bond ETF...
8.1
iShares Core MSCI Emerging Markets ETF...
6.0
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.9
iShares 10-20 Year Treasury Bond ETF...
4.4
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.3
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245485
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2035 ETF
Trading Symbol		ITDC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2035 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2035 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[12]	$ 0
Expense Ratio, Percent	[12]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 14.92%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,720	$9,578	$9,983
Nov 23	$10,487	$10,473	$10,435
Dec 23	$11,018	$10,990	$10,834
Jan 24	$10,994	$11,143	$10,805
Feb 24	$11,250	$11,745	$10,652
Mar 24	$11,536	$12,121	$10,750
Apr 24	$11,141	$11,605	$10,479
May 24	$11,552	$12,152	$10,656
Jun 24	$11,713	$12,554	$10,757
Jul 24	$11,992	$12,737	$11,009
Aug 24	$12,265	$13,039	$11,167
Sep 24	$12,504	$13,318	$11,316
Oct 24	$12,218	$13,224	$11,036
Nov 24	$12,625	$14,076	$11,152
Dec 24	$12,293	$13,683	$10,970
Jan 25	$12,540	$14,119	$11,028
Feb 25	$12,616	$13,872	$11,271
Mar 25	$12,327	$13,069	$11,275
Apr 25	$12,367	$12,991	$11,319
May 25	$12,785	$13,821	$11,238
Jun 25	$13,225	$14,521	$11,411
Jul 25	$13,288	$14,843	$11,381
Aug 25	$13,604	$15,156	$11,517
Sep 25	$13,942	$15,681	$11,643
Oct 25	$14,129	$16,020	$11,715
Nov 25	$14,202	$16,059	$11,788
Dec 25	$14,255	$16,060	$11,771
Jan 26	$14,546	$16,281	$11,783
Feb 26	$14,829	$16,193	$11,976
Mar 26	$14,149	$15,388	$11,765
Apr 26	$14,962	$16,943	$11,778
May 26	$15,384	$17,808	$11,815
Jun 26	$15,386	$17,719	$11,844
Jul 26	$15,270	$17,654	$11,689

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
14.92%	16.39%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 108,499,741
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$108,499,741
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
42.5%
Domestic Fixed Income...
32.1
International Equity...
25.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
38.6%
iShares Core MSCI International Developed Markets ETF...
16.0
iShares U.S. Treasury Bond ETF...
14.3
iShares MBS ETF...
8.1
iShares Core MSCI Emerging Markets ETF...
7.5
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.5
iShares 1-5 Year Investment Grade Corporate Bond ETF...
3.4
iShares Core U.S. REIT ETF...
2.4
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.3
iShares Global Infrastructure ETF...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245486
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2040 ETF
Trading Symbol		ITDD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2040 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2040 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[13]	$ 0
Expense Ratio, Percent	[13]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 17.26%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,677	$9,578	$9,983
Nov 23	$10,491	$10,473	$10,435
Dec 23	$11,044	$10,990	$10,834
Jan 24	$11,016	$11,143	$10,805
Feb 24	$11,342	$11,745	$10,652
Mar 24	$11,660	$12,121	$10,750
Apr 24	$11,244	$11,605	$10,479
May 24	$11,694	$12,152	$10,656
Jun 24	$11,863	$12,554	$10,757
Jul 24	$12,149	$12,737	$11,009
Aug 24	$12,440	$13,039	$11,167
Sep 24	$12,694	$13,318	$11,316
Oct 24	$12,410	$13,224	$11,036
Nov 24	$12,867	$14,076	$11,152
Dec 24	$12,493	$13,683	$10,970
Jan 25	$12,791	$14,119	$11,028
Feb 25	$12,831	$13,872	$11,271
Mar 25	$12,485	$13,069	$11,275
Apr 25	$12,525	$12,991	$11,319
May 25	$13,036	$13,821	$11,238
Jun 25	$13,527	$14,521	$11,411
Jul 25	$13,608	$14,843	$11,381
Aug 25	$13,963	$15,156	$11,517
Sep 25	$14,347	$15,681	$11,643
Oct 25	$14,556	$16,020	$11,715
Nov 25	$14,629	$16,059	$11,788
Dec 25	$14,698	$16,060	$11,771
Jan 26	$15,053	$16,281	$11,783
Feb 26	$15,362	$16,193	$11,976
Mar 26	$14,572	$15,388	$11,765
Apr 26	$15,562	$16,943	$11,778
May 26	$16,068	$17,808	$11,815
Jun 26	$16,070	$17,719	$11,844
Jul 26	$15,957	$17,654	$11,689

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
17.26%	18.24%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 104,772,846
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$104,772,846
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
48.8%
International Equity...
29.5
Domestic Fixed Income...
21.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
43.7%
iShares Core MSCI International Developed Markets ETF...
18.6
iShares Core MSCI Emerging Markets ETF...
8.7
iShares U.S. Treasury Bond ETF...
8.3
iShares MBS ETF...
5.5
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.4
iShares Core U.S. REIT ETF...
3.0
iShares Global Infrastructure ETF...
2.2
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.1
iShares Russell 2000 ETF...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245487
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2045 ETF
Trading Symbol		ITDE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2045 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2045 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[14]	$ 0
Expense Ratio, Percent	[14]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 19.60%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,634	$9,578	$9,983
Nov 23	$10,488	$10,473	$10,435
Dec 23	$11,060	$10,990	$10,834
Jan 24	$11,037	$11,143	$10,805
Feb 24	$11,435	$11,745	$10,652
Mar 24	$11,778	$12,121	$10,750
Apr 24	$11,336	$11,605	$10,479
May 24	$11,818	$12,152	$10,656
Jun 24	$12,006	$12,554	$10,757
Jul 24	$12,296	$12,737	$11,009
Aug 24	$12,598	$13,039	$11,167
Sep 24	$12,862	$13,318	$11,316
Oct 24	$12,575	$13,224	$11,036
Nov 24	$13,083	$14,076	$11,152
Dec 24	$12,670	$13,683	$10,970
Jan 25	$13,021	$14,119	$11,028
Feb 25	$13,023	$13,872	$11,271
Mar 25	$12,611	$13,069	$11,275
Apr 25	$12,645	$12,991	$11,319
May 25	$13,246	$13,821	$11,238
Jun 25	$13,789	$14,521	$11,411
Jul 25	$13,889	$14,843	$11,381
Aug 25	$14,286	$15,156	$11,517
Sep 25	$14,716	$15,681	$11,643
Oct 25	$14,952	$16,020	$11,715
Nov 25	$15,020	$16,059	$11,788
Dec 25	$15,112	$16,060	$11,771
Jan 26	$15,526	$16,281	$11,783
Feb 26	$15,847	$16,193	$11,976
Mar 26	$14,948	$15,388	$11,765
Apr 26	$16,122	$16,943	$11,778
May 26	$16,725	$17,808	$11,815
Jun 26	$16,721	$17,719	$11,844
Jul 26	$16,611	$17,654	$11,689

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
19.60%	19.96%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 87,490,522
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$87,490,522
Number of Portfolio Holdings...
14
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
55.1%
International Equity...
32.3
Domestic Fixed Income...
12.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
48.8%
iShares Core MSCI International Developed Markets ETF...
21.2
iShares Core MSCI Emerging Markets ETF...
10.1
iShares U.S. Treasury Bond ETF...
3.9
iShares Core U.S. REIT ETF...
3.7
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.2
iShares MBS ETF...
3.2
iShares Russell 2000 ETF...
2.6
iShares 1-5 Year Investment Grade Corporate Bond ETF...
1.0
iShares Global Infrastructure ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245488
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2050 ETF
Trading Symbol		ITDF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2050 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2050 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[15]	$ 0
Expense Ratio, Percent	[15]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 21.30%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,617	$9,578	$9,983
Nov 23	$10,477	$10,473	$10,435
Dec 23	$11,033	$10,990	$10,834
Jan 24	$11,032	$11,143	$10,805
Feb 24	$11,489	$11,745	$10,652
Mar 24	$11,856	$12,121	$10,750
Apr 24	$11,424	$11,605	$10,479
May 24	$11,928	$12,152	$10,656
Jun 24	$12,113	$12,554	$10,757
Jul 24	$12,394	$12,737	$11,009
Aug 24	$12,688	$13,039	$11,167
Sep 24	$12,957	$13,318	$11,316
Oct 24	$12,680	$13,224	$11,036
Nov 24	$13,223	$14,076	$11,152
Dec 24	$12,804	$13,683	$10,970
Jan 25	$13,194	$14,119	$11,028
Feb 25	$13,150	$13,872	$11,271
Mar 25	$12,696	$13,069	$11,275
Apr 25	$12,739	$12,991	$11,319
May 25	$13,419	$13,821	$11,238
Jun 25	$14,016	$14,521	$11,411
Jul 25	$14,139	$14,843	$11,381
Aug 25	$14,563	$15,156	$11,517
Sep 25	$15,036	$15,681	$11,643
Oct 25	$15,303	$16,020	$11,715
Nov 25	$15,361	$16,059	$11,788
Dec 25	$15,476	$16,060	$11,771
Jan 26	$15,939	$16,281	$11,783
Feb 26	$16,251	$16,193	$11,976
Mar 26	$15,261	$15,388	$11,765
Apr 26	$16,589	$16,943	$11,778
May 26	$17,285	$17,808	$11,815
Jun 26	$17,267	$17,719	$11,844
Jul 26	$17,150	$17,654	$11,689

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
21.30%	21.34%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 84,026,163
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$84,026,163
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
59.3%
International Equity...
34.8
Domestic Fixed Income...
5.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
53.5%
iShares Core MSCI International Developed Markets ETF...
23.6
iShares Core MSCI Emerging Markets ETF...
11.2
iShares 10+ Year Investment Grade Corporate Bond ETF...
4.0
iShares Russell 2000 ETF...
3.1
iShares Core U.S. REIT ETF...
2.7
iShares 1-5 Year Investment Grade Corporate Bond ETF...
0.6
iShares 10-20 Year Treasury Bond ETF...
0.5
iShares U.S. Treasury Bond ETF...
0.4
iShares 5-10 Year Investment Grade Corporate Bond ETF...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245489
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2055 ETF
Trading Symbol		ITDG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2055 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2055 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[16]	$ 0
Expense Ratio, Percent	[16]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.24%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath®vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,578	$9,983
Nov 23	$10,470	$10,473	$10,435
Dec 23	$11,023	$10,990	$10,834
Jan 24	$11,023	$11,143	$10,805
Feb 24	$11,501	$11,745	$10,652
Mar 24	$11,873	$12,121	$10,750
Apr 24	$11,443	$11,605	$10,479
May 24	$11,953	$12,152	$10,656
Jun 24	$12,142	$12,554	$10,757
Jul 24	$12,418	$12,737	$11,009
Aug 24	$12,710	$13,039	$11,167
Sep 24	$12,979	$13,318	$11,316
Oct 24	$12,710	$13,224	$11,036
Nov 24	$13,266	$14,076	$11,152
Dec 24	$12,851	$13,683	$10,970
Jan 25	$13,258	$14,119	$11,028
Feb 25	$13,189	$13,872	$11,271
Mar 25	$12,720	$13,069	$11,275
Apr 25	$12,774	$12,991	$11,319
May 25	$13,492	$13,821	$11,238
Jun 25	$14,111	$14,521	$11,411
Jul 25	$14,245	$14,843	$11,381
Aug 25	$14,683	$15,156	$11,517
Sep 25	$15,170	$15,681	$11,643
Oct 25	$15,456	$16,020	$11,715
Nov 25	$15,508	$16,059	$11,788
Dec 25	$15,643	$16,060	$11,771
Jan 26	$16,132	$16,281	$11,783
Feb 26	$16,434	$16,193	$11,976
Mar 26	$15,407	$15,388	$11,765
Apr 26	$16,813	$16,943	$11,778
May 26	$17,553	$17,808	$11,815
Jun 26	$17,524	$17,719	$11,844
Jul 26	$17,413	$17,654	$11,689

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
22.24%	22.00%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 56,973,850
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$56,973,850
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.2%
International Equity...
36.8
Domestic Fixed Income...
2.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.6%
iShares Core MSCI International Developed Markets ETF...
25.0
iShares Core MSCI Emerging Markets ETF...
11.8
iShares Russell 2000 ETF...
3.3
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.0
iShares Core U.S. REIT ETF...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245490
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2060 ETF
Trading Symbol		ITDH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2060 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2060 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[17]	$ 0
Expense Ratio, Percent	[17]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.44%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath®vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,578	$9,983
Nov 23	$10,470	$10,473	$10,435
Dec 23	$11,023	$10,990	$10,834
Jan 24	$11,023	$11,143	$10,805
Feb 24	$11,501	$11,745	$10,652
Mar 24	$11,874	$12,121	$10,750
Apr 24	$11,443	$11,605	$10,479
May 24	$11,954	$12,152	$10,656
Jun 24	$12,143	$12,554	$10,757
Jul 24	$12,418	$12,737	$11,009
Aug 24	$12,709	$13,039	$11,167
Sep 24	$12,978	$13,318	$11,316
Oct 24	$12,710	$13,224	$11,036
Nov 24	$13,269	$14,076	$11,152
Dec 24	$12,855	$13,683	$10,970
Jan 25	$13,266	$14,119	$11,028
Feb 25	$13,193	$13,872	$11,271
Mar 25	$12,723	$13,069	$11,275
Apr 25	$12,778	$12,991	$11,319
May 25	$13,502	$13,821	$11,238
Jun 25	$14,123	$14,521	$11,411
Jul 25	$14,259	$14,843	$11,381
Aug 25	$14,700	$15,156	$11,517
Sep 25	$15,188	$15,681	$11,643
Oct 25	$15,478	$16,020	$11,715
Nov 25	$15,529	$16,059	$11,788
Dec 25	$15,667	$16,060	$11,771
Jan 26	$16,161	$16,281	$11,783
Feb 26	$16,462	$16,193	$11,976
Mar 26	$15,428	$15,388	$11,765
Apr 26	$16,850	$16,943	$11,778
May 26	$17,599	$17,808	$11,815
Jun 26	$17,567	$17,719	$11,844
Jul 26	$17,459	$17,654	$11,689

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
22.44%	22.12%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 39,395,097
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$39,395,097
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.7%
International Equity...
37.3
Domestic Fixed Income...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
57.3%
iShares Core MSCI International Developed Markets ETF...
25.3
iShares Core MSCI Emerging Markets ETF...
12.0
iShares Russell 2000 ETF...
3.4
iShares Core U.S. REIT ETF...
1.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245482
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2065 ETF
Trading Symbol		ITDI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2065 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2065 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[18]	$ 0
Expense Ratio, Percent	[18]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.43%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,578	$9,983
Nov 23	$10,470	$10,473	$10,435
Dec 23	$11,023	$10,990	$10,834
Jan 24	$11,023	$11,143	$10,805
Feb 24	$11,501	$11,745	$10,652
Mar 24	$11,874	$12,121	$10,750
Apr 24	$11,443	$11,605	$10,479
May 24	$11,954	$12,152	$10,656
Jun 24	$12,143	$12,554	$10,757
Jul 24	$12,418	$12,737	$11,009
Aug 24	$12,709	$13,039	$11,167
Sep 24	$12,978	$13,318	$11,316
Oct 24	$12,710	$13,224	$11,036
Nov 24	$13,269	$14,076	$11,152
Dec 24	$12,855	$13,683	$10,970
Jan 25	$13,266	$14,119	$11,028
Feb 25	$13,193	$13,872	$11,271
Mar 25	$12,723	$13,069	$11,275
Apr 25	$12,778	$12,991	$11,319
May 25	$13,501	$13,821	$11,238
Jun 25	$14,123	$14,521	$11,411
Jul 25	$14,258	$14,843	$11,381
Aug 25	$14,699	$15,156	$11,517
Sep 25	$15,187	$15,681	$11,643
Oct 25	$15,476	$16,020	$11,715
Nov 25	$15,527	$16,059	$11,788
Dec 25	$15,665	$16,060	$11,771
Jan 26	$16,159	$16,281	$11,783
Feb 26	$16,460	$16,193	$11,976
Mar 26	$15,425	$15,388	$11,765
Apr 26	$16,848	$16,943	$11,778
May 26	$17,596	$17,808	$11,815
Jun 26	$17,565	$17,719	$11,844
Jul 26	$17,457	$17,654	$11,689

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
22.43%	22.11%
Russell 1000 Index...
18.94	22.61
Bloomberg U.S. Aggregate Bond Index...
2.71	5.76

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 26,807,182
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$26,807,182
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.7%
International Equity...
37.3
Domestic Fixed Income...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
57.3%
iShares Core MSCI International Developed Markets ETF...
25.3
iShares Core MSCI Emerging Markets ETF...
12.0
iShares Russell 2000 ETF...
3.4
iShares Core U.S. REIT ETF...
1.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000254668
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2070 ETF
Trading Symbol		ITDJ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2070 ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2070 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[19]	$ 0
Expense Ratio, Percent	[19]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.43%.

  For the same period, the Russell 1000 Index returned 18.94% and the Bloomberg U.S. Aggregate Bond Index returned 2.71%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the more modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. In healthcare, pharmaceutical and biotechnology stocks benefited from increased deal activity, as pharmaceutical companies sought to bolster pipelines through acquisitions of emerging biotechnology companies. Strong demand for GLP-1 therapies, continued innovation, and clinical trial successes also supported the sector. International developed stocks were also notable contributors across all vintages. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the country's financials sector. Emerging market equities also benefited later-dated vintages.

The bond allocation modestly contributed to the retirement and earlier-dated LifePath® vintages during the reporting period. Mortgage-backed security and U.S. Treasury bonds gained amid shifting expectations for Federal Reserve policy, and ongoing economic and geopolitical uncertainty.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the LifePath® vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Russell 1000 Index	Bloomberg U.S. Aggregate Bond Index
Oct 24	$10,000	$10,000	$10,000
Nov 24	$10,123	$10,111	$10,144
Dec 24	$9,807	$9,829	$9,978
Jan 25	$10,120	$10,142	$10,031
Feb 25	$10,064	$9,964	$10,252
Mar 25	$9,705	$9,388	$10,256
Apr 25	$9,748	$9,332	$10,296
May 25	$10,299	$9,927	$10,222
Jun 25	$10,773	$10,430	$10,379
Jul 25	$10,876	$10,662	$10,352
Aug 25	$11,213	$10,886	$10,476
Sep 25	$11,585	$11,264	$10,590
Oct 25	$11,806	$11,507	$10,656
Nov 25	$11,845	$11,535	$10,722
Dec 25	$11,950	$11,536	$10,707
Jan 26	$12,327	$11,694	$10,718
Feb 26	$12,556	$11,632	$10,893
Mar 26	$11,767	$11,053	$10,702
Apr 26	$12,852	$12,170	$10,713
May 26	$13,423	$12,791	$10,747
Jun 26	$13,399	$12,727	$10,773
Jul 26	$13,316	$12,681	$10,632

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
22.43%	18.17%
Russell 1000 Index...
18.94	14.85
Bloomberg U.S. Aggregate Bond Index...
2.71	3.64

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 14,981,684
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$14,981,684
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.7%
International Equity...
37.3
Domestic Fixed Income...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
57.3%
iShares Core MSCI International Developed Markets ETF...
25.3
iShares Core MSCI Emerging Markets ETF...
12.0
iShares Russell 2000 ETF...
3.4
iShares Core U.S. REIT ETF...
1.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000149147
Shareholder Report [Line Items]
Fund Name		iShares MSCI Intl Momentum Factor ETF
Trading Symbol		IMTM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Intl Momentum Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Momentum Factor ETF	$33	0.30%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.31%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI World ex USA Momentum Index (Net) returned 22.32%.

What contributed to performance?

Canadian equities were the largest contributors to the Fund’s return during the reporting period. Diversified banks in the financials sector benefited from higher global investment banking and advisory fees alongside increased capital market activity. Japanese information technology stocks also contributed, supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence (“AI”) chip supply chain. Financials rallied as the Bank of Japan moved away from its ultra-accommodative stance, with successive rate hikes expanding net interest margins and driving bank profitability. Financials stocks in the United Kingdom also gained as higher-for-longer interest rates boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI World ex USA Momentum Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,705	$10,063	$9,721
Sep 16	$9,973	$10,187	$9,988
Oct 16	$9,580	$10,041	$9,593
Nov 16	$9,311	$9,809	$9,331
Dec 16	$9,519	$10,060	$9,553
Jan 17	$9,888	$10,416	$9,933
Feb 17	$9,957	$10,582	$9,999
Mar 17	$10,214	$10,850	$10,255
Apr 17	$10,380	$11,082	$10,413
May 17	$10,771	$11,442	$10,805
Jun 17	$10,846	$11,477	$10,893
Jul 17	$11,188	$11,901	$11,239
Aug 17	$11,262	$11,963	$11,309
Sep 17	$11,654	$12,185	$11,717
Oct 17	$11,899	$12,415	$11,965
Nov 17	$11,821	$12,515	$11,879
Dec 17	$11,947	$12,795	$12,006
Jan 18	$12,652	$13,508	$12,724
Feb 18	$12,155	$12,871	$12,226
Mar 18	$11,857	$12,643	$11,934
Apr 18	$12,080	$12,845	$12,182
May 18	$11,986	$12,549	$12,080
Jun 18	$11,794	$12,313	$11,890
Jul 18	$11,905	$12,607	$11,996
Aug 18	$11,933	$12,344	$12,013
Sep 18	$12,116	$12,400	$12,197
Oct 18	$10,917	$11,391	$10,991
Nov 18	$10,810	$11,499	$10,880
Dec 18	$10,279	$10,979	$10,356
Jan 19	$10,943	$11,808	$11,022
Feb 19	$11,239	$12,039	$11,323
Mar 19	$11,439	$12,111	$11,520
Apr 19	$11,568	$12,431	$11,643
May 19	$11,331	$11,763	$11,409
Jun 19	$12,056	$12,472	$12,146
Jul 19	$11,971	$12,321	$12,064
Aug 19	$11,857	$11,940	$11,950
Sep 19	$11,922	$12,247	$12,014
Oct 19	$12,231	$12,675	$12,325
Nov 19	$12,378	$12,787	$12,482
Dec 19	$12,795	$13,340	$12,908
Jan 20	$12,930	$12,982	$13,051
Feb 20	$11,956	$11,956	$12,069
Mar 20	$10,814	$10,225	$10,915
Apr 20	$11,641	$10,999	$11,755
May 20	$12,316	$11,359	$12,438
Jun 20	$12,887	$11,873	$13,006
Jul 20	$13,605	$12,402	$13,742
Aug 20	$14,054	$12,933	$14,197
Sep 20	$13,972	$12,615	$14,116
Oct 20	$13,427	$12,344	$13,570
Nov 20	$14,784	$14,004	$14,942
Dec 20	$15,595	$14,761	$15,765
Jan 21	$15,438	$14,793	$15,612
Feb 21	$15,434	$15,086	$15,606
Mar 21	$15,525	$15,277	$15,697
Apr 21	$16,175	$15,727	$16,353
May 21	$16,431	$16,219	$16,617
Jun 21	$16,098	$16,113	$16,271
Jul 21	$16,298	$15,848	$16,466
Aug 21	$16,469	$16,149	$16,671
Sep 21	$15,864	$15,632	$16,138
Oct 21	$16,607	$16,005	$16,788
Nov 21	$15,847	$15,284	$16,008
Dec 21	$16,613	$15,916	$16,833
Jan 22	$15,682	$15,330	$15,720
Feb 22	$15,174	$15,026	$15,416
Mar 22	$15,468	$15,050	$15,829
Apr 22	$14,260	$14,105	$14,600
May 22	$14,524	$14,206	$14,694
Jun 22	$13,257	$12,984	$13,385
Jul 22	$13,676	$13,429	$13,801
Aug 22	$13,060	$12,997	$13,306
Sep 22	$11,911	$11,698	$12,136
Oct 22	$12,702	$12,048	$12,884
Nov 22	$14,057	$13,470	$14,032
Dec 22	$13,847	$13,369	$14,033
Jan 23	$14,524	$14,453	$14,674
Feb 23	$14,159	$13,946	$14,421
Mar 23	$14,456	$14,287	$14,636
Apr 23	$14,948	$14,535	$15,134
May 23	$14,264	$14,006	$14,438
Jun 23	$15,042	$14,635	$15,226
Jul 23	$15,330	$15,230	$15,592
Aug 23	$14,783	$14,542	$15,055
Sep 23	$14,267	$14,083	$14,557
Oct 23	$14,021	$13,502	$14,166
Nov 23	$15,204	$14,717	$15,460
Dec 23	$15,742	$15,457	$16,029
Jan 24	$16,177	$15,303	$16,655
Feb 24	$17,104	$15,691	$17,398
Mar 24	$17,983	$16,181	$18,259
Apr 24	$17,282	$15,891	$17,704
May 24	$18,105	$16,352	$18,338
Jun 24	$17,987	$16,336	$18,303
Jul 24	$18,394	$16,714	$18,760
Aug 24	$18,784	$17,190	$19,067
Sep 24	$18,762	$17,654	$19,058
Oct 24	$18,051	$16,787	$18,416
Nov 24	$18,269	$16,636	$18,579
Dec 24	$17,670	$16,312	$18,068
Jan 25	$18,501	$16,969	$18,988
Feb 25	$18,899	$17,205	$19,202
Mar 25	$18,843	$17,166	$19,096
Apr 25	$20,024	$17,786	$20,383
May 25	$21,127	$18,600	$21,535
Jun 25	$21,836	$19,232	$22,198
Jul 25	$21,366	$19,176	$21,918
Aug 25	$22,210	$19,842	$22,721
Sep 25	$22,923	$20,557	$23,372
Oct 25	$22,776	$20,972	$23,264
Nov 25	$23,131	$20,967	$23,636
Dec 25	$23,753	$21,595	$24,316
Jan 26	$25,139	$22,887	$25,790
Feb 26	$26,099	$24,036	$26,757
Mar 26	$23,805	$21,443	$23,803
Apr 26	$25,747	$23,512	$26,187
May 26	$26,236	$24,696	$26,881
Jun 26	$26,695	$24,551	$27,165
Jul 26	$26,132	$24,635	$26,809

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
22.31%	9.90%	10.08%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI World ex USA Momentum Index (Net)...
22.32	10.24	10.36

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 4,161,040,701
Holdings Count | Holding		307
Advisory Fees Paid, Amount		$ 10,944,089
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,161,040,701
Number of Portfolio Holdings...
307
Net Investment Advisory Fees...
$10,944,089
Portfolio Turnover Rate...
89%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
32.0%
Industrials...
13.8
Information Technology...
13.6
Energy...
10.4
Materials...
9.0
Health Care...
9.0
Utilities...
5.5
Consumer Staples...
2.2
Consumer Discretionary...
2.0
Communication Services...
1.5
Real Estate...
1.0
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
24.6%
Canada...
16.8
United Kingdom...
13.4
Netherlands...
7.0
Switzerland...
6.6
Spain...
5.9
Germany...
4.4
France...
4.1
Italy...
2.6
Australia...
2.5
OtherFootnote Reference(b)...
12.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000149148
Shareholder Report [Line Items]
Fund Name		iShares MSCI Intl Quality Factor ETF
Trading Symbol		IQLT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Intl Quality Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Quality Factor ETF	$34	0.30%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 24.17%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI World ex USA Sector Neutral Quality Index (Net) returned 23.25%.

What contributed to performance?

Japanese stocks contributed the most to the Fund’s return during the reporting period. Notably, information technology stocks were supported by semiconductors and semiconductor equipment makers that are key suppliers in the global artificial intelligence (“AI”) chip supply chain. Financials rallied as the Bank of Japan moved away from its accommodative monetary policy stance, with successive rate hikes expanding net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits) and driving bank profitability. In the Netherlands, a company that is currently the sole manufacturer of the advanced lithography equipment needed to produce the most powerful chips benefited from surging demand for these technologies. Swiss pharmaceuticals companies gained due to soaring global demand for next-generation treatments, strong patent portfolios protecting core blockbuster drugs, and a wave of strategic acquisitions that expanded their oncology and weight-loss pipelines.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI World ex USA Sector Neutral Quality Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,890	$10,063	$9,897
Sep 16	$10,004	$10,187	$10,007
Oct 16	$9,631	$10,041	$9,636
Nov 16	$9,470	$9,809	$9,476
Dec 16	$9,723	$10,060	$9,735
Jan 17	$9,945	$10,416	$9,963
Feb 17	$10,100	$10,582	$10,123
Mar 17	$10,405	$10,850	$10,424
Apr 17	$10,707	$11,082	$10,723
May 17	$11,139	$11,442	$11,162
Jun 17	$11,075	$11,477	$11,101
Jul 17	$11,346	$11,901	$11,375
Aug 17	$11,386	$11,963	$11,423
Sep 17	$11,653	$12,185	$11,692
Oct 17	$11,783	$12,415	$11,826
Nov 17	$11,904	$12,515	$11,953
Dec 17	$12,065	$12,795	$12,123
Jan 18	$12,541	$13,508	$12,612
Feb 18	$11,915	$12,871	$11,980
Mar 18	$11,813	$12,643	$11,872
Apr 18	$12,138	$12,845	$12,192
May 18	$12,033	$12,549	$12,085
Jun 18	$11,882	$12,313	$11,934
Jul 18	$12,250	$12,607	$12,300
Aug 18	$12,163	$12,344	$12,211
Sep 18	$12,205	$12,400	$12,249
Oct 18	$11,237	$11,391	$11,272
Nov 18	$11,229	$11,499	$11,270
Dec 18	$10,754	$10,979	$10,793
Jan 19	$11,500	$11,808	$11,554
Feb 19	$11,959	$12,039	$12,018
Mar 19	$12,113	$12,111	$12,170
Apr 19	$12,455	$12,431	$12,512
May 19	$11,959	$11,763	$12,011
Jun 19	$12,778	$12,472	$12,838
Jul 19	$12,617	$12,321	$12,684
Aug 19	$12,308	$11,940	$12,377
Sep 19	$12,562	$12,247	$12,632
Oct 19	$13,049	$12,675	$13,130
Nov 19	$13,235	$12,787	$13,321
Dec 19	$13,747	$13,340	$13,839
Jan 20	$13,585	$12,982	$13,678
Feb 20	$12,423	$11,956	$12,511
Mar 20	$11,061	$10,225	$11,141
Apr 20	$11,774	$10,999	$11,877
May 20	$12,201	$11,359	$12,285
Jun 20	$12,667	$11,873	$12,753
Jul 20	$13,104	$12,402	$13,197
Aug 20	$13,748	$12,933	$13,848
Sep 20	$13,514	$12,615	$13,614
Oct 20	$13,022	$12,344	$13,121
Nov 20	$14,807	$14,004	$14,916
Dec 20	$15,552	$14,761	$15,671
Jan 21	$15,295	$14,793	$15,413
Feb 21	$15,430	$15,086	$15,547
Mar 21	$15,822	$15,277	$15,936
Apr 21	$16,518	$15,727	$16,633
May 21	$17,131	$16,219	$17,250
Jun 21	$16,922	$16,113	$17,038
Jul 21	$17,300	$15,848	$17,408
Aug 21	$17,604	$16,149	$17,733
Sep 21	$16,684	$15,632	$16,883
Oct 21	$17,468	$16,005	$17,593
Nov 21	$16,767	$15,284	$16,859
Dec 21	$17,539	$15,916	$17,687
Jan 22	$16,632	$15,330	$16,605
Feb 22	$16,146	$15,026	$16,312
Mar 22	$16,360	$15,050	$16,636
Apr 22	$15,188	$14,105	$15,469
May 22	$15,279	$14,206	$15,380
Jun 22	$14,049	$12,984	$14,089
Jul 22	$14,916	$13,429	$14,947
Aug 22	$13,881	$12,997	$14,061
Sep 22	$12,643	$11,698	$12,830
Oct 22	$13,263	$12,048	$13,382
Nov 22	$15,232	$13,470	$15,047
Dec 22	$14,887	$13,369	$14,984
Jan 23	$16,064	$14,453	$16,117
Feb 23	$15,465	$13,946	$15,669
Mar 23	$16,163	$14,287	$16,271
Apr 23	$16,585	$14,535	$16,692
May 23	$15,898	$14,006	$15,951
Jun 23	$16,529	$14,635	$16,616
Jul 23	$16,936	$15,230	$17,105
Aug 23	$16,261	$14,542	$16,436
Sep 23	$15,615	$14,083	$15,821
Oct 23	$15,250	$13,502	$15,313
Nov 23	$16,633	$14,717	$16,806
Dec 23	$17,636	$15,457	$17,798
Jan 24	$17,539	$15,303	$17,862
Feb 24	$18,135	$15,691	$18,295
Mar 24	$18,598	$16,181	$18,741
Apr 24	$17,784	$15,891	$18,069
May 24	$18,810	$16,352	$18,877
Jun 24	$18,600	$16,336	$18,783
Jul 24	$18,880	$16,714	$19,030
Aug 24	$19,693	$17,190	$19,847
Sep 24	$19,795	$17,654	$20,006
Oct 24	$18,605	$16,787	$18,782
Nov 24	$18,587	$16,636	$18,744
Dec 24	$17,942	$16,312	$18,173
Jan 25	$18,788	$16,969	$19,094
Feb 25	$19,258	$17,205	$19,378
Mar 25	$19,128	$17,166	$19,202
Apr 25	$19,929	$17,786	$20,097
May 25	$20,653	$18,600	$20,821
Jun 25	$21,161	$19,232	$21,270
Jul 25	$20,295	$19,176	$20,650
Aug 25	$21,117	$19,842	$21,360
Sep 25	$21,689	$20,557	$21,835
Oct 25	$21,803	$20,972	$22,017
Nov 25	$21,989	$20,967	$22,189
Dec 25	$22,457	$21,595	$22,738
Jan 26	$23,588	$22,887	$23,917
Feb 26	$24,624	$24,036	$24,908
Mar 26	$22,825	$21,443	$22,654
Apr 26	$24,191	$23,512	$24,296
May 26	$24,432	$24,696	$24,710
Jun 26	$24,862	$24,551	$25,049
Jul 26	$25,202	$24,635	$25,450

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
24.17%	7.81%	9.68%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI World ex USA Sector Neutral Quality Index (Net)...
23.25	7.89	9.79

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 13,828,440,293
Holdings Count | Holding		307
Advisory Fees Paid, Amount		$ 38,981,809
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$13,828,440,293
Number of Portfolio Holdings...
307
Net Investment Advisory Fees...
$38,981,809
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.1%
Industrials...
18.5
Information Technology...
10.3
Health Care...
8.8
Consumer Discretionary...
8.0
Materials...
6.7
Consumer Staples...
6.4
Energy...
5.6
Utilities...
3.6
Communication Services...
3.5
Real Estate...
1.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
16.0%
Switzerland...
13.5
Japan...
13.3
France...
9.1
Canada...
8.8
Netherlands...
6.8
Germany...
6.5
Australia...
5.0
Sweden...
4.3
Spain...
3.4
OtherFootnote Reference(b)...
13.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000156614
Shareholder Report [Line Items]
Fund Name		iShares MSCI Intl Value Factor ETF
Trading Symbol		IVLU
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Intl Value Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Value Factor ETF	$36	0.30%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 37.47%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI World ex USA Enhanced Value Index (Net) returned 36.90%.

What contributed to performance?

During the reporting period, stocks with value characteristics contributed to the Fund’s return. In Japan, strong commodity and energy fundamentals, rising interest rate expectations, and aggressive shareholder return policies supported trading companies and distributors in the industrials sector. As the Bank of Japan exited its accommodative policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector. In the United Kingdom, diversified banks in the financials sector benefited from resilient profitability and strong capital positions. While interest rates were lowered by the Bank of England during the reporting period, they remained elevated to support bank margins and lending income. Diversified banks in France also contributed, helped by rebounding domestic retail lending margins, record-setting equity trading, and aggressive cost-cutting measures.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI World ex USA Enhanced Value Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,176	$10,063	$10,182
Sep 16	$10,219	$10,187	$10,228
Oct 16	$10,357	$10,041	$10,368
Nov 16	$10,300	$9,809	$10,311
Dec 16	$10,627	$10,060	$10,663
Jan 17	$10,964	$10,416	$10,998
Feb 17	$11,026	$10,582	$11,056
Mar 17	$11,180	$10,850	$11,211
Apr 17	$11,353	$11,082	$11,388
May 17	$11,603	$11,442	$11,638
Jun 17	$11,700	$11,477	$11,733
Jul 17	$12,100	$11,901	$12,129
Aug 17	$11,983	$11,963	$12,010
Sep 17	$12,304	$12,185	$12,338
Oct 17	$12,523	$12,415	$12,563
Nov 17	$12,786	$12,515	$12,812
Dec 17	$13,083	$12,795	$13,112
Jan 18	$13,702	$13,508	$13,739
Feb 18	$13,187	$12,871	$13,216
Mar 18	$12,835	$12,643	$12,869
Apr 18	$13,291	$12,845	$13,324
May 18	$12,835	$12,549	$12,860
Jun 18	$12,555	$12,313	$12,586
Jul 18	$12,886	$12,607	$12,920
Aug 18	$12,470	$12,344	$12,504
Sep 18	$12,771	$12,400	$12,811
Oct 18	$11,922	$11,391	$11,944
Nov 18	$11,802	$11,499	$11,827
Dec 18	$11,157	$10,979	$11,183
Jan 19	$12,017	$11,808	$12,049
Feb 19	$12,093	$12,039	$12,125
Mar 19	$12,042	$12,111	$12,072
Apr 19	$12,245	$12,431	$12,275
May 19	$11,381	$11,763	$11,389
Jun 19	$11,986	$12,472	$11,995
Jul 19	$11,752	$12,321	$11,766
Aug 19	$11,310	$11,940	$11,325
Sep 19	$11,835	$12,247	$11,850
Oct 19	$12,287	$12,675	$12,306
Nov 19	$12,443	$12,787	$12,467
Dec 19	$12,888	$13,340	$12,914
Jan 20	$12,392	$12,982	$12,423
Feb 20	$11,195	$11,956	$11,224
Mar 20	$9,332	$10,225	$9,360
Apr 20	$9,823	$10,999	$9,859
May 20	$10,155	$11,359	$10,188
Jun 20	$10,371	$11,873	$10,410
Jul 20	$10,157	$12,402	$10,192
Aug 20	$10,813	$12,933	$10,859
Sep 20	$10,419	$12,615	$10,467
Oct 20	$9,955	$12,344	$9,998
Nov 20	$11,725	$14,004	$11,784
Dec 20	$12,297	$14,761	$12,365
Jan 21	$12,292	$14,793	$12,361
Feb 21	$12,987	$15,086	$13,067
Mar 21	$13,597	$15,277	$13,677
Apr 21	$13,780	$15,727	$13,861
May 21	$14,379	$16,219	$14,479
Jun 21	$14,067	$16,113	$14,144
Jul 21	$14,012	$15,848	$14,079
Aug 21	$14,154	$16,149	$14,259
Sep 21	$13,990	$15,632	$14,154
Oct 21	$14,154	$16,005	$14,244
Nov 21	$13,390	$15,284	$13,465
Dec 21	$14,181	$15,916	$14,277
Jan 22	$14,565	$15,330	$14,531
Feb 22	$14,216	$15,026	$14,353
Mar 22	$14,167	$15,050	$14,409
Apr 22	$13,400	$14,105	$13,604
May 22	$13,968	$14,206	$14,060
Jun 22	$12,622	$12,984	$12,666
Jul 22	$12,888	$13,429	$12,903
Aug 22	$12,353	$12,997	$12,517
Sep 22	$11,222	$11,698	$11,360
Oct 22	$11,926	$12,048	$12,027
Nov 22	$13,462	$13,470	$13,335
Dec 22	$13,358	$13,369	$13,462
Jan 23	$14,469	$14,453	$14,520
Feb 23	$14,229	$13,946	$14,400
Mar 23	$14,300	$14,287	$14,389
Apr 23	$14,683	$14,535	$14,778
May 23	$14,102	$14,006	$14,163
Jun 23	$15,023	$14,635	$15,083
Jul 23	$15,620	$15,230	$15,754
Aug 23	$15,147	$14,542	$15,299
Sep 23	$14,978	$14,083	$15,153
Oct 23	$14,329	$13,502	$14,340
Nov 23	$15,381	$14,717	$15,504
Dec 23	$16,028	$15,457	$16,168
Jan 24	$15,949	$15,303	$16,268
Feb 24	$16,304	$15,691	$16,443
Mar 24	$17,065	$16,181	$17,187
Apr 24	$16,806	$15,891	$17,043
May 24	$17,666	$16,352	$17,710
Jun 24	$16,968	$16,336	$17,074
Jul 24	$17,704	$16,714	$17,872
Aug 24	$18,163	$17,190	$18,258
Sep 24	$18,274	$17,654	$18,397
Oct 24	$17,461	$16,787	$17,613
Nov 24	$17,325	$16,636	$17,409
Dec 24	$17,110	$16,312	$17,300
Jan 25	$17,851	$16,969	$18,095
Feb 25	$18,736	$17,205	$18,807
Mar 25	$19,105	$17,166	$19,121
Apr 25	$19,759	$17,786	$19,884
May 25	$20,766	$18,600	$20,893
Jun 25	$21,224	$19,232	$21,299
Jul 25	$21,154	$19,176	$21,415
Aug 25	$22,483	$19,842	$22,694
Sep 25	$22,988	$20,557	$23,090
Oct 25	$23,202	$20,972	$23,352
Nov 25	$23,998	$20,967	$24,159
Dec 25	$25,021	$21,595	$25,259
Jan 26	$26,625	$22,887	$26,909
Feb 26	$28,228	$24,036	$28,544
Mar 26	$26,081	$21,443	$25,793
Apr 26	$27,407	$23,512	$27,535
May 26	$28,324	$24,696	$28,589
Jun 26	$28,016	$24,551	$28,136
Jul 26	$29,082	$24,635	$29,317

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
37.47%	15.72%	11.27%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI World ex USA Enhanced Value Index (Net)...
36.90	15.80	11.36

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 4,445,061,952
Holdings Count | Holding		353
Advisory Fees Paid, Amount		$ 10,317,840
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,445,061,952
Number of Portfolio Holdings...
353
Net Investment Advisory Fees...
$10,317,840
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
29.6%
Industrials...
17.5
Health Care...
9.2
Information Technology...
9.0
Consumer Discretionary...
7.4
Materials...
7.0
Consumer Staples...
6.2
Energy...
5.7
Utilities...
3.5
Communication Services...
3.5
Real Estate...
1.4
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
29.5%
United Kingdom...
15.6
France...
11.9
Germany...
11.2
Spain...
4.2
Italy...
3.6
Canada...
3.5
Switzerland...
3.2
Netherlands...
3.0
Sweden...
2.6
OtherFootnote Reference(b)...
11.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000125223
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Momentum Factor ETF
Trading Symbol		MTUM
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Momentum Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Momentum Factor ETF	$17	0.15%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 25.06%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Momentum SR Variant Index (Spliced) returned 25.25%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Companies across the semiconductor industry gained amid continued investment in AI infrastructure and rising demand for advanced chips and semiconductor manufacturing equipment. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand. Additionally, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. Industrials stocks also contributed as the AI boom triggered an unprecedented demand for continuous, heavy-duty on-site power to bypass an aging electrical grid.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Momentum SR Variant Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,853	$10,015	$9,855
Sep 16	$9,900	$10,026	$9,904
Oct 16	$9,705	$9,836	$9,710
Nov 16	$9,646	$10,191	$9,653
Dec 16	$9,746	$10,381	$9,758
Jan 17	$10,070	$10,596	$10,081
Feb 17	$10,441	$11,013	$10,457
Mar 17	$10,664	$11,029	$10,682
Apr 17	$10,932	$11,148	$10,953
May 17	$11,458	$11,300	$11,481
Jun 17	$11,502	$11,371	$11,527
Jul 17	$11,894	$11,602	$11,922
Aug 17	$12,070	$11,640	$12,101
Sep 17	$12,416	$11,878	$12,446
Oct 17	$13,034	$12,150	$13,069
Nov 17	$13,397	$12,519	$13,435
Dec 17	$13,410	$12,655	$13,448
Jan 18	$14,508	$13,382	$14,553
Feb 18	$14,301	$12,890	$14,347
Mar 18	$13,778	$12,576	$13,825
Apr 18	$13,884	$12,626	$13,931
May 18	$14,368	$12,934	$14,418
Jun 18	$14,346	$13,022	$14,398
Jul 18	$14,613	$13,490	$14,667
Aug 18	$15,467	$13,936	$15,527
Sep 18	$15,609	$14,000	$15,672
Oct 18	$14,079	$13,028	$14,137
Nov 18	$14,272	$13,282	$14,333
Dec 18	$13,173	$12,086	$13,231
Jan 19	$14,050	$13,079	$14,114
Feb 19	$14,517	$13,517	$14,621
Mar 19	$14,832	$13,767	$14,936
Apr 19	$15,174	$14,319	$15,282
May 19	$14,824	$13,414	$14,936
Jun 19	$15,745	$14,356	$15,867
Jul 19	$16,032	$14,578	$16,157
Aug 19	$16,073	$14,324	$16,202
Sep 19	$15,878	$14,579	$16,006
Oct 19	$15,976	$14,897	$16,106
Nov 19	$16,511	$15,457	$16,649
Dec 19	$16,806	$15,910	$16,948
Jan 20	$17,422	$15,941	$17,574
Feb 20	$16,140	$14,641	$16,283
Mar 20	$14,297	$12,784	$14,426
Apr 20	$15,978	$14,466	$16,118
May 20	$16,929	$15,218	$17,083
Jun 20	$17,665	$15,565	$17,828
Jul 20	$18,870	$16,489	$19,047
Aug 20	$20,691	$17,727	$20,890
Sep 20	$19,888	$17,066	$20,080
Oct 20	$19,054	$16,622	$19,240
Nov 20	$21,065	$18,545	$21,272
Dec 20	$21,795	$19,310	$22,013
Jan 21	$22,157	$19,131	$22,382
Feb 21	$22,026	$19,630	$22,251
Mar 21	$21,752	$20,369	$21,975
Apr 21	$23,297	$21,477	$23,539
May 21	$23,039	$21,581	$23,283
Jun 21	$23,477	$22,181	$23,729
Jul 21	$23,695	$22,706	$23,951
Aug 21	$24,676	$23,376	$24,948
Sep 21	$23,814	$22,272	$24,080
Oct 21	$25,851	$23,826	$26,144
Nov 21	$24,851	$23,586	$25,137
Dec 21	$24,727	$24,518	$25,009
Jan 22	$22,488	$23,130	$22,746
Feb 22	$21,888	$22,452	$22,142
Mar 22	$22,902	$23,242	$23,171
Apr 22	$20,021	$21,135	$20,257
May 22	$19,911	$21,088	$20,149
Jun 22	$18,619	$19,343	$18,845
Jul 22	$19,584	$21,147	$19,820
Aug 22	$19,209	$20,318	$19,445
Sep 22	$18,048	$18,434	$18,273
Oct 22	$20,307	$19,897	$20,566
Nov 22	$21,030	$20,980	$21,300
Dec 22	$20,219	$19,746	$20,483
Jan 23	$20,089	$21,046	$20,351
Feb 23	$19,289	$20,543	$19,543
Mar 23	$19,364	$21,273	$19,618
Apr 23	$19,834	$21,543	$20,097
May 23	$18,861	$21,683	$19,113
Jun 23	$20,175	$23,129	$20,448
Jul 23	$20,523	$23,925	$20,803
Aug 23	$20,581	$23,522	$20,865
Sep 23	$19,596	$22,419	$19,869
Oct 23	$19,274	$21,903	$19,545
Nov 23	$21,050	$23,968	$21,349
Dec 23	$22,059	$25,097	$22,376
Jan 24	$23,294	$25,488	$23,632
Feb 24	$25,635	$26,856	$26,018
Mar 24	$26,381	$27,710	$26,779
Apr 24	$24,915	$26,567	$25,293
May 24	$26,243	$27,835	$26,647
Jun 24	$27,441	$28,831	$27,873
Jul 24	$26,904	$29,193	$27,329
Aug 24	$27,818	$29,897	$28,261
Sep 24	$28,610	$30,540	$29,067
Oct 24	$28,569	$30,314	$29,034
Nov 24	$30,547	$32,212	$31,046
Dec 24	$29,313	$31,392	$29,797
Jan 25	$31,049	$32,348	$31,573
Feb 25	$30,957	$31,838	$31,485
Mar 25	$28,673	$29,976	$29,164
Apr 25	$29,793	$29,822	$30,309
May 25	$32,902	$31,747	$33,479
Jun 25	$34,224	$33,380	$34,827
Jul 25	$34,336	$34,144	$34,939
Aug 25	$34,685	$34,814	$35,300
Sep 25	$36,597	$36,092	$37,252
Oct 25	$36,266	$36,949	$36,918
Nov 25	$35,688	$36,960	$36,340
Dec 25	$35,792	$36,964	$36,451
Jan 26	$36,601	$37,442	$37,280
Feb 26	$36,201	$37,112	$36,876
Mar 26	$34,408	$35,294	$35,058
Apr 26	$40,676	$38,998	$41,433
May 26	$45,215	$41,052	$46,067
Jun 26	$49,180	$40,686	$50,122
Jul 26	$42,939	$40,663	$43,762

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
25.06%	12.63%	15.69%
MSCI USA Index...
19.09	12.36	15.06
MSCI USA Momentum SR Variant Index (Spliced)...
25.25	12.81	15.91

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 25,151,573,420
Holdings Count | Holding		129
Advisory Fees Paid, Amount		$ 32,603,400
InvestmentCompanyPortfolioTurnover		104.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$25,151,573,420
Number of Portfolio Holdings...
129
Net Investment Advisory Fees...
$32,603,400
Portfolio Turnover Rate...
104%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
47.6%
Industrials...
15.0
Energy...
11.8
Financials...
5.3
Communication Services...
5.0
Health Care...
4.2
Consumer Staples...
4.1
Consumer Discretionary...
2.9
Materials...
2.1
Real Estate...
1.4
Utilities...
0.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Micron Technology, Inc...
5.9%
Advanced Micro Devices, Inc...
5.1
Broadcom, Inc...
4.7
Intel Corp...
4.1
ExxonMobil Holdings Corp...
3.8
Caterpillar, Inc...
3.7
Johnson & Johnson...
3.5
Applied Materials, Inc...
3.1
Lam Research Corp...
3.1
GE Vernova, Inc...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

C000128677
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Quality Factor ETF
Trading Symbol		QUAL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Quality Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality Factor ETF	$17	0.15%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 20.16%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Sector Neutral Quality Index returned 20.46%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. In technology hardware, storage, and peripherals, stocks gained amid resilient consumer demand and AI-driven demand for data storage. In the healthcare sector, pharmaceutical stocks advanced on strong GLP-1 and oncology sales, as well as increased deal activity to bolster their drug pipelines. Surging demand for power generation equipment from AI data centers supported capital goods companies in the industrials sector.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Sector Neutral Quality Index
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,981	$10,015	$9,982
Sep 16	$9,970	$10,026	$9,972
Oct 16	$9,766	$9,836	$9,769
Nov 16	$10,054	$10,191	$10,060
Dec 16	$10,256	$10,381	$10,263
Jan 17	$10,381	$10,596	$10,388
Feb 17	$10,868	$11,013	$10,879
Mar 17	$10,864	$11,029	$10,876
Apr 17	$10,924	$11,148	$10,938
May 17	$11,094	$11,300	$11,111
Jun 17	$11,159	$11,371	$11,177
Jul 17	$11,262	$11,602	$11,283
Aug 17	$11,324	$11,640	$11,346
Sep 17	$11,624	$11,878	$11,648
Oct 17	$11,957	$12,150	$11,984
Nov 17	$12,401	$12,519	$12,431
Dec 17	$12,539	$12,655	$12,571
Jan 18	$13,113	$13,382	$13,147
Feb 18	$12,742	$12,890	$12,777
Mar 18	$12,574	$12,576	$12,610
Apr 18	$12,405	$12,626	$12,443
May 18	$12,746	$12,934	$12,785
Jun 18	$12,739	$13,022	$12,780
Jul 18	$13,217	$13,490	$13,261
Aug 18	$13,704	$13,936	$13,752
Sep 18	$13,854	$14,000	$13,904
Oct 18	$12,816	$13,028	$12,863
Nov 18	$12,945	$13,282	$12,994
Dec 18	$11,816	$12,086	$11,862
Jan 19	$12,807	$13,079	$12,860
Feb 19	$13,362	$13,517	$13,418
Mar 19	$13,706	$13,767	$13,766
Apr 19	$14,225	$14,319	$14,289
May 19	$13,282	$13,414	$13,346
Jun 19	$14,235	$14,356	$14,306
Jul 19	$14,424	$14,578	$14,498
Aug 19	$14,179	$14,324	$14,254
Sep 19	$14,424	$14,579	$14,502
Oct 19	$14,748	$14,897	$14,829
Nov 19	$15,400	$15,457	$15,488
Dec 19	$15,849	$15,910	$15,943
Jan 20	$15,743	$15,941	$15,837
Feb 20	$14,424	$14,641	$14,511
Mar 20	$12,775	$12,784	$12,854
Apr 20	$14,353	$14,466	$14,444
May 20	$15,153	$15,218	$15,250
Jun 20	$15,188	$15,565	$15,290
Jul 20	$15,921	$16,489	$16,029
Aug 20	$17,032	$17,727	$17,150
Sep 20	$16,495	$17,066	$16,612
Oct 20	$16,036	$16,622	$16,151
Nov 20	$17,874	$18,545	$18,004
Dec 20	$18,538	$19,310	$18,676
Jan 21	$18,015	$19,131	$18,151
Feb 21	$18,607	$19,630	$18,750
Mar 21	$19,497	$20,369	$19,650
Apr 21	$20,446	$21,477	$20,609
May 21	$20,664	$21,581	$20,842
Jun 21	$21,349	$22,181	$21,543
Jul 21	$22,071	$22,706	$22,275
Aug 21	$22,698	$23,376	$22,912
Sep 21	$21,245	$22,272	$21,447
Oct 21	$22,872	$23,826	$23,093
Nov 21	$22,729	$23,586	$22,951
Dec 21	$23,526	$24,518	$23,760
Jan 22	$21,906	$23,130	$22,126
Feb 22	$20,994	$22,452	$21,207
Mar 22	$21,782	$23,242	$22,005
Apr 22	$20,025	$21,135	$20,233
May 22	$19,989	$21,088	$20,199
Jun 22	$18,180	$19,343	$18,373
Jul 22	$19,844	$21,147	$20,056
Aug 22	$18,847	$20,318	$19,050
Sep 22	$16,997	$18,434	$17,182
Oct 22	$18,397	$19,897	$18,599
Nov 22	$19,837	$20,980	$20,059
Dec 22	$18,729	$19,746	$18,942
Jan 23	$20,043	$21,046	$20,274
Feb 23	$19,506	$20,543	$19,733
Mar 23	$20,440	$21,273	$20,688
Apr 23	$20,780	$21,543	$21,034
May 23	$20,920	$21,683	$21,178
Jun 23	$22,281	$23,129	$22,560
Jul 23	$23,113	$23,925	$23,406
Aug 23	$23,018	$23,522	$23,313
Sep 23	$21,848	$22,419	$22,130
Oct 23	$21,540	$21,903	$21,821
Nov 23	$23,382	$23,968	$23,690
Dec 23	$24,504	$25,097	$24,831
Jan 24	$25,054	$25,488	$25,391
Feb 24	$26,689	$26,856	$27,053
Mar 24	$27,400	$27,710	$27,777
Apr 24	$26,185	$26,567	$26,548
May 24	$27,642	$27,835	$28,029
Jun 24	$28,517	$28,831	$28,921
Jul 24	$28,726	$29,193	$29,136
Aug 24	$29,729	$29,897	$30,158
Sep 24	$30,063	$30,540	$30,500
Oct 24	$29,597	$30,314	$30,031
Nov 24	$31,043	$32,212	$31,502
Dec 24	$29,951	$31,392	$30,397
Jan 25	$30,835	$32,348	$31,298
Feb 25	$30,532	$31,838	$30,995
Mar 25	$28,816	$29,976	$29,256
Apr 25	$28,557	$29,822	$28,998
May 25	$29,878	$31,747	$30,342
Jun 25	$30,891	$33,380	$31,374
Jul 25	$31,113	$34,144	$31,603
Aug 25	$31,911	$34,814	$32,418
Sep 25	$32,939	$36,092	$33,467
Oct 25	$33,229	$36,949	$33,767
Nov 25	$33,556	$36,960	$34,133
Dec 25	$33,740	$36,964	$34,325
Jan 26	$34,389	$37,442	$34,989
Feb 26	$34,799	$37,112	$35,412
Mar 26	$32,660	$35,294	$33,239
Apr 26	$35,279	$38,998	$35,907
May 26	$36,689	$41,052	$37,347
Jun 26	$37,485	$40,686	$38,164
Jul 26	$37,386	$40,663	$38,069

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.16%	11.12%	14.10%
MSCI USA Index...
19.09	12.36	15.06
MSCI USA Sector Neutral Quality Index...
20.46	11.31	14.30

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2025
AssetsNet		$ 46,564,431,907
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 74,650,969
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$46,564,431,907
Number of Portfolio Holdings...
127
Net Investment Advisory Fees...
$74,650,969
Portfolio Turnover Rate...
28%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
36.0%
Financials...
11.9
Consumer Discretionary...
10.3
Communication Services...
10.1
Industrials...
9.2
Health Care...
9.1
Consumer Staples...
4.4
Energy...
3.3
Utilities...
2.1
Materials...
1.8
Real Estate...
1.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
7.2%
Apple, Inc...
6.7
NVIDIA Corp...
5.9
TJX Companies, Inc. (The)...
4.0
Meta Platforms, Inc., Class A...
3.7
Eli Lilly & Co...
3.7
Lam Research Corp...
3.5
Visa, Inc., Class A...
3.2
Applied Materials, Inc...
3.1
KLA Corp...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000124960
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Size Factor ETF
Trading Symbol		SIZE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Size Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Size Factor ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 16.07%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Low Size Index (Spliced) returned 16.15%.

What contributed to performance?

During the reporting period, the information technology sector contributed the most to the Fund’s performance. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology, hardware, storage, and peripherals subsector, companies gained amid resilient consumer demand and continued growth, as well as improving pricing trends and increased adoption of enterprise and hyperscale storage solutions driven by AI-related data growth. Stocks in the industrials sector also benefited from strong growth in data center capacity, which supported investment in power infrastructure, electrical equipment, and related construction and engineering projects. In the healthcare sector, increased merger and acquisition activity to replace expiring drug patents and strong innovation in GLP-1 and oncology treatments drove performance across the biotechnology and pharmaceutical subsectors.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Low Size Index (Spliced)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,987	$10,015	$9,987
Sep 16	$9,950	$10,026	$9,951
Oct 16	$9,728	$9,836	$9,729
Nov 16	$10,119	$10,191	$10,123
Dec 16	$10,287	$10,381	$10,293
Jan 17	$10,483	$10,596	$10,490
Feb 17	$10,902	$11,013	$10,913
Mar 17	$10,873	$11,029	$10,884
Apr 17	$10,977	$11,148	$10,989
May 17	$11,127	$11,300	$11,140
Jun 17	$11,231	$11,371	$11,247
Jul 17	$11,393	$11,602	$11,411
Aug 17	$11,350	$11,640	$11,368
Sep 17	$11,554	$11,878	$11,574
Oct 17	$11,739	$12,150	$11,760
Nov 17	$12,177	$12,519	$12,200
Dec 17	$12,229	$12,655	$12,256
Jan 18	$12,707	$13,382	$12,736
Feb 18	$12,167	$12,890	$12,196
Mar 18	$12,115	$12,576	$12,146
Apr 18	$12,096	$12,626	$12,128
May 18	$12,228	$12,934	$12,262
Jun 18	$12,371	$13,022	$12,405
Jul 18	$12,779	$13,490	$12,815
Aug 18	$13,046	$13,936	$13,085
Sep 18	$13,065	$14,000	$13,106
Oct 18	$12,289	$13,028	$12,328
Nov 18	$12,704	$13,282	$12,746
Dec 18	$11,434	$12,086	$11,473
Jan 19	$12,597	$13,079	$12,643
Feb 19	$13,097	$13,517	$13,147
Mar 19	$13,178	$13,767	$13,228
Apr 19	$13,669	$14,319	$13,724
May 19	$12,732	$13,414	$12,785
Jun 19	$13,689	$14,356	$13,749
Jul 19	$13,834	$14,578	$13,898
Aug 19	$13,371	$14,324	$13,432
Sep 19	$13,712	$14,579	$13,776
Oct 19	$13,888	$14,897	$13,956
Nov 19	$14,402	$15,457	$14,474
Dec 19	$14,756	$15,910	$14,833
Jan 20	$14,579	$15,941	$14,657
Feb 20	$13,310	$14,641	$13,381
Mar 20	$10,883	$12,784	$10,941
Apr 20	$12,383	$14,466	$12,450
May 20	$13,199	$15,218	$13,270
Jun 20	$13,409	$15,565	$13,483
Jul 20	$14,099	$16,489	$14,178
Aug 20	$14,731	$17,727	$14,817
Sep 20	$14,430	$17,066	$14,515
Oct 20	$14,388	$16,622	$14,476
Nov 20	$16,444	$18,545	$16,548
Dec 20	$17,162	$19,310	$17,273
Jan 21	$16,999	$19,131	$17,111
Feb 21	$17,894	$19,630	$18,013
Mar 21	$18,552	$20,369	$18,678
Apr 21	$19,467	$21,477	$19,601
May 21	$19,756	$21,581	$19,898
Jun 21	$20,082	$22,181	$20,230
Jul 21	$20,341	$22,706	$20,493
Aug 21	$20,816	$23,376	$20,973
Sep 21	$19,896	$22,272	$20,049
Oct 21	$21,090	$23,826	$21,253
Nov 21	$20,503	$23,586	$20,662
Dec 21	$21,459	$24,518	$21,628
Jan 22	$20,197	$23,130	$20,359
Feb 22	$19,960	$22,452	$20,122
Mar 22	$20,442	$23,242	$20,610
Apr 22	$18,988	$21,135	$19,146
May 22	$19,084	$21,088	$19,245
Jun 22	$17,305	$19,343	$17,451
Jul 22	$18,846	$21,147	$19,007
Aug 22	$18,235	$20,318	$18,392
Sep 22	$16,499	$18,434	$16,644
Oct 22	$17,947	$19,897	$18,106
Nov 22	$19,053	$20,980	$19,224
Dec 22	$18,060	$19,746	$18,224
Jan 23	$19,552	$21,046	$19,730
Feb 23	$18,897	$20,543	$19,071
Mar 23	$18,782	$21,273	$18,958
Apr 23	$18,654	$21,543	$18,831
May 23	$18,243	$21,683	$18,417
Jun 23	$19,643	$23,129	$19,832
Jul 23	$20,471	$23,925	$20,672
Aug 23	$19,799	$23,522	$19,996
Sep 23	$18,866	$22,419	$19,055
Oct 23	$18,015	$21,903	$18,199
Nov 23	$19,799	$23,968	$19,991
Dec 23	$21,281	$25,097	$21,489
Jan 24	$21,088	$25,488	$21,295
Feb 24	$22,050	$26,856	$22,267
Mar 24	$23,015	$27,710	$23,248
Apr 24	$21,795	$26,567	$22,017
May 24	$22,348	$27,835	$22,580
Jun 24	$22,320	$28,831	$22,555
Jul 24	$23,243	$29,193	$23,490
Aug 24	$23,805	$29,897	$24,061
Sep 24	$24,307	$30,540	$24,570
Oct 24	$24,055	$30,314	$24,321
Nov 24	$25,895	$32,212	$26,185
Dec 24	$24,275	$31,392	$24,551
Jan 25	$25,279	$32,348	$25,574
Feb 25	$24,912	$31,838	$25,208
Mar 25	$23,863	$29,976	$24,147
Apr 25	$23,450	$29,822	$23,730
May 25	$24,594	$31,747	$24,892
Jun 25	$25,477	$33,380	$25,792
Jul 25	$25,768	$34,144	$26,088
Aug 25	$26,363	$34,814	$26,690
Sep 25	$26,656	$36,092	$26,986
Oct 25	$26,597	$36,949	$26,931
Nov 25	$26,811	$36,960	$27,146
Dec 25	$26,891	$36,964	$27,229
Jan 26	$27,467	$37,442	$27,815
Feb 26	$28,139	$37,112	$28,488
Mar 26	$26,557	$35,294	$26,887
Apr 26	$28,469	$38,998	$28,831
May 26	$29,367	$41,052	$29,745
Jun 26	$29,850	$40,686	$30,239
Jul 26	$29,907	$40,663	$30,302

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
16.07%	8.01%	11.58%
MSCI USA Index...
19.09	12.36	15.06
MSCI USA Low Size Index (Spliced)...
16.15	8.14	11.72

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 428,750,563
Holdings Count | Holding		531
Advisory Fees Paid, Amount		$ 585,578
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$428,750,563
Number of Portfolio Holdings...
531
Net Investment Advisory Fees...
$585,578
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.0%
Financials...
16.6
Information Technology...
16.0
Health Care...
11.5
Consumer Discretionary...
9.9
Consumer Staples...
5.6
Utilities...
5.4
Materials...
5.3
Real Estate...
5.1
Energy...
3.9
Communication Services...
3.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Okta, Inc., Class A...
0.3%
Snowflake, Inc., Class A...
0.3
SharkNinja, Inc...
0.3
Dell Technologies, Inc., Class C...
0.3
Best Buy Co., Inc...
0.3
NetApp, Inc...
0.3
CDW Corp...
0.3
Illumina, Inc...
0.3
Hewlett Packard Enterprise Co...
0.3
Toast, Inc., Class A...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.

C000124961
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Value Factor ETF
Trading Symbol		VLUE
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Value Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Value Factor ETF	$20	0.15%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 72.41%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Enhanced Value Index returned 73.20%.

What contributed to performance?

Stocks in the information technology sector were the most significant contributors to the Fund’s performance during the reporting period. Firms in the semiconductors and semiconductor equipment subsector rallied sharply amid soaring global demand for high-bandwidth memory and advanced artificial intelligence (“AI”) hardware. At the same time, massive capital investments and strategic partnerships aimed at expanding next-generation AI chip manufacturing capacity further bolstered investor confidence. In the technology hardware, storage, and peripherals subsector, substantial enterprise investments in AI infrastructure generated backlogs for high-performance AI servers and data center storage. Diversified banks in the financials sector rallied as a sharp rebound in investment banking, robust trading revenue, and strong net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits) drove earnings across the sector.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Enhanced Value Index
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,121	$10,015	$10,124
Sep 16	$10,196	$10,026	$10,200
Oct 16	$10,069	$9,836	$10,076
Nov 16	$10,772	$10,191	$10,781
Dec 16	$11,008	$10,381	$11,020
Jan 17	$11,155	$10,596	$11,169
Feb 17	$11,668	$11,013	$11,686
Mar 17	$11,535	$11,029	$11,554
Apr 17	$11,557	$11,148	$11,577
May 17	$11,545	$11,300	$11,566
Jun 17	$11,685	$11,371	$11,709
Jul 17	$11,910	$11,602	$11,937
Aug 17	$11,939	$11,640	$11,967
Sep 17	$12,360	$11,878	$12,391
Oct 17	$12,675	$12,150	$12,709
Nov 17	$13,212	$12,519	$13,248
Dec 17	$13,426	$12,655	$13,465
Jan 18	$14,007	$13,382	$14,050
Feb 18	$13,554	$12,890	$13,598
Mar 18	$13,242	$12,576	$13,286
Apr 18	$13,298	$12,626	$13,344
May 18	$13,560	$12,934	$13,607
Jun 18	$13,417	$13,022	$13,465
Jul 18	$13,872	$13,490	$13,923
Aug 18	$14,378	$13,936	$14,434
Sep 18	$14,352	$14,000	$14,410
Oct 18	$13,506	$13,028	$13,562
Nov 18	$13,432	$13,282	$13,489
Dec 18	$11,924	$12,086	$11,975
Jan 19	$13,112	$13,079	$13,171
Feb 19	$13,366	$13,517	$13,427
Mar 19	$13,240	$13,767	$13,300
Apr 19	$13,697	$14,319	$13,762
May 19	$12,379	$13,414	$12,438
Jun 19	$13,550	$14,356	$13,616
Jul 19	$13,778	$14,578	$13,848
Aug 19	$13,166	$14,324	$13,234
Sep 19	$13,796	$14,579	$13,870
Oct 19	$14,183	$14,897	$14,262
Nov 19	$14,706	$15,457	$14,790
Dec 19	$15,199	$15,910	$15,288
Jan 20	$14,623	$15,941	$14,710
Feb 20	$13,206	$14,641	$13,285
Mar 20	$10,761	$12,784	$10,825
Apr 20	$11,980	$14,466	$12,050
May 20	$12,413	$15,218	$12,487
Jun 20	$12,443	$15,565	$12,519
Jul 20	$12,561	$16,489	$12,637
Aug 20	$13,057	$17,727	$13,138
Sep 20	$12,786	$17,066	$12,868
Oct 20	$12,635	$16,622	$12,716
Nov 20	$14,713	$18,545	$14,811
Dec 20	$15,151	$19,310	$15,252
Jan 21	$15,651	$19,131	$15,758
Feb 21	$16,738	$19,630	$16,856
Mar 21	$17,941	$20,369	$18,073
Apr 21	$18,251	$21,477	$18,387
May 21	$18,779	$21,581	$18,921
Jun 21	$18,495	$22,181	$18,636
Jul 21	$18,352	$22,706	$18,494
Aug 21	$18,503	$23,376	$18,647
Sep 21	$17,847	$22,272	$17,988
Oct 21	$18,291	$23,826	$18,437
Nov 21	$18,123	$23,586	$18,270
Dec 21	$19,541	$24,518	$19,706
Jan 22	$19,165	$23,130	$19,330
Feb 22	$18,745	$22,452	$18,909
Mar 22	$18,799	$23,242	$18,964
Apr 22	$17,715	$21,135	$17,876
May 22	$18,403	$21,088	$18,574
Jun 22	$16,375	$19,343	$16,528
Jul 22	$17,346	$21,147	$17,508
Aug 22	$16,732	$20,318	$16,891
Sep 22	$14,936	$18,434	$15,079
Oct 22	$16,898	$19,897	$17,065
Nov 22	$17,881	$20,980	$18,060
Dec 22	$16,779	$19,746	$16,949
Jan 23	$17,973	$21,046	$18,158
Feb 23	$17,271	$20,543	$17,450
Mar 23	$17,197	$21,273	$17,376
Apr 23	$17,007	$21,543	$17,186
May 23	$16,380	$21,683	$16,553
Jun 23	$17,528	$23,129	$17,715
Jul 23	$18,173	$23,925	$18,369
Aug 23	$17,646	$23,522	$17,839
Sep 23	$17,079	$22,419	$17,269
Oct 23	$16,468	$21,903	$16,654
Nov 23	$17,813	$23,968	$18,016
Dec 23	$19,172	$25,097	$19,393
Jan 24	$19,009	$25,488	$19,231
Feb 24	$19,505	$26,856	$19,734
Mar 24	$20,668	$27,710	$20,915
Apr 24	$19,257	$26,567	$19,489
May 24	$19,844	$27,835	$20,085
Jun 24	$19,837	$28,831	$20,080
Jul 24	$20,639	$29,193	$20,893
Aug 24	$20,717	$29,897	$20,976
Sep 24	$21,084	$30,540	$21,350
Oct 24	$20,813	$30,314	$21,079
Nov 24	$22,141	$32,212	$22,427
Dec 24	$20,553	$31,392	$20,819
Jan 25	$21,424	$32,348	$21,712
Feb 25	$21,642	$31,838	$21,934
Mar 25	$20,889	$29,976	$21,175
Apr 25	$20,113	$29,822	$20,389
May 25	$20,967	$31,747	$21,257
Jun 25	$22,340	$33,380	$22,652
Jul 25	$22,275	$34,144	$22,587
Aug 25	$23,600	$34,814	$23,932
Sep 25	$24,809	$36,092	$25,160
Oct 25	$25,861	$36,949	$26,233
Nov 25	$26,508	$36,960	$26,892
Dec 25	$27,264	$36,964	$27,663
Jan 26	$29,359	$37,442	$29,796
Feb 26	$30,080	$37,112	$30,527
Mar 26	$28,501	$35,294	$28,928
Apr 26	$33,476	$38,998	$33,991
May 26	$39,703	$41,052	$40,455
Jun 26	$40,218	$40,686	$40,987
Jul 26	$38,404	$40,663	$39,122

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
72.41%	15.91%	14.40%
MSCI USA Index...
19.09	12.36	15.06
MSCI USA Enhanced Value Index...
73.20	16.17	14.62

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2025
AssetsNet		$ 9,131,652,500
Holdings Count | Holding		155
Advisory Fees Paid, Amount		$ 14,678,270
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$9,131,652,500
Number of Portfolio Holdings...
155
Net Investment Advisory Fees...
$14,678,270
Portfolio Turnover Rate...
47%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
37.4%
Financials...
12.0
Consumer Discretionary...
10.4
Communication Services...
9.6
Industrials...
8.9
Health Care...
8.3
Consumer Staples...
4.6
Energy...
3.3
Utilities...
2.1
Real Estate...
1.7
Materials...
1.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Micron Technology, Inc...
19.0%
Cisco Systems, Inc...
4.7
General Motors Co...
4.0
Verizon Communications, Inc...
3.0
AT&T, Inc...
2.6
Bank of America Corp...
2.2
Ford Motor Co...
2.1
Comcast Corp., Class A...
1.8
Citigroup, Inc...
1.6
Pfizer, Inc...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000149539
Shareholder Report [Line Items]
Fund Name		iShares Low Carbon Optimized MSCI ACWI ETF
Trading Symbol		CRBN
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Low Carbon Optimized MSCI ACWI ETF (the “Fund”) (formerly known as iShares MSCI ACWI Low Carbon Target ETF) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Low Carbon Optimized MSCI ACWI ETF	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 20.44%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the MSCI ACWI Low Carbon Target Index (Net) returned 20.26%.

What contributed to performance?

Low-carbon U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. Further, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. An interactive media and services company in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding monetization of AI across search and other platforms. Japanese stocks also contributed, as the Bank of Japan exited its ultra-low interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in the financials sector.

What detracted from performance?

During the reporting period, U.S. software and services stocks modestly detracted from the Fund’s return amid growing investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Low Carbon Target Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,052	$10,034	$10,046
Sep 16	$10,110	$10,095	$10,105
Oct 16	$9,913	$9,924	$9,912
Nov 16	$9,992	$9,999	$9,984
Dec 16	$10,192	$10,216	$10,180
Jan 17	$10,485	$10,494	$10,475
Feb 17	$10,792	$10,789	$10,781
Mar 17	$10,939	$10,921	$10,917
Apr 17	$11,119	$11,091	$11,096
May 17	$11,366	$11,336	$11,340
Jun 17	$11,416	$11,387	$11,396
Jul 17	$11,728	$11,706	$11,704
Aug 17	$11,740	$11,751	$11,721
Sep 17	$11,938	$11,978	$11,919
Oct 17	$12,163	$12,226	$12,154
Nov 17	$12,404	$12,463	$12,386
Dec 17	$12,609	$12,664	$12,581
Jan 18	$13,314	$13,379	$13,280
Feb 18	$12,781	$12,817	$12,732
Mar 18	$12,489	$12,533	$12,450
Apr 18	$12,609	$12,662	$12,569
May 18	$12,611	$12,678	$12,572
Jun 18	$12,532	$12,609	$12,487
Jul 18	$12,921	$12,989	$12,870
Aug 18	$13,023	$13,092	$12,965
Sep 18	$13,078	$13,148	$13,005
Oct 18	$12,105	$12,163	$12,030
Nov 18	$12,271	$12,341	$12,202
Dec 18	$11,425	$11,472	$11,351
Jan 19	$12,341	$12,378	$12,260
Feb 19	$12,664	$12,709	$12,582
Mar 19	$12,834	$12,868	$12,749
Apr 19	$13,280	$13,303	$13,193
May 19	$12,510	$12,514	$12,412
Jun 19	$13,354	$13,334	$13,245
Jul 19	$13,414	$13,373	$13,309
Aug 19	$13,109	$13,055	$13,004
Sep 19	$13,391	$13,330	$13,285
Oct 19	$13,769	$13,695	$13,664
Nov 19	$14,098	$14,029	$13,991
Dec 19	$14,613	$14,523	$14,494
Jan 20	$14,481	$14,363	$14,363
Feb 20	$13,319	$13,203	$13,211
Mar 20	$11,529	$11,420	$11,435
Apr 20	$12,758	$12,644	$12,663
May 20	$13,332	$13,194	$13,219
Jun 20	$13,748	$13,615	$13,639
Jul 20	$14,471	$14,335	$14,373
Aug 20	$15,386	$15,213	$15,269
Sep 20	$14,891	$14,722	$14,776
Oct 20	$14,534	$14,364	$14,425
Nov 20	$16,345	$16,135	$16,206
Dec 20	$17,101	$16,884	$16,949
Jan 21	$16,996	$16,807	$16,845
Feb 21	$17,374	$17,196	$17,214
Mar 21	$17,851	$17,656	$17,682
Apr 21	$18,637	$18,427	$18,469
May 21	$18,946	$18,706	$18,761
Jun 21	$19,175	$18,961	$18,993
Jul 21	$19,316	$19,092	$19,127
Aug 21	$19,783	$19,569	$19,608
Sep 21	$18,944	$18,761	$18,780
Oct 21	$19,953	$19,719	$19,740
Nov 21	$19,480	$19,244	$19,273
Dec 21	$20,244	$20,013	$20,044
Jan 22	$19,298	$19,031	$19,016
Feb 22	$18,701	$18,539	$18,530
Mar 22	$19,068	$18,941	$18,933
Apr 22	$17,526	$17,425	$17,396
May 22	$17,544	$17,445	$17,357
Jun 22	$16,100	$15,975	$15,906
Jul 22	$17,233	$17,090	$17,008
Aug 22	$16,518	$16,461	$16,366
Sep 22	$14,933	$14,885	$14,792
Oct 22	$15,852	$15,783	$15,673
Nov 22	$17,216	$17,008	$16,901
Dec 22	$16,421	$16,338	$16,222
Jan 23	$17,654	$17,510	$17,399
Feb 23	$17,081	$17,008	$16,891
Mar 23	$17,616	$17,532	$17,377
Apr 23	$17,891	$17,784	$17,642
May 23	$17,720	$17,593	$17,471
Jun 23	$18,745	$18,615	$18,466
Jul 23	$19,388	$19,296	$19,121
Aug 23	$18,856	$18,757	$18,599
Sep 23	$18,033	$17,981	$17,799
Oct 23	$17,543	$17,441	$17,265
Nov 23	$19,156	$19,051	$18,877
Dec 23	$20,090	$19,966	$19,800
Jan 24	$20,185	$20,083	$19,946
Feb 24	$21,176	$20,944	$20,862
Mar 24	$21,765	$21,602	$21,426
Apr 24	$20,928	$20,889	$20,654
May 24	$21,914	$21,738	$21,540
Jun 24	$22,419	$22,222	$22,082
Jul 24	$22,861	$22,580	$22,502
Aug 24	$23,449	$23,154	$23,089
Sep 24	$24,006	$23,692	$23,665
Oct 24	$23,546	$23,160	$23,207
Nov 24	$24,583	$24,026	$24,179
Dec 24	$23,946	$23,457	$23,592
Jan 25	$24,705	$24,245	$24,354
Feb 25	$24,611	$24,099	$24,196
Mar 25	$23,638	$23,147	$23,198
Apr 25	$23,849	$23,363	$23,445
May 25	$25,183	$24,705	$24,766
Jun 25	$26,395	$25,815	$25,924
Jul 25	$26,625	$26,165	$26,238
Aug 25	$27,312	$26,811	$26,858
Sep 25	$28,339	$27,783	$27,837
Oct 25	$28,835	$28,404	$28,351
Nov 25	$28,826	$28,401	$28,326
Dec 25	$29,147	$28,697	$28,665
Jan 26	$29,923	$29,548	$29,459
Feb 26	$30,209	$29,928	$29,727
Mar 26	$28,143	$27,779	$27,431
Apr 26	$30,908	$30,604	$30,288
May 26	$32,333	$32,184	$31,786
Jun 26	$32,237	$31,926	$31,583
Jul 26	$32,067	$31,950	$31,554

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.44%	10.67%	12.36%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
MSCI ACWI Low Carbon Target Index (Net)...
20.26	10.53	12.18

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2025
AssetsNet		$ 1,145,171,544
Holdings Count | Holding		1,086
Advisory Fees Paid, Amount		$ 2,086,558
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,145,171,544
Number of Portfolio Holdings...
1,086
Net Investment Advisory Fees...
$2,086,558
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.2%
Financials...
19.4
Industrials...
10.3
Communication Services...
8.6
Health Care...
8.4
Consumer Discretionary...
8.2
Consumer Staples...
4.4
Materials...
3.0
Energy...
3.0
Utilities...
2.4
Real Estate...
2.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
63.4%
Japan...
5.2
Canada...
3.4
Taiwan...
3.3
China...
2.8
United Kingdom...
2.5
South Korea...
2.3
Switzerland...
2.1
France...
1.8
Germany...
1.7
OtherFootnote Reference(b)...
11.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000061364
Shareholder Report [Line Items]
Fund Name		iShares MSCI ACWI ETF
Trading Symbol		ACWI
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI ACWI ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ETF	$33	0.30%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 22.17%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. An interactive media and services company in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding monetization of AI across search and other platforms. South Korea’s information technology sector was also supported by the AI boom, as strong global demand for advanced memory chips lifted export volumes, supported pricing, and boosted earnings for leading chipmakers.

What detracted from performance?

During the reporting period, U.S. software and services stocks detracted from the Fund’s return amid growing investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)
Jul 16	$10,000	$10,000
Aug 16	$10,034	$10,034
Sep 16	$10,094	$10,095
Oct 16	$9,926	$9,924
Nov 16	$10,012	$9,999
Dec 16	$10,230	$10,216
Jan 17	$10,504	$10,494
Feb 17	$10,796	$10,789
Mar 17	$10,929	$10,921
Apr 17	$11,100	$11,091
May 17	$11,361	$11,336
Jun 17	$11,413	$11,387
Jul 17	$11,731	$11,706
Aug 17	$11,778	$11,751
Sep 17	$12,014	$11,978
Oct 17	$12,265	$12,226
Nov 17	$12,510	$12,463
Dec 17	$12,720	$12,664
Jan 18	$13,439	$13,379
Feb 18	$12,884	$12,817
Mar 18	$12,593	$12,533
Apr 18	$12,724	$12,662
May 18	$12,750	$12,678
Jun 18	$12,685	$12,609
Jul 18	$13,069	$12,989
Aug 18	$13,179	$13,092
Sep 18	$13,242	$13,148
Oct 18	$12,256	$12,163
Nov 18	$12,432	$12,341
Dec 18	$11,556	$11,472
Jan 19	$12,476	$12,378
Feb 19	$12,809	$12,709
Mar 19	$12,971	$12,868
Apr 19	$13,411	$13,303
May 19	$12,613	$12,514
Jun 19	$13,438	$13,334
Jul 19	$13,480	$13,373
Aug 19	$13,166	$13,055
Sep 19	$13,441	$13,330
Oct 19	$13,810	$13,695
Nov 19	$14,143	$14,029
Dec 19	$14,642	$14,523
Jan 20	$14,475	$14,363
Feb 20	$13,308	$13,203
Mar 20	$11,512	$11,420
Apr 20	$12,736	$12,644
May 20	$13,313	$13,194
Jun 20	$13,736	$13,615
Jul 20	$14,462	$14,335
Aug 20	$15,350	$15,213
Sep 20	$14,855	$14,722
Oct 20	$14,494	$14,364
Nov 20	$16,284	$16,135
Dec 20	$17,040	$16,884
Jan 21	$16,963	$16,807
Feb 21	$17,351	$17,196
Mar 21	$17,820	$17,656
Apr 21	$18,592	$18,427
May 21	$18,874	$18,706
Jun 21	$19,128	$18,961
Jul 21	$19,254	$19,092
Aug 21	$19,715	$19,569
Sep 21	$18,881	$18,761
Oct 21	$19,880	$19,719
Nov 21	$19,411	$19,244
Dec 21	$20,172	$20,013
Jan 22	$19,270	$19,031
Feb 22	$18,666	$18,539
Mar 22	$19,032	$18,941
Apr 22	$17,511	$17,425
May 22	$17,597	$17,445
Jun 22	$16,146	$15,975
Jul 22	$17,271	$17,090
Aug 22	$16,572	$16,461
Sep 22	$14,989	$14,885
Oct 22	$15,915	$15,783
Nov 22	$17,270	$17,008
Dec 22	$16,487	$16,338
Jan 23	$17,704	$17,510
Feb 23	$17,145	$17,008
Mar 23	$17,708	$17,532
Apr 23	$17,969	$17,784
May 23	$17,779	$17,593
Jun 23	$18,811	$18,615
Jul 23	$19,473	$19,296
Aug 23	$18,920	$18,757
Sep 23	$18,128	$17,981
Oct 23	$17,636	$17,441
Nov 23	$19,230	$19,051
Dec 23	$20,151	$19,966
Jan 24	$20,219	$20,083
Feb 24	$21,140	$20,944
Mar 24	$21,804	$21,602
Apr 24	$21,036	$20,889
May 24	$21,981	$21,738
Jun 24	$22,425	$22,222
Jul 24	$22,795	$22,580
Aug 24	$23,371	$23,154
Sep 24	$23,883	$23,692
Oct 24	$23,364	$23,160
Nov 24	$24,284	$24,026
Dec 24	$23,659	$23,457
Jan 25	$24,436	$24,245
Feb 25	$24,350	$24,099
Mar 25	$23,423	$23,147
Apr 25	$23,600	$23,363
May 25	$24,949	$24,705
Jun 25	$26,106	$25,815
Jul 25	$26,373	$26,165
Aug 25	$27,079	$26,811
Sep 25	$28,084	$27,783
Oct 25	$28,682	$28,404
Nov 25	$28,695	$28,401
Dec 25	$28,966	$28,697
Jan 26	$29,787	$29,548
Feb 26	$30,185	$29,928
Mar 26	$28,285	$27,779
Apr 26	$30,994	$30,604
May 26	$32,482	$32,184
Jun 26	$32,337	$31,926
Jul 26	$32,219	$31,950

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
22.17%	10.85%	12.41%
MSCI All Country World Index (Net)...
22.11	10.85	12.32

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 32,332,112,677
Holdings Count | Holding		2,240
Advisory Fees Paid, Amount		$ 81,534,579
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$32,332,112,677
Number of Portfolio Holdings...
2,240
Net Investment Advisory Fees...
$81,534,579
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.1%
Financials...
17.2
Industrials...
10.9
Consumer Discretionary...
9.0
Health Care...
8.4
Communication Services...
8.0
Consumer Staples...
4.8
Energy...
4.0
Materials...
3.5
Utilities...
2.5
Real Estate...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
63.6%
Japan...
5.0
United Kingdom...
3.2
Taiwan...
3.1
Canada...
3.0
China...
2.5
South Korea...
2.3
France...
2.2
Switzerland...
2.0
Germany...
2.0
OtherFootnote Reference(b)...
11.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000065072
Shareholder Report [Line Items]
Fund Name		iShares MSCI All Country Asia ex Japan ETF
Trading Symbol		AAXJ
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI All Country Asia ex Japan ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI All Country Asia ex Japan ETF	$81	0.69%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 35.45%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 36.44% and the MSCI AC Asia ex Japan Index (Net) returned 37.54%.

What contributed to performance?

South Korean equities were a meaningful contributor to the Fund’s return during the reporting period, as the information technology sector benefited from the artificial intelligence ("AI") boom. Stocks were supported by surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for the country's leading chipmakers. In Taiwan, semiconductor stocks were supported by soaring demand for advanced chips used in high-performance computing and AI applications, benefiting leading manufacturers of the world’s most advanced semiconductors. Taiwanese electronic component makers also benefited from strong demand related to AI infrastructure, particularly for power management, thermal management, and other components used in data centers.

What detracted from performance?

Indian stocks detracted from the Fund’s return during the reporting period, amid foreign investor outflows, elevated valuations, and concerns over earnings growth, while geopolitical tensions and higher oil prices added to market volatility.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI AC Asia ex Japan Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,331	$10,248	$10,337
Sep 16	$10,493	$10,380	$10,505
Oct 16	$10,330	$10,405	$10,346
Nov 16	$10,028	$9,926	$10,048
Dec 16	$9,820	$9,948	$9,842
Jan 17	$10,423	$10,492	$10,452
Feb 17	$10,770	$10,813	$10,806
Mar 17	$11,114	$11,086	$11,159
Apr 17	$11,350	$11,329	$11,402
May 17	$11,832	$11,664	$11,898
Jun 17	$12,013	$11,781	$12,087
Jul 17	$12,641	$12,484	$12,733
Aug 17	$12,801	$12,762	$12,903
Sep 17	$12,777	$12,711	$12,888
Oct 17	$13,366	$13,157	$13,496
Nov 17	$13,441	$13,184	$13,581
Dec 17	$13,799	$13,657	$13,948
Jan 18	$14,834	$14,795	$15,003
Feb 18	$14,086	$14,113	$14,256
Mar 18	$13,853	$13,831	$14,017
Apr 18	$13,961	$13,789	$14,140
May 18	$13,779	$13,300	$13,953
Jun 18	$13,110	$12,748	$13,284
Jul 18	$13,212	$13,028	$13,395
Aug 18	$13,067	$12,676	$13,259
Sep 18	$12,887	$12,608	$13,075
Oct 18	$11,487	$11,510	$11,657
Nov 18	$12,088	$11,985	$12,276
Dec 18	$11,755	$11,667	$11,943
Jan 19	$12,608	$12,689	$12,816
Feb 19	$12,859	$12,717	$13,084
Mar 19	$13,071	$12,824	$13,308
Apr 19	$13,311	$13,094	$13,561
May 19	$12,172	$12,144	$12,405
Jun 19	$12,970	$12,902	$13,221
Jul 19	$12,736	$12,744	$12,987
Aug 19	$12,173	$12,123	$12,419
Sep 19	$12,368	$12,354	$12,626
Oct 19	$12,920	$12,875	$13,200
Nov 19	$12,940	$12,857	$13,233
Dec 19	$13,800	$13,817	$14,113
Jan 20	$13,176	$13,172	$13,486
Feb 20	$12,798	$12,478	$13,098
Mar 20	$11,247	$10,556	$11,519
Apr 20	$12,145	$11,523	$12,552
May 20	$12,100	$11,611	$12,406
Jun 20	$13,104	$12,465	$13,444
Jul 20	$14,204	$13,579	$14,587
Aug 20	$14,695	$13,879	$15,104
Sep 20	$14,466	$13,656	$14,877
Oct 20	$14,854	$13,937	$15,293
Nov 20	$16,031	$15,226	$16,522
Dec 20	$17,093	$16,346	$17,644
Jan 21	$17,784	$16,847	$18,364
Feb 21	$17,979	$16,976	$18,593
Mar 21	$17,527	$16,719	$18,121
Apr 21	$17,950	$17,136	$18,570
May 21	$17,979	$17,332	$18,606
Jun 21	$18,119	$17,563	$18,774
Jul 21	$16,744	$16,381	$17,367
Aug 21	$17,029	$16,810	$17,764
Sep 21	$16,297	$16,142	$17,022
Oct 21	$16,520	$16,301	$17,253
Nov 21	$15,867	$15,637	$16,585
Dec 21	$16,087	$15,930	$16,812
Jan 22	$15,875	$15,629	$16,290
Feb 22	$15,308	$15,162	$15,908
Mar 22	$14,645	$14,819	$15,468
Apr 22	$13,856	$13,995	$14,670
May 22	$14,034	$14,057	$14,737
Jun 22	$13,528	$13,122	$14,075
Jul 22	$13,310	$13,090	$13,905
Aug 22	$13,185	$13,145	$13,904
Sep 22	$11,534	$11,604	$12,128
Oct 22	$10,854	$11,243	$11,389
Nov 22	$13,066	$12,911	$13,530
Dec 22	$12,840	$12,730	$13,505
Jan 23	$13,996	$13,735	$14,614
Feb 23	$12,969	$12,844	$13,617
Mar 23	$13,445	$13,233	$14,091
Apr 23	$13,204	$13,083	$13,798
May 23	$12,869	$12,864	$13,546
Jun 23	$13,256	$13,352	$13,914
Jul 23	$14,061	$14,183	$14,766
Aug 23	$13,092	$13,309	$13,819
Sep 23	$12,711	$12,961	$13,448
Oct 23	$12,259	$12,458	$12,928
Nov 23	$13,045	$13,455	$13,827
Dec 23	$13,475	$13,981	$14,313
Jan 24	$12,747	$13,332	$13,532
Feb 24	$13,429	$13,966	$14,290
Mar 24	$13,752	$14,273	$14,607
Apr 24	$13,824	$14,376	$14,835
May 24	$14,198	$14,457	$15,066
Jun 24	$14,666	$15,027	$15,707
Jul 24	$14,708	$15,072	$15,687
Aug 24	$14,886	$15,315	$15,993
Sep 24	$15,970	$16,338	$17,341
Oct 24	$15,343	$15,611	$16,544
Nov 24	$15,026	$15,051	$16,001
Dec 24	$14,887	$15,030	$16,024
Jan 25	$15,020	$15,298	$16,144
Feb 25	$15,219	$15,373	$16,311
Mar 25	$15,311	$15,470	$16,315
Apr 25	$15,285	$15,673	$16,436
May 25	$16,014	$16,342	$17,300
Jun 25	$17,099	$17,324	$18,349
Jul 25	$17,431	$17,662	$18,818
Aug 25	$17,778	$17,889	$19,025
Sep 25	$18,934	$19,168	$20,322
Oct 25	$19,698	$19,969	$21,236
Nov 25	$19,226	$19,492	$20,632
Dec 25	$19,664	$20,075	$21,194
Jan 26	$21,128	$21,852	$22,931
Feb 26	$22,365	$23,053	$24,277
Mar 26	$20,068	$20,042	$20,944
Apr 26	$22,924	$22,990	$24,357
May 26	$25,035	$25,217	$27,096
Jun 26	$25,231	$24,862	$26,747
Jul 26	$23,610	$24,098	$25,883

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
35.45%	7.11%	8.97%
MSCI Emerging Markets Index (Net)...
36.44	8.03	9.19
MSCI AC Asia ex Japan Index (Net)...
37.54	8.31	9.98

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,715,554,756
Holdings Count | Holding		944
Advisory Fees Paid, Amount		$ 23,894,751
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,715,554,756
Number of Portfolio Holdings...
944
Net Investment Advisory Fees...
$23,894,751
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
44.8%
Financials...
18.3
Consumer Discretionary...
9.3
Industrials...
7.4
Communication Services...
6.7
Materials...
3.2
Health Care...
2.8
Energy...
2.2
Consumer Staples...
2.1
Utilities...
1.7
Real Estate...
1.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
29.7%
China...
24.1
South Korea...
22.0
India...
13.2
Hong Kong...
4.0
Singapore...
3.8
Thailand...
1.1
Malaysia...
1.1
Indonesia...
0.6
Philippines...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

C000082529
Shareholder Report [Line Items]
Fund Name		iShares MSCI Europe Financials ETF
Trading Symbol		EUFN
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Europe Financials ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Financials ETF	$58	0.49%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 35.75%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI Europe Financials Index (Net) returned 34.60%.

What contributed to performance?

During the reporting period, stocks in the United Kingdom were the largest contributors to the Fund’s return. Notably, diversified banks in the financials sector benefited from resilient profitability and strong capital positions. While interest rates were lowered by the Bank of England during the reporting period, they remained elevated enough to support bank margins and lending income. Spanish financials stocks were supported by strong domestic economic growth, loan strength, and resilient profitability, which helped offset pressure on net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits). Italian financials stocks also contributed, helped by strong profitability, resilient lending, and sector consolidation, while as elevated interest rates continued to support bank margins and lending income.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Europe Financials Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,570	$10,063	$10,575
Sep 16	$10,509	$10,187	$10,521
Oct 16	$10,876	$10,041	$10,898
Nov 16	$11,029	$9,809	$11,052
Dec 16	$11,696	$10,060	$11,725
Jan 17	$12,072	$10,416	$12,109
Feb 17	$11,831	$10,582	$11,871
Mar 17	$12,509	$10,850	$12,553
Apr 17	$13,100	$11,082	$13,141
May 17	$13,507	$11,442	$13,537
Jun 17	$13,794	$11,477	$13,833
Jul 17	$14,628	$11,901	$14,677
Aug 17	$14,293	$11,963	$14,347
Sep 17	$14,824	$12,185	$14,881
Oct 17	$14,622	$12,415	$14,687
Nov 17	$14,691	$12,515	$14,762
Dec 17	$14,873	$12,795	$14,951
Jan 18	$16,132	$13,508	$16,227
Feb 18	$15,324	$12,871	$15,416
Mar 18	$14,650	$12,643	$14,730
Apr 18	$15,013	$12,845	$15,096
May 18	$13,613	$12,549	$13,659
Jun 18	$13,460	$12,313	$13,514
Jul 18	$14,016	$12,607	$14,077
Aug 18	$13,229	$12,344	$13,291
Sep 18	$13,460	$12,400	$13,527
Oct 18	$12,269	$11,391	$12,333
Nov 18	$12,176	$11,499	$12,247
Dec 18	$11,425	$10,979	$11,493
Jan 19	$12,131	$11,808	$12,210
Feb 19	$12,649	$12,039	$12,739
Mar 19	$12,219	$12,111	$12,298
Apr 19	$13,133	$12,431	$13,221
May 19	$12,098	$11,763	$12,144
Jun 19	$12,729	$12,472	$12,782
Jul 19	$12,260	$12,321	$12,318
Aug 19	$11,470	$11,940	$11,526
Sep 19	$12,309	$12,247	$12,382
Oct 19	$12,841	$12,675	$12,922
Nov 19	$13,016	$12,787	$13,097
Dec 19	$13,716	$13,340	$13,807
Jan 20	$13,116	$12,982	$13,213
Feb 20	$11,838	$11,956	$11,928
Mar 20	$8,958	$10,225	$9,027
Apr 20	$9,283	$10,999	$9,340
May 20	$9,452	$11,359	$9,502
Jun 20	$10,174	$11,873	$10,226
Jul 20	$10,346	$12,402	$10,403
Aug 20	$10,874	$12,933	$10,937
Sep 20	$9,838	$12,615	$9,900
Oct 20	$9,446	$12,344	$9,517
Nov 20	$12,153	$14,004	$12,252
Dec 20	$12,591	$14,761	$12,696
Jan 21	$12,153	$14,793	$12,255
Feb 21	$13,481	$15,086	$13,602
Mar 21	$13,804	$15,277	$13,927
Apr 21	$14,356	$15,727	$14,478
May 21	$15,138	$16,219	$15,231
Jun 21	$14,313	$16,113	$14,394
Jul 21	$14,379	$15,848	$14,511
Aug 21	$14,686	$16,149	$14,826
Sep 21	$14,386	$15,632	$14,592
Oct 21	$15,345	$16,005	$15,503
Nov 21	$14,152	$15,284	$14,229
Dec 21	$15,012	$15,916	$15,172
Jan 22	$15,550	$15,330	$15,540
Feb 22	$14,079	$15,026	$14,313
Mar 22	$14,114	$15,050	$14,412
Apr 22	$12,977	$14,105	$13,249
May 22	$13,661	$14,206	$13,712
Jun 22	$12,248	$12,984	$12,249
Jul 22	$12,377	$13,429	$12,389
Aug 22	$11,836	$12,997	$11,970
Sep 22	$10,849	$11,698	$11,034
Oct 22	$11,817	$12,048	$11,919
Nov 22	$13,642	$13,470	$13,497
Dec 22	$13,692	$13,369	$13,802
Jan 23	$15,498	$14,453	$15,536
Feb 23	$15,562	$13,946	$15,760
Mar 23	$14,611	$14,287	$14,716
Apr 23	$15,416	$14,535	$15,505
May 23	$14,680	$14,006	$14,639
Jun 23	$15,568	$14,635	$15,594
Jul 23	$16,330	$15,230	$16,432
Aug 23	$15,607	$14,542	$15,710
Sep 23	$15,341	$14,083	$15,508
Oct 23	$14,762	$13,502	$14,777
Nov 23	$16,389	$14,717	$16,490
Dec 23	$17,276	$15,457	$17,361
Jan 24	$16,993	$15,303	$17,255
Feb 24	$17,464	$15,691	$17,570
Mar 24	$18,717	$16,181	$18,841
Apr 24	$18,283	$15,891	$18,474
May 24	$19,900	$16,352	$19,868
Jun 24	$18,971	$16,336	$19,062
Jul 24	$19,880	$16,714	$19,961
Aug 24	$20,627	$17,190	$20,698
Sep 24	$21,101	$17,654	$21,226
Oct 24	$20,443	$16,787	$20,515
Nov 24	$20,360	$16,636	$20,457
Dec 24	$20,285	$16,312	$20,404
Jan 25	$21,929	$16,969	$22,200
Feb 25	$23,882	$17,205	$24,002
Mar 25	$24,741	$17,166	$24,755
Apr 25	$26,027	$17,786	$26,151
May 25	$27,575	$18,600	$27,696
Jun 25	$28,242	$19,232	$28,290
Jul 25	$28,574	$19,176	$28,897
Aug 25	$29,830	$19,842	$30,012
Sep 25	$30,658	$20,557	$30,732
Oct 25	$30,205	$20,972	$30,384
Nov 25	$31,188	$20,967	$31,400
Dec 25	$33,517	$21,595	$33,862
Jan 26	$34,598	$22,887	$34,942
Feb 26	$34,290	$24,036	$34,663
Mar 26	$31,450	$21,443	$31,071
Apr 26	$34,218	$23,512	$34,334
May 26	$34,951	$24,696	$35,245
Jun 26	$36,277	$24,551	$36,491
Jul 26	$38,790	$24,635	$38,895

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
35.75%	21.96%	14.52%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI Europe Financials Index (Net)...
34.60	21.80	14.55

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 4,203,178,446
Holdings Count | Holding		88
Advisory Fees Paid, Amount		$ 19,833,735
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,203,178,446
Number of Portfolio Holdings...
88
Net Investment Advisory Fees...
$19,833,735
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Banks...
59.2%
Insurance...
23.4
Capital Markets...
12.5
Financial Services...
4.9
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
24.6%
Spain...
12.2
Germany...
12.1
Switzerland...
11.6
Italy...
10.7
France...
8.4
Sweden...
7.1
Netherlands...
5.9
Austria...
1.7
Belgium...
1.5
OtherFootnote Reference(b)...
4.2
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000050168
Shareholder Report [Line Items]
Fund Name		iShares MSCI Europe Small-Cap ETF
Trading Symbol		IEUS
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Europe Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Small-Cap ETF	$44	0.41%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 13.87%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 28.46% and the MSCI Europe Small Cap Index (Net) returned 12.74%.

What contributed to performance?

Small-cap stocks in the United Kingdom contributed the most to the Fund’s return during the reporting period. Notably, diversified banks in the financials sector benefited from resilient profitability and strong capital positions. While interest rates were lowered by the Bank of England during the reporting period, they remained elevated enough to support bank margins and lending income. Capital goods stocks in the industrials sector also contributed, including machinery companies and trading distribution companies. In Norway, small-cap energy stocks benefited from strong offshore activity, robust project awards and backlogs, and continued investment in subsea oil and gas development. Italian small-cap stocks also contributed, particularly in the utilities and information technology sectors.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Europe Small Cap Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,114	$10,063	$10,112
Sep 16	$10,309	$10,187	$10,304
Oct 16	$9,800	$10,041	$9,793
Nov 16	$9,591	$9,809	$9,587
Dec 16	$10,003	$10,060	$9,997
Jan 17	$10,339	$10,416	$10,335
Feb 17	$10,492	$10,582	$10,493
Mar 17	$10,842	$10,850	$10,842
Apr 17	$11,573	$11,082	$11,573
May 17	$12,074	$11,442	$12,072
Jun 17	$11,944	$11,477	$11,943
Jul 17	$12,474	$11,901	$12,477
Aug 17	$12,495	$11,963	$12,506
Sep 17	$12,986	$12,185	$12,997
Oct 17	$13,062	$12,415	$13,074
Nov 17	$13,122	$12,515	$13,135
Dec 17	$13,531	$12,795	$13,547
Jan 18	$14,308	$13,508	$14,328
Feb 18	$13,604	$12,871	$13,624
Mar 18	$13,482	$12,643	$13,503
Apr 18	$13,798	$12,845	$13,812
May 18	$13,555	$12,549	$13,567
Jun 18	$13,409	$12,313	$13,419
Jul 18	$13,616	$12,607	$13,628
Aug 18	$13,466	$12,344	$13,478
Sep 18	$13,193	$12,400	$13,202
Oct 18	$11,892	$11,391	$11,901
Nov 18	$11,479	$11,499	$11,485
Dec 18	$10,849	$10,979	$10,851
Jan 19	$11,862	$11,808	$11,872
Feb 19	$12,167	$12,039	$12,179
Mar 19	$12,160	$12,111	$12,172
Apr 19	$12,699	$12,431	$12,711
May 19	$11,895	$11,763	$11,896
Jun 19	$12,508	$12,472	$12,512
Jul 19	$12,210	$12,321	$12,214
Aug 19	$11,874	$11,940	$11,876
Sep 19	$12,168	$12,247	$12,172
Oct 19	$12,757	$12,675	$12,767
Nov 19	$13,182	$12,787	$13,197
Dec 19	$13,985	$13,340	$14,005
Jan 20	$13,568	$12,982	$13,589
Feb 20	$12,365	$11,956	$12,385
Mar 20	$9,723	$10,225	$9,739
Apr 20	$10,811	$10,999	$10,827
May 20	$11,545	$11,359	$11,562
Jun 20	$11,813	$11,873	$11,829
Jul 20	$12,574	$12,402	$12,592
Aug 20	$13,435	$12,933	$13,461
Sep 20	$13,088	$12,615	$13,120
Oct 20	$12,429	$12,344	$12,459
Nov 20	$14,692	$14,004	$14,731
Dec 20	$15,921	$14,761	$15,965
Jan 21	$15,870	$14,793	$15,917
Feb 21	$16,464	$15,086	$16,517
Mar 21	$16,762	$15,277	$16,816
Apr 21	$17,807	$15,727	$17,864
May 21	$18,412	$16,219	$18,464
Jun 21	$17,824	$16,113	$17,867
Jul 21	$18,453	$15,848	$18,523
Aug 21	$19,012	$16,149	$19,080
Sep 21	$17,772	$15,632	$17,900
Oct 21	$18,425	$16,005	$18,506
Nov 21	$17,440	$15,284	$17,425
Dec 21	$18,268	$15,916	$18,374
Jan 22	$16,954	$15,330	$16,890
Feb 22	$16,083	$15,026	$16,257
Mar 22	$15,975	$15,050	$16,218
Apr 22	$14,874	$14,105	$15,085
May 22	$15,029	$14,206	$15,058
Jun 22	$12,987	$12,984	$12,962
Jul 22	$13,905	$13,429	$13,886
Aug 22	$12,650	$12,997	$12,746
Sep 22	$10,943	$11,698	$11,059
Oct 22	$11,880	$12,048	$11,940
Nov 22	$13,463	$13,470	$13,226
Dec 22	$13,346	$13,369	$13,363
Jan 23	$14,639	$14,453	$14,612
Feb 23	$14,540	$13,946	$14,661
Mar 23	$14,372	$14,287	$14,403
Apr 23	$14,853	$14,535	$14,869
May 23	$14,049	$14,006	$13,992
Jun 23	$14,433	$14,635	$14,438
Jul 23	$15,027	$15,230	$15,081
Aug 23	$14,363	$14,542	$14,411
Sep 23	$13,544	$14,083	$13,622
Oct 23	$12,825	$13,502	$12,798
Nov 23	$14,354	$14,717	$14,397
Dec 23	$15,566	$15,457	$15,594
Jan 24	$15,036	$15,303	$15,203
Feb 24	$15,118	$15,691	$15,152
Mar 24	$15,740	$16,181	$15,777
Apr 24	$15,369	$15,891	$15,492
May 24	$16,714	$16,352	$16,647
Jun 24	$15,847	$16,336	$15,885
Jul 24	$16,707	$16,714	$16,722
Aug 24	$17,023	$17,190	$17,050
Sep 24	$17,207	$17,654	$17,270
Oct 24	$16,071	$16,787	$16,038
Nov 24	$15,784	$16,636	$15,795
Dec 24	$15,401	$16,312	$15,444
Jan 25	$16,000	$16,969	$16,127
Feb 25	$16,203	$17,205	$16,231
Mar 25	$16,359	$17,166	$16,323
Apr 25	$17,460	$17,786	$17,491
May 25	$18,685	$18,600	$18,708
Jun 25	$19,562	$19,232	$19,514
Jul 25	$19,100	$19,176	$19,245
Aug 25	$19,504	$19,842	$19,541
Sep 25	$19,704	$20,557	$19,702
Oct 25	$19,506	$20,972	$19,566
Nov 25	$19,617	$20,967	$19,668
Dec 25	$20,251	$21,595	$20,381
Jan 26	$21,243	$22,887	$21,377
Feb 26	$21,632	$24,036	$21,717
Mar 26	$19,664	$21,443	$19,439
Apr 26	$21,270	$23,512	$21,263
May 26	$21,922	$24,696	$22,009
Jun 26	$20,883	$24,551	$20,914
Jul 26	$21,750	$24,635	$21,696

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
13.87%	3.34%	8.08%
MSCI ACWI ex USA Index (Net)...
28.46	9.22	9.43
MSCI Europe Small Cap Index (Net)...
12.74	3.21	8.05

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 180,159,588
Holdings Count | Holding		849
Advisory Fees Paid, Amount		$ 653,390
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$180,159,588
Number of Portfolio Holdings...
849
Net Investment Advisory Fees...
$653,390
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
26.3%
Financials...
15.9
Consumer Discretionary...
11.4
Real Estate...
8.7
Materials...
8.5
Health Care...
7.0
Information Technology...
7.0
Energy...
5.1
Communication Services...
4.4
Consumer Staples...
3.6
Utilities...
2.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
29.7%
Sweden...
11.0
Switzerland...
9.7
France...
8.9
Germany...
8.6
Italy...
5.9
Norway...
5.4
Denmark...
4.3
Belgium...
3.5
Netherlands...
3.4
OtherFootnote Reference(b)...
9.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000055846
Shareholder Report [Line Items]
Fund Name		iShares MSCI Kokusai ETF
Trading Symbol		TOK
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI Kokusai ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kokusai ETF	$28	0.25%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 20.08%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the MSCI Kokusai Index (Net) returned 19.75%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. Further, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. An interactive media and services company in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding monetization of AI across search and other platforms.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI Kokusai Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,011	$10,034	$10,005
Sep 16	$10,056	$10,095	$10,048
Oct 16	$9,831	$9,924	$9,822
Nov 16	$10,013	$9,999	$10,001
Dec 16	$10,267	$10,216	$10,255
Jan 17	$10,502	$10,494	$10,489
Feb 17	$10,812	$10,789	$10,797
Mar 17	$10,944	$10,921	$10,927
Apr 17	$11,113	$11,091	$11,093
May 17	$11,346	$11,336	$11,318
Jun 17	$11,383	$11,387	$11,355
Jul 17	$11,662	$11,706	$11,630
Aug 17	$11,685	$11,751	$11,649
Sep 17	$11,950	$11,978	$11,914
Oct 17	$12,143	$12,226	$12,108
Nov 17	$12,401	$12,463	$12,361
Dec 17	$12,578	$12,664	$12,536
Jan 18	$13,252	$13,379	$13,206
Feb 18	$12,671	$12,817	$12,625
Mar 18	$12,397	$12,533	$12,349
Apr 18	$12,547	$12,662	$12,497
May 18	$12,652	$12,678	$12,595
Jun 18	$12,676	$12,609	$12,619
Jul 18	$13,106	$12,989	$13,046
Aug 18	$13,282	$13,092	$13,220
Sep 18	$13,327	$13,148	$13,263
Oct 18	$12,365	$12,163	$12,303
Nov 18	$12,518	$12,341	$12,451
Dec 18	$11,557	$11,472	$11,494
Jan 19	$12,470	$12,378	$12,407
Feb 19	$12,884	$12,709	$12,815
Mar 19	$13,066	$12,868	$12,992
Apr 19	$13,557	$13,303	$13,477
May 19	$12,761	$12,514	$12,678
Jun 19	$13,636	$13,334	$13,546
Jul 19	$13,706	$13,373	$13,618
Aug 19	$13,418	$13,055	$13,327
Sep 19	$13,682	$13,330	$13,588
Oct 19	$14,003	$13,695	$13,905
Nov 19	$14,425	$14,029	$14,321
Dec 19	$14,869	$14,523	$14,762
Jan 20	$14,788	$14,363	$14,682
Feb 20	$13,549	$13,203	$13,450
Mar 20	$11,686	$11,420	$11,598
Apr 20	$13,022	$12,644	$12,925
May 20	$13,648	$13,194	$13,537
Jun 20	$14,045	$13,615	$13,927
Jul 20	$14,794	$14,335	$14,670
Aug 20	$15,773	$15,213	$15,639
Sep 20	$15,172	$14,722	$15,043
Oct 20	$14,688	$14,364	$14,563
Nov 20	$16,576	$16,135	$16,429
Dec 20	$17,281	$16,884	$17,127
Jan 21	$17,110	$16,807	$16,957
Feb 21	$17,565	$17,196	$17,406
Mar 21	$18,190	$17,656	$18,018
Apr 21	$19,129	$18,427	$18,947
May 21	$19,426	$18,706	$19,234
Jun 21	$19,727	$18,961	$19,531
Jul 21	$20,121	$19,092	$19,924
Aug 21	$20,613	$19,569	$20,412
Sep 21	$19,635	$18,761	$19,465
Oct 21	$20,908	$19,719	$20,700
Nov 21	$20,474	$19,244	$20,251
Dec 21	$21,359	$20,013	$21,149
Jan 22	$20,284	$19,031	$20,027
Feb 22	$19,687	$18,539	$19,502
Mar 22	$20,250	$18,941	$20,080
Apr 22	$18,564	$17,425	$18,418
May 22	$18,644	$17,445	$18,414
Jun 22	$17,039	$15,975	$16,809
Jul 22	$18,418	$17,090	$18,169
Aug 22	$17,587	$16,461	$17,390
Sep 22	$15,953	$14,885	$15,786
Oct 22	$17,174	$15,783	$16,962
Nov 22	$18,458	$17,008	$18,113
Dec 22	$17,547	$16,338	$17,292
Jan 23	$18,819	$17,510	$18,525
Feb 23	$18,338	$17,008	$18,098
Mar 23	$18,926	$17,532	$18,646
Apr 23	$19,280	$17,784	$18,990
May 23	$19,078	$17,593	$18,766
Jun 23	$20,242	$18,615	$19,925
Jul 23	$20,906	$19,296	$20,599
Aug 23	$20,411	$18,757	$20,107
Sep 23	$19,497	$17,981	$19,211
Oct 23	$19,052	$17,441	$18,674
Nov 23	$20,833	$19,051	$20,434
Dec 23	$21,870	$19,966	$21,445
Jan 24	$22,041	$20,083	$21,655
Feb 24	$23,045	$20,944	$22,591
Mar 24	$23,792	$21,602	$23,320
Apr 24	$22,892	$20,889	$22,471
May 24	$24,038	$21,738	$23,520
Jun 24	$24,529	$22,222	$24,038
Jul 24	$24,919	$22,580	$24,404
Aug 24	$25,611	$23,154	$25,081
Sep 24	$26,105	$23,692	$25,577
Oct 24	$25,644	$23,160	$25,099
Nov 24	$26,872	$24,026	$26,308
Dec 24	$26,129	$23,457	$25,589
Jan 25	$27,047	$24,245	$26,521
Feb 25	$26,911	$24,099	$26,339
Mar 25	$25,675	$23,147	$25,100
Apr 25	$25,817	$23,363	$25,261
May 25	$27,383	$24,705	$26,784
Jun 25	$28,629	$25,815	$27,981
Jul 25	$28,973	$26,165	$28,385
Aug 25	$29,702	$26,811	$29,056
Sep 25	$30,693	$27,783	$30,004
Oct 25	$31,261	$28,404	$30,580
Nov 25	$31,369	$28,401	$30,684
Dec 25	$31,608	$28,697	$30,937
Jan 26	$32,229	$29,548	$31,552
Feb 26	$32,338	$29,928	$31,633
Mar 26	$30,525	$27,779	$29,743
Apr 26	$33,377	$30,604	$32,604
May 26	$34,843	$32,184	$34,080
Jun 26	$34,608	$31,926	$33,827
Jul 26	$34,791	$31,950	$33,990

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.08%	11.57%	13.28%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
MSCI Kokusai Index (Net)...
19.75	11.27	13.01

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 249,803,924
Holdings Count | Holding		1,120
Advisory Fees Paid, Amount		$ 585,290
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$249,803,924
Number of Portfolio Holdings...
1,120
Net Investment Advisory Fees...
$585,290
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
29.4%
Financials...
16.7
Industrials...
10.7
Health Care...
9.4
Consumer Discretionary...
8.6
Communication Services...
8.3
Consumer Staples...
5.2
Energy...
4.2
Materials...
3.2
Utilities...
2.6
Real Estate...
1.7
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
76.2%
United Kingdom...
3.8
Canada...
3.6
France...
2.6
Switzerland...
2.5
Germany...
2.4
Australia...
1.8
Netherlands...
1.4
Spain...
1.1
Sweden...
1.0
OtherFootnote Reference(b)...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000231047
Shareholder Report [Line Items]
Fund Name		iShares ESG Optimized MSCI USA Min Vol Factor ETF
Trading Symbol		ESMV
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Optimized MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Optimized MSCI USA Min Vol Factor ETF	$19	0.18%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 9.02%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index returned 9.17%.

What contributed to performance?

Pharmaceutical companies in the healthcare sector contributed the most to the Fund’s return during the reporting period. These firms benefited from strong demand for GLP-1 therapies targeting obesity and diabetes, alongside continued innovation in oncology and immunology. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity also supported investor sentiment across the biotechnology subsector. Managed healthcare names were also positive, supported by improving medical-cost trends, stronger profitability, and better-than-expected earnings, as insurers made progress managing costs and adjusting pricing. Semiconductors and semiconductor equipment stocks in the information technology sector benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Oct 21	$10,000	$10,000	$10,000
Nov 21	$9,781	$9,846	$9,779
Dec 21	$10,399	$10,235	$10,404
Jan 22	$9,693	$9,655	$9,696
Feb 22	$9,354	$9,372	$9,360
Mar 22	$9,772	$9,702	$9,781
Apr 22	$9,217	$8,822	$9,226
May 22	$9,203	$8,803	$9,213
Jun 22	$8,796	$8,074	$8,806
Jul 22	$9,317	$8,828	$9,329
Aug 22	$9,023	$8,482	$9,035
Sep 22	$8,330	$7,695	$8,339
Oct 22	$9,024	$8,306	$9,037
Nov 22	$9,581	$8,758	$9,597
Dec 22	$9,226	$8,243	$9,242
Jan 23	$9,463	$8,785	$9,482
Feb 23	$9,112	$8,576	$9,130
Mar 23	$9,430	$8,880	$9,450
Apr 23	$9,565	$8,993	$9,587
May 23	$9,236	$9,051	$9,258
Jun 23	$9,736	$9,655	$9,763
Jul 23	$9,901	$9,987	$9,930
Aug 23	$9,796	$9,819	$9,826
Sep 23	$9,408	$9,359	$9,438
Oct 23	$9,288	$9,143	$9,320
Nov 23	$10,015	$10,005	$9,983
Dec 23	$10,343	$10,477	$10,312
Jan 24	$10,480	$10,640	$10,451
Feb 24	$10,724	$11,211	$10,696
Mar 24	$11,051	$11,567	$11,025
Apr 24	$10,619	$11,090	$10,594
May 24	$10,854	$11,620	$10,831
Jun 24	$11,015	$12,035	$10,993
Jul 24	$11,426	$12,186	$11,405
Aug 24	$11,896	$12,480	$11,876
Sep 24	$12,036	$12,749	$12,018
Oct 24	$11,824	$12,655	$11,808
Nov 24	$12,508	$13,447	$12,494
Dec 24	$11,709	$13,104	$11,695
Jan 25	$12,053	$13,503	$12,040
Feb 25	$12,272	$13,291	$12,262
Mar 25	$12,091	$12,513	$12,084
Apr 25	$11,927	$12,449	$11,922
May 25	$12,119	$13,252	$12,115
Jun 25	$12,263	$13,934	$12,260
Jul 25	$12,130	$14,253	$12,128
Aug 25	$12,311	$14,533	$12,309
Sep 25	$12,415	$15,066	$12,415
Oct 25	$12,235	$15,424	$12,235
Nov 25	$12,385	$15,429	$12,388
Dec 25	$12,329	$15,430	$12,335
Jan 26	$12,460	$15,630	$12,467
Feb 26	$12,796	$15,492	$12,806
Mar 26	$12,112	$14,733	$12,123
Apr 26	$12,585	$16,280	$12,595
May 26	$12,971	$17,137	$12,982
Jun 26	$13,103	$16,984	$13,116
Jul 26	$13,224	$16,974	$13,241

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
9.02%	6.07%
MSCI USA Index...
19.09	11.80
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index...
9.17	6.10

Performance Inception Date		Nov. 02, 2021
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 7,679,998
Holdings Count | Holding		157
Advisory Fees Paid, Amount		$ 13,361
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$7,679,998
Number of Portfolio Holdings...
157
Net Investment Advisory Fees...
$13,361
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.6%
Health Care...
14.2
Financials...
12.2
Consumer Staples...
8.5
Industrials...
8.3
Communication Services...
5.6
Consumer Discretionary...
5.0
Utilities...
4.9
Energy...
4.1
Materials...
2.8
Real Estate...
2.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Palo Alto Networks, Inc...
2.0%
Travelers Companies, Inc. (The)...
1.8
Microsoft Corp...
1.6
Applied Materials, Inc...
1.6
Welltower, Inc...
1.6
Merck & Co., Inc...
1.6
ServiceNow, Inc...
1.5
Cisco Systems, Inc...
1.5
Vertex Pharmaceuticals, Inc...
1.4
Verizon Communications, Inc...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

C000099141
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Min Vol Factor ETF
Trading Symbol		USMV
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Min Vol Factor ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 7.31%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Minimum Volatility Index returned 7.47%.

What contributed to performance?

Pharmaceutical companies in the healthcare sector contributed the most to the Fund’s return during the reporting period. The segment benefited from strong demand for GLP-1 therapies targeting obesity and diabetes, alongside continued innovation in oncology and immunology. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity also supported investor sentiment across the biotechnology subsector. In the financials sector, U.S. insurance companies benefited from strong underwriting performance, lower catastrophe losses, and resilient investment income.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that artificial intelligence tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI USA Index	MSCI USA Minimum Volatility Index
Jul 16	$10,000	$10,000	$10,000
Aug 16	$9,804	$10,015	$9,805
Sep 16	$9,738	$10,026	$9,741
Oct 16	$9,466	$9,836	$9,468
Nov 16	$9,526	$10,191	$9,528
Dec 16	$9,752	$10,381	$9,756
Jan 17	$9,879	$10,596	$9,885
Feb 17	$10,326	$11,013	$10,335
Mar 17	$10,336	$11,029	$10,347
Apr 17	$10,486	$11,148	$10,497
May 17	$10,700	$11,300	$10,715
Jun 17	$10,656	$11,371	$10,673
Jul 17	$10,870	$11,602	$10,888
Aug 17	$10,959	$11,640	$10,978
Sep 17	$11,016	$11,878	$11,037
Oct 17	$11,228	$12,150	$11,250
Nov 17	$11,578	$12,519	$11,603
Dec 17	$11,602	$12,655	$11,626
Jan 18	$12,006	$13,382	$12,035
Feb 18	$11,501	$12,890	$11,528
Mar 18	$11,471	$12,576	$11,502
Apr 18	$11,478	$12,626	$11,510
May 18	$11,604	$12,934	$11,637
Jun 18	$11,798	$13,022	$11,832
Jul 18	$12,191	$13,490	$12,230
Aug 18	$12,567	$13,936	$12,607
Sep 18	$12,721	$14,000	$12,765
Oct 18	$12,208	$13,028	$12,252
Nov 18	$12,661	$13,282	$12,709
Dec 18	$11,759	$12,086	$11,807
Jan 19	$12,437	$13,079	$12,487
Feb 19	$12,906	$13,517	$12,960
Mar 19	$13,252	$13,767	$13,307
Apr 19	$13,540	$14,319	$13,600
May 19	$13,319	$13,414	$13,382
Jun 19	$13,988	$14,356	$14,057
Jul 19	$14,217	$14,578	$14,287
Aug 19	$14,452	$14,324	$14,525
Sep 19	$14,581	$14,579	$14,658
Oct 19	$14,556	$14,897	$14,633
Nov 19	$14,747	$15,457	$14,827
Dec 19	$15,024	$15,910	$15,108
Jan 20	$15,372	$15,941	$15,460
Feb 20	$14,125	$14,641	$14,207
Mar 20	$12,440	$12,784	$12,517
Apr 20	$13,596	$14,466	$13,681
May 20	$14,188	$15,218	$14,278
Jun 20	$14,039	$15,565	$14,127
Jul 20	$14,669	$16,489	$14,764
Aug 20	$15,090	$17,727	$15,188
Sep 20	$14,843	$17,066	$14,942
Oct 20	$14,331	$16,622	$14,429
Nov 20	$15,506	$18,545	$15,614
Dec 20	$15,866	$19,310	$15,978
Jan 21	$15,441	$19,131	$15,550
Feb 21	$15,380	$19,630	$15,491
Mar 21	$16,228	$20,369	$16,347
Apr 21	$16,885	$21,477	$17,010
May 21	$17,021	$21,581	$17,152
Jun 21	$17,327	$22,181	$17,465
Jul 21	$17,929	$22,706	$18,075
Aug 21	$18,275	$23,376	$18,427
Sep 21	$17,366	$22,272	$17,511
Oct 21	$18,314	$23,826	$18,469
Nov 21	$17,950	$23,586	$18,104
Dec 21	$19,166	$24,518	$19,334
Jan 22	$18,033	$23,130	$18,194
Feb 22	$17,481	$22,452	$17,639
Mar 22	$18,438	$23,242	$18,607
Apr 22	$17,466	$21,135	$17,629
May 22	$17,462	$21,088	$17,627
Jun 22	$16,743	$19,343	$16,905
Jul 22	$17,597	$21,147	$17,769
Aug 22	$17,057	$20,318	$17,226
Sep 22	$15,831	$18,434	$15,991
Oct 22	$17,066	$19,897	$17,241
Nov 22	$18,050	$20,980	$18,238
Dec 22	$17,374	$19,746	$17,558
Jan 23	$17,630	$21,046	$17,817
Feb 23	$17,023	$20,543	$17,205
Mar 23	$17,595	$21,273	$17,786
Apr 23	$17,857	$21,543	$18,053
May 23	$17,277	$21,683	$17,467
Jun 23	$18,054	$23,129	$18,257
Jul 23	$18,297	$23,925	$18,504
Aug 23	$18,193	$23,522	$18,402
Sep 23	$17,677	$22,419	$17,883
Oct 23	$17,522	$21,903	$17,731
Nov 23	$18,644	$23,968	$18,768
Dec 23	$19,147	$25,097	$19,276
Jan 24	$19,577	$25,488	$19,711
Feb 24	$19,985	$26,856	$20,124
Mar 24	$20,613	$27,710	$20,759
Apr 24	$19,849	$26,567	$19,992
May 24	$20,404	$27,835	$20,553
Jun 24	$20,768	$28,831	$20,922
Jul 24	$21,541	$29,193	$21,704
Aug 24	$22,602	$29,897	$22,777
Sep 24	$22,699	$30,540	$22,877
Oct 24	$22,369	$30,314	$22,546
Nov 24	$23,492	$32,212	$23,681
Dec 24	$22,179	$31,392	$22,359
Jan 25	$22,973	$32,348	$23,163
Feb 25	$23,613	$31,838	$23,812
Mar 25	$23,466	$29,976	$23,670
Apr 25	$23,186	$29,822	$23,390
May 25	$23,444	$31,747	$23,651
Jun 25	$23,607	$33,380	$23,818
Jul 25	$23,298	$34,144	$23,507
Aug 25	$23,695	$34,814	$23,910
Sep 25	$24,016	$36,092	$24,237
Oct 25	$23,530	$36,949	$23,747
Nov 25	$24,069	$36,960	$24,295
Dec 25	$23,883	$36,964	$24,113
Jan 26	$24,089	$37,442	$24,323
Feb 26	$24,803	$37,112	$25,048
Mar 26	$23,598	$35,294	$23,835
Apr 26	$24,084	$38,998	$24,325
May 26	$24,575	$41,052	$24,824
Jun 26	$24,627	$40,686	$24,881
Jul 26	$25,001	$40,663	$25,262

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
7.31%	6.88%	9.60%
MSCI USA Index...
19.09	12.36	15.06
MSCI USA Minimum Volatility Index...
7.47	6.93	9.71

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 23,621,568,665
Holdings Count | Holding		169
Advisory Fees Paid, Amount		$ 34,536,257
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$23,621,568,665
Number of Portfolio Holdings...
169
Net Investment Advisory Fees...
$34,536,257
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.8%
Health Care...
13.4
Financials...
12.7
Consumer Staples...
9.4
Industrials...
7.0
Utilities...
6.9
Communication Services...
5.8
Consumer Discretionary...
5.4
Energy...
2.9
Real Estate...
2.6
Materials...
2.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
1.6%
Amphenol Corp., Class A...
1.6
Welltower, Inc...
1.6
Chubb Ltd...
1.5
Johnson & Johnson...
1.5
Berkshire Hathaway, Inc., Class B...
1.5
Cisco Systems, Inc...
1.5
Vertex Pharmaceuticals, Inc...
1.5
Duke Energy Corp...
1.4
Southern Co. (The)...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

C000240517
Shareholder Report [Line Items]
Fund Name		iShares Breakthrough Environmental Solutions ETF
Trading Symbol		ETEC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Breakthrough Environmental Solutions ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Breakthrough Environmental Solutions ETF	$53	0.47%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 24.96%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the Morningstar Global Emerging Green Technologies Select Index (Net) returned 25.36%.

What contributed to performance?

Japanese industrials stocks were the leading contributors to the Fund’s performance during the reporting period. Notably, electrical equipment companies were supported by heavy global demand for factory automation, semiconductor fabrication equipment, and artificial intelligence (“AI”) related infrastructure data center spending. In the United States, consumer discretionary stocks contributed. A global automotive supplier for combustion, hybrid, and electric vehicles benefited after expanding into hybrid and data center power markets. Semiconductors and semiconductor equipment companies were supported by increased demand for AI infrastructure and automotive electrification, as well as favorable domestic trade policies. Further, a Chinese electrical components and equipment company gained amid surging power requirements for AI data centers and green grid projects.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	Morningstar Global Emerging Green Technologies Select Index (Net)
Feb 23	$10,000	$10,000	$10,000
Mar 23	$10,497	$10,321	$10,504
Apr 23	$9,798	$10,470	$9,818
May 23	$9,617	$10,358	$9,634
Jun 23	$10,283	$10,959	$10,288
Jul 23	$10,854	$11,360	$10,919
Aug 23	$9,725	$11,043	$9,814
Sep 23	$8,955	$10,586	$9,019
Oct 23	$7,995	$10,268	$8,019
Nov 23	$8,878	$11,216	$8,949
Dec 23	$9,689	$11,754	$9,767
Jan 24	$8,266	$11,823	$8,363
Feb 24	$8,821	$12,330	$8,859
Mar 24	$9,030	$12,718	$9,119
Apr 24	$8,694	$12,298	$8,809
May 24	$9,195	$12,797	$9,237
Jun 24	$8,431	$13,082	$8,516
Jul 24	$8,715	$13,293	$8,783
Aug 24	$8,569	$13,631	$8,650
Sep 24	$9,487	$13,948	$9,648
Oct 24	$8,598	$13,635	$8,730
Nov 24	$8,345	$14,145	$8,374
Dec 24	$7,975	$13,810	$8,079
Jan 25	$8,092	$14,273	$8,189
Feb 25	$8,098	$14,187	$8,141
Mar 25	$7,834	$13,627	$7,884
Apr 25	$7,566	$13,754	$7,645
May 25	$8,223	$14,545	$8,327
Jun 25	$8,636	$15,197	$8,726
Jul 25	$8,853	$15,404	$8,983
Aug 25	$9,930	$15,784	$10,084
Sep 25	$10,258	$16,356	$10,385
Oct 25	$10,753	$16,722	$10,893
Nov 25	$10,346	$16,720	$10,459
Dec 25	$10,484	$16,895	$10,632
Jan 26	$11,115	$17,395	$11,297
Feb 26	$11,606	$17,619	$11,798
Mar 26	$11,286	$16,354	$11,256
Apr 26	$12,219	$18,017	$12,320
May 26	$13,334	$18,947	$13,526
Jun 26	$12,909	$18,795	$13,033
Jul 26	$11,063	$18,809	$11,260

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
24.96%	3.06%
MSCI All Country World Index (Net)...
22.11	20.81
Morningstar Global Emerging Green Technologies Select Index (Net)...
25.36	3.62

Performance Inception Date		Mar. 28, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 4,189,736
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 19,884
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,189,736
Number of Portfolio Holdings...
50
Net Investment Advisory Fees...
$19,884
Portfolio Turnover Rate...
52%

Holdings [Text Block]

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
28.6%
Electrical Equipment...
25.3
Machinery...
19.0
Automobiles...
15.8
Automobile Components...
6.8
Chemicals...
3.6
Electronic Equipment, Instruments & Components...
0.9
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
39.6%
China...
32.2
Japan...
16.0
Finland...
3.6
Denmark...
3.2
Germany...
3.0
South Korea...
1.7
Taiwan...
0.7
Footnote	Description
Footnote(a)	Excludes money market funds.

C000210493
Shareholder Report [Line Items]
Fund Name		iShares Cybersecurity and Tech ETF
Trading Symbol		IHAK
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Cybersecurity and Tech ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cybersecurity and Tech ETF	$51	0.47%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 19.00%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the NYSE FactSet Global Cyber Security Index (Net) returned 19.31%.

What contributed to performance?

In the United States, information technology stocks contributed the most to the Fund’s return, most notably systems software firms that provide threat prevention services. These companies gained amid aggressive enterprise platform consolidation strategies and surging demand for artificial intelligence security integrations. Also gaining was a biometrics-based identity technology company, supported by an expanded user base, customer retention, operational efficiencies, and favorable macro environmental tailwinds. A Taiwanese communications equipment company in the information technology sector benefited from growing demand for its high-speed, open-networking hardware.

What detracted from performance?

Japanese software companies detracted from the Fund’s return during the reporting period amid softer macroeconomic conditions and budget cuts among midsize enterprise clients. In Israel, a global cybersecurity company was pressured by weak performance in its security appliance segment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	NYSE FactSet Global Cyber Security Index (Net)
May 19	$10,000	$10,000	$10,000
Jun 19	$10,273	$10,197	$10,272
Jul 19	$10,658	$10,227	$10,666
Aug 19	$10,048	$9,985	$10,054
Sep 19	$9,904	$10,195	$9,911
Oct 19	$10,365	$10,474	$10,373
Nov 19	$10,963	$10,729	$10,972
Dec 19	$10,800	$11,107	$10,813
Jan 20	$11,315	$10,985	$11,336
Feb 20	$10,389	$10,097	$10,412
Mar 20	$9,953	$8,734	$9,977
Apr 20	$11,126	$9,670	$11,159
May 20	$12,544	$10,090	$12,587
Jun 20	$12,582	$10,413	$12,624
Jul 20	$13,625	$10,963	$13,677
Aug 20	$13,989	$11,635	$14,047
Sep 20	$13,253	$11,259	$13,312
Oct 20	$12,432	$10,985	$12,485
Nov 20	$14,009	$12,340	$14,075
Dec 20	$16,325	$12,913	$16,425
Jan 21	$16,596	$12,854	$16,702
Feb 21	$15,879	$13,152	$15,981
Mar 21	$15,446	$13,503	$15,541
Apr 21	$16,450	$14,093	$16,556
May 21	$16,450	$14,306	$16,583
Jun 21	$17,467	$14,501	$17,633
Jul 21	$17,770	$14,601	$17,938
Aug 21	$18,625	$14,967	$18,820
Sep 21	$17,588	$14,349	$17,794
Oct 21	$19,026	$15,081	$19,225
Nov 21	$18,224	$14,718	$18,413
Dec 21	$18,156	$15,306	$18,339
Jan 22	$16,450	$14,555	$16,561
Feb 22	$16,919	$14,179	$17,092
Mar 22	$17,355	$14,486	$17,563
Apr 22	$15,826	$13,326	$16,006
May 22	$15,231	$13,342	$15,396
Jun 22	$14,293	$12,217	$14,442
Jul 22	$14,975	$13,070	$15,128
Aug 22	$15,109	$12,589	$15,307
Sep 22	$13,845	$11,384	$14,026
Oct 22	$14,667	$12,071	$14,853
Nov 22	$14,229	$13,007	$14,355
Dec 22	$13,483	$12,495	$13,665
Jan 23	$13,954	$13,391	$14,135
Feb 23	$14,097	$13,007	$14,301
Mar 23	$14,852	$13,408	$15,044
Apr 23	$13,688	$13,601	$13,870
May 23	$15,191	$13,455	$15,405
Jun 23	$15,418	$14,237	$15,635
Jul 23	$16,108	$14,758	$16,341
Aug 23	$16,207	$14,345	$16,462
Sep 23	$15,716	$13,752	$15,969
Oct 23	$15,079	$13,339	$15,302
Nov 23	$17,066	$14,570	$17,124
Dec 23	$18,530	$15,270	$18,544
Jan 24	$18,873	$15,359	$18,921
Feb 24	$19,835	$16,018	$19,852
Mar 24	$19,131	$16,521	$19,153
Apr 24	$18,061	$15,976	$18,115
May 24	$17,938	$16,625	$17,955
Jun 24	$18,778	$16,995	$18,824
Jul 24	$19,125	$17,269	$19,164
Aug 24	$19,910	$17,708	$19,957
Sep 24	$19,954	$18,119	$20,020
Oct 24	$19,916	$17,713	$20,020
Nov 24	$20,612	$18,375	$20,678
Dec 24	$19,948	$17,940	$20,054
Jan 25	$20,785	$18,543	$20,918
Feb 25	$19,920	$18,431	$20,029
Mar 25	$19,260	$17,703	$19,328
Apr 25	$20,262	$17,868	$20,362
May 25	$20,856	$18,895	$20,985
Jun 25	$21,753	$19,743	$21,861
Jul 25	$20,852	$20,011	$20,997
Aug 25	$21,325	$20,505	$21,465
Sep 25	$21,464	$21,248	$21,579
Oct 25	$21,210	$21,723	$21,359
Nov 25	$20,158	$21,721	$20,283
Dec 25	$19,736	$21,948	$19,879
Jan 26	$18,955	$22,598	$19,112
Feb 26	$17,802	$22,889	$17,962
Mar 26	$17,885	$21,245	$17,939
Apr 26	$19,301	$23,406	$19,411
May 26	$23,692	$24,614	$23,917
Jun 26	$24,867	$24,417	$25,068
Jul 26	$24,815	$24,435	$25,052

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
19.00%	6.91%	13.58%
MSCI All Country World Index (Net)...
22.11	10.85	13.34
NYSE FactSet Global Cyber Security Index (Net)...
19.31	6.91	13.73

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 1,017,415,675
Holdings Count | Holding		38
Advisory Fees Paid, Amount		$ 4,017,638
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,017,415,675
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$4,017,638
Portfolio Turnover Rate...
32%

Holdings [Text Block]

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Software...
70.8%
Professional Services...
12.0
IT Services...
11.1
Communications Equipment...
6.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
75.7%
Israel...
5.7
Japan...
4.1
Canada...
3.5
Taiwan...
3.1
Denmark...
3.0
United Kingdom...
2.1
Germany...
1.6
Malaysia...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000246989
Shareholder Report [Line Items]
Fund Name		iShares Energy Storage & Materials ETF
Trading Symbol		IBAT
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Energy Storage & Materials ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Energy Storage & Materials ETF	$62	0.47%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 63.31%.

  For the same period, the STOXX Global Total Market Index (Net) returned 22.45% and the STOXX Global Energy Storage and Materials Index (Net) returned 63.95%.

What contributed to performance?

The information technology sector in Japan was the largest contributor to the Fund’s return during the reporting period. Specifically, an electronic component manufacturer benefited from surging artificial intelligence (“AI”) server demand, automotive electronics expansion, and a rebound in the global smartphone market. In the industrials sector, growth in capital goods companies was fueled by strong demand for AI data center infrastructure, including high-density optical cables and power components. The industrials sector in the United States was also a meaningful contributor, notably a heavy electrical equipment maker. The company, which makes clean fuel cells that generate electricity on-site, witnessed a surge in its business due to the extensive and immediate needs of AI data centers.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	STOXX Global Total Market Index (Net)	STOXX Global Energy Storage and Materials Index (Net)
Feb 24	$10,000	$10,000	$10,000
Mar 24	$10,206	$10,163	$10,217
Apr 24	$9,566	$9,814	$9,637
May 24	$9,732	$10,217	$9,712
Jun 24	$9,417	$10,407	$9,435
Jul 24	$9,648	$10,626	$9,657
Aug 24	$9,867	$10,877	$9,871
Sep 24	$10,393	$11,084	$10,433
Oct 24	$9,428	$10,835	$9,502
Nov 24	$9,494	$11,271	$9,481
Dec 24	$8,853	$10,962	$8,932
Jan 25	$8,949	$11,320	$9,013
Feb 25	$8,895	$11,186	$8,882
Mar 25	$8,556	$10,749	$8,530
Apr 25	$8,264	$10,874	$8,305
May 25	$8,478	$11,514	$8,540
Jun 25	$8,951	$12,033	$8,957
Jul 25	$9,597	$12,185	$9,682
Aug 25	$10,325	$12,516	$10,403
Sep 25	$11,499	$12,912	$11,519
Oct 25	$13,006	$13,193	$13,087
Nov 25	$12,239	$13,225	$12,259
Dec 25	$11,722	$13,369	$11,760
Jan 26	$13,194	$13,790	$13,283
Feb 26	$14,687	$14,044	$14,778
Mar 26	$13,909	$13,005	$13,626
Apr 26	$17,609	$14,336	$17,601
May 26	$19,490	$15,074	$19,524
Jun 26	$18,488	$14,983	$18,424
Jul 26	$15,673	$14,920	$15,873

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
63.31%	20.88%
STOXX Global Total Market Index (Net)...
22.45	18.42
STOXX Global Energy Storage and Materials Index (Net)...
63.95	21.56

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 68,556,338
Holdings Count | Holding		86
Advisory Fees Paid, Amount		$ 163,220
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$68,556,338
Number of Portfolio Holdings...
86
Net Investment Advisory Fees...
$163,220
Portfolio Turnover Rate...
67%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Materials...
40.3%
Industrials...
34.6
Information Technology...
23.1
Consumer Discretionary...
2.0
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
28.5%
Japan...
27.8
South Korea...
11.2
France...
11.2
China...
9.5
Germany...
7.2
Taiwan...
3.5
United Kingdom...
0.3
Belgium...
0.3
Norway...
0.2
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000152570
Shareholder Report [Line Items]
Fund Name		iShares Future Exponential Technologies ETF
Trading Symbol		XT
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Future Exponential Technologies ETF (the “Fund”) (formerly known as iShares Exponential Technologies ETF) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Exponential Technologies ETF	$53	0.46%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 30.63%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the Morningstar Exponential Technologies Index (Net) returned 30.79%.

What contributed to performance?

During the reporting period, U.S. semiconductors and semiconductor equipment stocks in the information technology sector were the leading contributors to the Fund’s return. Makers of high-performance artificial intelligence (“AI”) chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. Technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. In the healthcare sector, the pharmaceuticals subsector benefited from strong demand for GLP-1 therapies targeting obesity and diabetes, alongside continued innovation in oncology and immunology. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity further supported investor sentiment across the biotechnology subsector.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	Morningstar Exponential Technologies Index (Net)
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,008	$10,034	$10,009
Sep 16	$10,158	$10,095	$10,164
Oct 16	$9,730	$9,924	$9,735
Nov 16	$10,119	$9,999	$10,121
Dec 16	$10,369	$10,216	$10,379
Jan 17	$10,810	$10,494	$10,821
Feb 17	$11,268	$10,789	$11,294
Mar 17	$11,508	$10,921	$11,534
Apr 17	$11,787	$11,091	$11,812
May 17	$12,283	$11,336	$12,309
Jun 17	$12,355	$11,387	$12,381
Jul 17	$12,780	$11,706	$12,806
Aug 17	$13,089	$11,751	$13,124
Sep 17	$13,377	$11,978	$13,414
Oct 17	$13,627	$12,226	$13,683
Nov 17	$13,819	$12,463	$13,876
Dec 17	$13,863	$12,664	$13,933
Jan 18	$14,823	$13,379	$14,900
Feb 18	$14,435	$12,817	$14,507
Mar 18	$14,196	$12,533	$14,265
Apr 18	$14,098	$12,662	$14,182
May 18	$14,349	$12,678	$14,437
Jun 18	$14,290	$12,609	$14,376
Jul 18	$14,886	$12,989	$14,977
Aug 18	$15,304	$13,092	$15,404
Sep 18	$15,300	$13,148	$15,409
Oct 18	$13,888	$12,163	$13,981
Nov 18	$14,354	$12,341	$14,455
Dec 18	$13,222	$11,472	$13,318
Jan 19	$14,349	$12,378	$14,460
Feb 19	$14,865	$12,709	$14,980
Mar 19	$15,091	$12,868	$15,210
Apr 19	$15,507	$13,303	$15,632
May 19	$14,317	$12,514	$14,427
Jun 19	$15,469	$13,334	$15,589
Jul 19	$15,581	$13,373	$15,712
Aug 19	$15,188	$13,055	$15,316
Sep 19	$15,497	$13,330	$15,628
Oct 19	$16,033	$13,695	$16,178
Nov 19	$16,739	$14,029	$16,891
Dec 19	$17,254	$14,523	$17,418
Jan 20	$17,181	$14,363	$17,346
Feb 20	$16,221	$13,203	$16,378
Mar 20	$14,389	$11,420	$14,534
Apr 20	$16,217	$12,644	$16,394
May 20	$17,334	$13,194	$17,513
Jun 20	$18,049	$13,615	$18,239
Jul 20	$19,173	$14,335	$19,384
Aug 20	$20,203	$15,213	$20,431
Sep 20	$19,729	$14,722	$19,956
Oct 20	$19,376	$14,364	$19,606
Nov 20	$22,005	$16,135	$22,270
Dec 20	$23,337	$16,884	$23,630
Jan 21	$23,753	$16,807	$24,075
Feb 21	$23,891	$17,196	$24,215
Mar 21	$24,062	$17,656	$24,399
Apr 21	$24,974	$18,427	$25,328
May 21	$25,113	$18,706	$25,477
Jun 21	$25,844	$18,961	$26,223
Jul 21	$26,138	$19,092	$26,531
Aug 21	$26,932	$19,569	$27,365
Sep 21	$25,635	$18,761	$26,092
Oct 21	$26,588	$19,719	$27,020
Nov 21	$26,445	$19,244	$26,871
Dec 21	$27,143	$20,013	$27,620
Jan 22	$24,436	$19,031	$24,692
Feb 22	$23,791	$18,539	$24,160
Mar 22	$24,209	$18,941	$24,720
Apr 22	$21,512	$17,425	$21,972
May 22	$21,382	$17,445	$21,748
Jun 22	$19,789	$15,975	$20,109
Jul 22	$21,457	$17,090	$21,884
Aug 22	$20,401	$16,461	$20,919
Sep 22	$18,428	$14,885	$18,893
Oct 22	$19,405	$15,783	$19,866
Nov 22	$21,124	$17,008	$21,417
Dec 22	$19,608	$16,338	$20,073
Jan 23	$21,900	$17,510	$22,364
Feb 23	$21,054	$17,008	$21,584
Mar 23	$21,827	$17,532	$22,329
Apr 23	$21,043	$17,784	$21,527
May 23	$22,097	$17,593	$22,596
Jun 23	$23,078	$18,615	$23,589
Jul 23	$24,258	$19,296	$24,851
Aug 23	$22,960	$18,757	$23,537
Sep 23	$21,653	$17,981	$22,203
Oct 23	$20,320	$17,441	$20,775
Nov 23	$23,078	$19,051	$23,616
Dec 23	$24,919	$19,966	$25,514
Jan 24	$23,713	$20,083	$24,362
Feb 24	$24,864	$20,944	$25,460
Mar 24	$24,811	$21,602	$25,425
Apr 24	$23,216	$20,889	$23,869
May 24	$24,189	$21,738	$24,759
Jun 24	$24,495	$22,222	$25,143
Jul 24	$24,705	$22,580	$25,355
Aug 24	$24,962	$23,154	$25,637
Sep 24	$25,430	$23,692	$26,178
Oct 24	$24,495	$23,160	$25,221
Nov 24	$25,670	$24,026	$26,344
Dec 24	$24,993	$23,457	$25,752
Jan 25	$25,984	$24,245	$26,801
Feb 25	$25,656	$24,099	$26,335
Mar 25	$24,062	$23,147	$24,660
Apr 25	$24,254	$23,363	$24,962
May 25	$25,687	$24,705	$26,455
Jun 25	$27,398	$25,815	$28,162
Jul 25	$27,686	$26,165	$28,566
Aug 25	$28,634	$26,811	$29,464
Sep 25	$30,229	$27,783	$31,063
Oct 25	$31,569	$28,404	$32,484
Nov 25	$31,240	$28,401	$32,134
Dec 25	$31,533	$28,697	$32,511
Jan 26	$32,734	$29,548	$33,771
Feb 26	$32,790	$29,928	$33,815
Mar 26	$30,802	$27,779	$31,490
Apr 26	$34,567	$30,604	$35,543
May 26	$37,926	$32,184	$39,092
Jun 26	$37,549	$31,926	$38,615
Jul 26	$36,166	$31,950	$37,362

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
30.63%	6.71%	13.72%
MSCI All Country World Index (Net)...
22.11	10.85	12.32
Morningstar Exponential Technologies Index (Net)...
30.79	7.09	14.09

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2025
AssetsNet		$ 3,816,124,258
Holdings Count | Holding		199
Advisory Fees Paid, Amount		$ 16,756,814
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,816,124,258
Number of Portfolio Holdings...
199
Net Investment Advisory Fees...
$16,756,814
Portfolio Turnover Rate...
83%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
42.0%
Health Care...
28.1
Industrials...
9.0
Consumer Discretionary...
7.1
Communication Services...
4.3
Utilities...
4.0
Financials...
4.0
Materials...
1.5
Real Estate...
0.0Footnote Reference(b)
Energy...
0.0Footnote Reference(b)
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
71.2%
United Kingdom...
3.8
Japan...
3.6
Switzerland...
3.5
Germany...
3.2
China...
3.1
Taiwan...
2.3
France...
2.1
South Korea...
1.5
Spain...
1.4
OtherFootnote Reference(c)...
4.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000212225
Shareholder Report [Line Items]
Fund Name		iShares Genomics Immunology and Healthcare ETF
Trading Symbol		IDNA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Genomics Immunology and Healthcare ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Genomics Immunology and Healthcare ETF	$60	0.47%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 54.25%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the NYSE FactSet Global Genomics and Immuno Biopharma Index (Net) returned 53.76%.

What contributed to performance?

During the reporting period, the U.S. biotechnology sector contributed the most to the Fund’s return. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity, as well as robust clinical trials, and innovative developments, supported investor sentiment across the biotechnology subsector. This positive momentum was further amplified by a stabilizing regulatory environment for drug approvals, easing macroeconomic headwinds, and a wave of positive late-stage clinical data also contributed to the sector’s performance.

What detracted from performance?

A precision cancer testing company modestly detracted from the Fund’s return due to its lofty valuation following its initial public offering, compounded by reimbursement pressures for its diagnostic tests.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	NYSE FactSet Global Genomics and Immuno Biopharma Index (Net)
May 19	$10,000	$10,000	$10,000
Jun 19	$11,092	$10,197	$11,074
Jul 19	$11,288	$10,227	$11,264
Aug 19	$10,531	$9,985	$10,508
Sep 19	$9,996	$10,195	$9,978
Oct 19	$10,581	$10,474	$10,571
Nov 19	$11,889	$10,729	$11,878
Dec 19	$12,297	$11,107	$12,282
Jan 20	$11,510	$10,985	$11,495
Feb 20	$11,988	$10,097	$11,966
Mar 20	$11,015	$8,734	$10,981
Apr 20	$13,022	$9,670	$12,978
May 20	$14,799	$10,090	$14,755
Jun 20	$15,634	$10,413	$15,588
Jul 20	$15,399	$10,963	$15,358
Aug 20	$15,787	$11,635	$15,748
Sep 20	$16,052	$11,259	$16,015
Oct 20	$15,622	$10,985	$15,584
Nov 20	$18,447	$12,340	$18,413
Dec 20	$18,998	$12,913	$18,960
Jan 21	$20,792	$12,854	$20,755
Feb 21	$19,399	$13,152	$19,368
Mar 21	$18,862	$13,503	$18,836
Apr 21	$19,808	$14,093	$19,804
May 21	$19,383	$14,306	$19,350
Jun 21	$21,501	$14,501	$21,514
Jul 21	$20,711	$14,601	$20,655
Aug 21	$22,258	$14,967	$22,240
Sep 21	$20,959	$14,349	$20,965
Oct 21	$20,479	$15,081	$20,494
Nov 21	$19,585	$14,718	$19,581
Dec 21	$18,238	$15,306	$18,252
Jan 22	$15,137	$14,555	$15,066
Feb 22	$14,510	$14,179	$14,537
Mar 22	$14,323	$14,486	$14,403
Apr 22	$12,405	$13,326	$12,464
May 22	$11,949	$13,342	$11,947
Jun 22	$12,113	$12,217	$12,101
Jul 22	$13,233	$13,070	$13,228
Aug 22	$12,390	$12,589	$12,409
Sep 22	$11,041	$11,384	$11,061
Oct 22	$11,383	$12,071	$11,378
Nov 22	$11,795	$13,007	$11,785
Dec 22	$10,559	$12,495	$10,607
Jan 23	$11,283	$13,391	$11,321
Feb 23	$10,073	$13,007	$10,124
Mar 23	$9,759	$13,408	$9,795
Apr 23	$9,822	$13,601	$9,872
May 23	$10,006	$13,455	$10,038
Jun 23	$9,787	$14,237	$9,834
Jul 23	$10,052	$14,758	$10,117
Aug 23	$9,452	$14,345	$9,517
Sep 23	$8,559	$13,752	$8,611
Oct 23	$7,605	$13,339	$7,641
Nov 23	$8,669	$14,570	$8,720
Dec 23	$9,740	$15,270	$9,811
Jan 24	$9,389	$15,359	$9,486
Feb 24	$10,217	$16,018	$10,316
Mar 24	$10,180	$16,521	$10,260
Apr 24	$9,538	$15,976	$9,623
May 24	$10,039	$16,625	$10,097
Jun 24	$9,836	$16,995	$9,903
Jul 24	$10,552	$17,269	$10,620
Aug 24	$10,613	$17,708	$10,681
Sep 24	$10,434	$18,119	$10,530
Oct 24	$10,262	$17,713	$10,323
Nov 24	$10,487	$18,375	$10,539
Dec 24	$9,644	$17,940	$9,700
Jan 25	$9,726	$18,543	$9,807
Feb 25	$9,608	$18,431	$9,658
Mar 25	$8,727	$17,703	$8,760
Apr 25	$8,997	$17,868	$9,048
May 25	$8,630	$18,895	$8,664
Jun 25	$8,831	$19,743	$8,864
Jul 25	$9,104	$20,011	$9,213
Aug 25	$9,512	$20,505	$9,567
Sep 25	$10,169	$21,248	$10,189
Oct 25	$10,908	$21,723	$10,979
Nov 25	$11,834	$21,721	$11,913
Dec 25	$11,319	$21,948	$11,430
Jan 26	$12,347	$22,598	$12,450
Feb 26	$13,434	$22,889	$13,539
Mar 26	$12,486	$21,245	$12,516
Apr 26	$12,730	$23,406	$12,837
May 26	$12,941	$24,614	$13,068
Jun 26	$14,614	$24,417	$14,748
Jul 26	$14,044	$24,435	$14,165

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
54.25%	(7.47)%	4.87%
MSCI All Country World Index (Net)...
22.11	10.85	13.34
NYSE FactSet Global Genomics and Immuno Biopharma Index (Net)...
53.76	(7.27)	5.00

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 190,864,667
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 676,240
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$190,864,667
Number of Portfolio Holdings...
53
Net Investment Advisory Fees...
$676,240
Portfolio Turnover Rate...
52%

Holdings [Text Block]

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Biotechnology...
64.4%
Pharmaceuticals...
32.3
Life Sciences Tools & Services...
3.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
61.3%
Germany...
8.6
France...
7.8
Japan...
6.0
Denmark...
4.2
Switzerland...
3.9
United Kingdom...
3.6
China...
2.3
Canada...
1.5
Iceland...
0.5
South Korea...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.

C000236410
Shareholder Report [Line Items]
Fund Name		iShares Neuroscience and Healthcare ETF
Trading Symbol		IBRN
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Neuroscience and Healthcare ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Neuroscience and Healthcare ETF	$61	0.47%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 58.35%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the NYSE FactSet Global Neuro Biopharma and MedTech Index (Net) returned 58.63%.

What contributed to performance?

During the reporting period, the U.S. biotechnology sector was the largest contributor to the Fund’s return, supported by deal activity, pivotal trial advancements, and a stabilizing regulatory environment. Notably, clinical trials demonstrated encouraging progress across several serious and rare disorders, with multiple pipeline programs benefiting from orphan drug designations. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines, benefiting both the biotechnology and pharmaceuticals segments. Pharmaceuticals were further bolstered by blockbuster commercial execution, particularly through surgin global sales of next-generation GLP-1 weight-loss treatments and oncology therapies.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	NYSE FactSet Global Neuro Biopharma and MedTech Index (Net)
Jul 22	$10,000	$10,000	$10,000
Aug 22	$9,551	$9,660	$9,554
Sep 22	$9,806	$8,735	$9,818
Oct 22	$9,983	$9,263	$10,002
Nov 22	$10,550	$9,981	$10,549
Dec 22	$10,296	$9,588	$10,308
Jan 23	$10,643	$10,276	$10,647
Feb 23	$9,915	$9,981	$9,927
Mar 23	$9,423	$10,289	$9,431
Apr 23	$9,789	$10,437	$9,795
May 23	$9,579	$10,325	$9,582
Jun 23	$9,608	$10,924	$9,616
Jul 23	$9,755	$11,324	$9,801
Aug 23	$9,126	$11,008	$9,140
Sep 23	$8,316	$10,553	$8,334
Oct 23	$7,672	$10,235	$7,683
Nov 23	$8,523	$11,180	$8,539
Dec 23	$10,398	$11,717	$10,427
Jan 24	$10,110	$11,786	$10,132
Feb 24	$10,190	$12,291	$10,199
Mar 24	$10,140	$12,678	$10,153
Apr 24	$9,322	$12,259	$9,342
May 24	$9,349	$12,757	$9,357
Jun 24	$9,327	$13,041	$9,345
Jul 24	$10,188	$13,251	$10,207
Aug 24	$10,273	$13,588	$10,293
Sep 24	$9,936	$13,904	$9,960
Oct 24	$10,589	$13,592	$10,614
Nov 24	$10,748	$14,100	$10,765
Dec 24	$10,121	$13,766	$10,151
Jan 25	$10,328	$14,228	$10,364
Feb 25	$9,906	$14,143	$9,950
Mar 25	$8,892	$13,584	$8,925
Apr 25	$9,017	$13,711	$9,059
May 25	$8,728	$14,499	$8,768
Jun 25	$8,710	$15,150	$8,745
Jul 25	$9,278	$15,355	$9,341
Aug 25	$9,937	$15,734	$9,990
Sep 25	$10,668	$16,305	$10,717
Oct 25	$11,990	$16,669	$12,063
Nov 25	$12,626	$16,667	$12,694
Dec 25	$12,981	$16,841	$13,066
Jan 26	$13,095	$17,340	$13,185
Feb 26	$12,910	$17,563	$12,997
Mar 26	$13,222	$16,302	$13,287
Apr 26	$13,859	$17,960	$13,957
May 26	$14,409	$18,887	$14,527
Jun 26	$15,630	$18,736	$15,757
Jul 26	$14,692	$18,750	$14,818

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
58.35%	10.27%
MSCI All Country World Index (Net)...
22.11	17.33
NYSE FactSet Global Neuro Biopharma and MedTech Index (Net)...
58.63	10.51

Performance Inception Date		Aug. 24, 2022
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 5,485,534
Holdings Count | Holding		70
Advisory Fees Paid, Amount		$ 22,286
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,485,534
Number of Portfolio Holdings...
70
Net Investment Advisory Fees...
$22,286
Portfolio Turnover Rate...
46%

Holdings [Text Block]

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Biotechnology...
72.7%
Pharmaceuticals...
20.2
Health Care Equipment...
6.3
Technology Hardware, Storage & Peripherals...
0.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
82.4%
Netherlands...
3.9
South Korea...
2.4
Sweden...
2.4
Denmark...
1.8
Switzerland...
1.8
Australia...
1.5
China...
1.0
Japan...
0.8
France...
0.8
OtherFootnote Reference(b)...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000205801
Shareholder Report [Line Items]
Fund Name		iShares Self-Driving EV and Tech ETF
Trading Symbol		IDRV
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Self-Driving EV and Tech ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Self-Driving EV and Tech ETF	$52	0.49%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 11.61%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11% and the NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net) returned 11.45%.

What contributed to performance?

South Korean equities were the leading contributors to the Fund’s performance during the reporting period. An electronic components manufacturer in the information technology sector benefited from an aggressive expansion into for artificial intelligence (“AI”) data centers , and increasing U.S. manufacturing incentives. In the auto and components subsector, a high-tech robotics and advanced auto parts maker gained amid a strategic push into robotics and physical AI, as well as strong global hybrid vehicle demand. In the United States, a global specialty chemicals company in the materials sector was supported by a rebound in lithium prices and robust global demand for electric vehicle batteries and grid-scale energy storage.

What detracted from performance?

Chinese automobile manufacturers detracted from the Fund’s return during the reporting period. Electric vehicle makers faced an intense price war, which led to aggressive discounting, shrinking profit margins, as well as slowing retail demand.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	MSCI All Country World Index (Net)	NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net)
Mar 19	$10,000	$10,000	$10,000
Apr 19	$9,984	$10,055	$9,985
May 19	$8,610	$9,459	$8,599
Jun 19	$9,520	$10,078	$9,509
Jul 19	$9,560	$10,108	$9,552
Aug 19	$9,123	$9,868	$9,091
Sep 19	$9,572	$10,075	$9,563
Oct 19	$10,131	$10,351	$10,128
Nov 19	$10,437	$10,604	$10,434
Dec 19	$10,947	$10,977	$10,945
Jan 20	$10,795	$10,856	$10,796
Feb 20	$10,108	$9,979	$10,100
Mar 20	$8,370	$8,632	$8,351
Apr 20	$9,612	$9,557	$9,609
May 20	$10,395	$9,972	$10,393
Jun 20	$11,217	$10,291	$11,218
Jul 20	$11,941	$10,835	$11,947
Aug 20	$13,678	$11,499	$13,690
Sep 20	$13,405	$11,128	$13,419
Oct 20	$13,417	$10,857	$13,423
Nov 20	$16,124	$12,195	$16,139
Dec 20	$17,351	$12,761	$17,369
Jan 21	$17,932	$12,704	$17,951
Feb 21	$18,065	$12,998	$18,105
Mar 21	$18,529	$13,345	$18,568
Apr 21	$18,835	$13,928	$18,873
May 21	$19,332	$14,139	$19,379
Jun 21	$20,088	$14,332	$20,125
Jul 21	$20,213	$14,430	$20,243
Aug 21	$20,294	$14,792	$20,359
Sep 21	$19,436	$14,181	$19,558
Oct 21	$21,210	$14,904	$21,267
Nov 21	$22,141	$14,545	$22,213
Dec 21	$22,087	$15,127	$22,183
Jan 22	$20,406	$14,384	$20,330
Feb 22	$19,401	$14,013	$19,505
Mar 22	$18,922	$14,316	$19,120
Apr 22	$16,738	$13,171	$16,912
May 22	$17,232	$13,186	$17,284
Jun 22	$15,202	$12,074	$15,238
Jul 22	$16,870	$12,917	$16,885
Aug 22	$15,879	$12,442	$16,002
Sep 22	$13,782	$11,251	$13,888
Oct 22	$14,654	$11,930	$14,732
Nov 22	$16,229	$12,855	$16,119
Dec 22	$14,101	$12,349	$14,218
Jan 23	$17,178	$13,235	$17,176
Feb 23	$16,184	$12,855	$16,289
Mar 23	$16,020	$13,251	$16,057
Apr 23	$15,187	$13,442	$15,179
May 23	$15,337	$13,298	$15,332
Jun 23	$17,221	$14,070	$17,171
Jul 23	$19,261	$14,585	$19,345
Aug 23	$16,788	$14,178	$16,865
Sep 23	$15,706	$13,591	$15,704
Oct 23	$13,203	$13,183	$13,129
Nov 23	$14,129	$14,400	$14,120
Dec 23	$15,273	$15,091	$15,233
Jan 24	$12,755	$15,180	$12,755
Feb 24	$13,832	$15,831	$13,721
Mar 24	$13,455	$16,328	$13,397
Apr 24	$12,639	$15,789	$12,611
May 24	$13,229	$16,431	$13,018
Jun 24	$12,303	$16,796	$12,201
Jul 24	$12,680	$17,067	$12,532
Aug 24	$12,617	$17,501	$12,499
Sep 24	$13,726	$17,907	$13,767
Oct 24	$12,767	$17,506	$12,714
Nov 24	$12,729	$18,160	$12,493
Dec 24	$12,823	$17,730	$12,717
Jan 25	$13,065	$18,326	$12,932
Feb 25	$13,378	$18,215	$13,136
Mar 25	$12,804	$17,496	$12,564
Apr 25	$12,706	$17,659	$12,545
May 25	$13,163	$18,674	$13,002
Jun 25	$13,525	$19,512	$13,340
Jul 25	$14,421	$19,777	$14,244
Aug 25	$15,661	$20,265	$15,518
Sep 25	$16,242	$21,000	$16,013
Oct 25	$17,194	$21,469	$16,929
Nov 25	$16,806	$21,467	$16,564
Dec 25	$16,933	$21,691	$16,744
Jan 26	$17,140	$22,334	$17,034
Feb 26	$18,190	$22,621	$18,002
Mar 26	$17,079	$20,997	$16,468
Apr 26	$19,325	$23,132	$18,889
May 26	$20,047	$24,326	$19,773
Jun 26	$17,085	$24,131	$16,693
Jul 26	$16,095	$24,149	$15,876

Average Annual Return [Table Text Block]
Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
11.61%	(4.45)%	6.74%
MSCI All Country World Index (Net)...
22.11	10.85	12.86
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net)...
11.45	(4.74)	6.55

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 132,992,889
Holdings Count | Holding		57
Advisory Fees Paid, Amount		$ 738,932
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$132,992,889
Number of Portfolio Holdings...
57
Net Investment Advisory Fees...
$738,932
Portfolio Turnover Rate...
42%

Holdings [Text Block]

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary...
63.1%
Industrials...
15.7
Materials...
13.2
Information Technology...
8.0
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
30.3%
China...
27.9
South Korea...
13.9
Germany...
11.2
Australia...
4.6
France...
4.0
Switzerland...
3.7
Japan...
2.1
Canada...
1.2
Sweden...
0.6
Taiwan...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Rounds to less than 0.01%.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.